                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS CO. (STIC)

                            LIQUID ASSETS PORTFOLIO

                             CASH MANAGEMENT CLASS

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS
Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


LAP-SAR-3

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Cash Management Class provided competitive performance; its monthly yield was 1.20%, and its seven-day yield was 1.19%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 55-day range; at the close of the reporting period the WAM was 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Cash Management Class stood at $6.9 billion at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                 SEVEN-DAY
                                                MONTHLY YIELD      YIELD

Liquid Assets Portfolio                             1.20%          1.19%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--          1.00%          0.98%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--          0.95%          0.93%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 277 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of 591 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-24.88%(a)

FINANCIAL-24.88%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.63%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 10/01/02; Cost $49,550,806)
  1.59%                                        03/17/03   $   49,919   $     49,883,724
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $173,298,406)
  1.34%                                        03/21/03      174,086        173,956,886
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $69,765,292)
  1.33%                                        03/25/03       70,000         69,938,333
---------------------------------------------------------------------------------------
  (Acquired 11/18/02; Cost $182,541,821)
  1.34%                                        03/31/03      183,450        183,245,147
---------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $10,501,295)(b)
  1.30%                                        07/16/03       10,570         10,517,708
=======================================================================================
                                                                            487,541,798
=======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.19%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $20,206,358)(b)
  1.28%                                        03/20/03       20,251         20,237,319
---------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/15/03; Cost $37,024,264)(b)
  1.30%                                        03/17/03       37,106         37,084,561
=======================================================================================
                                                                             57,321,880
=======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.59%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 01/07/03; Cost $49,758,014)
  1.31%                                        05/20/03       50,000         49,854,444
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,643,694)
  1.27%                                        05/22/03      100,000         99,710,722
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,566,083)
  1.27%                                        06/13/03      100,000         99,633,111
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $74,559,437)
  1.33%                                        06/16/03       75,000         74,703,521
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)
  (Acquired 02/18/03; Cost $33,336,175)(b)
  1.28%                                        05/20/03   $   33,442   $     33,346,876
---------------------------------------------------------------------------------------
Steamboat Funding Corp. (National Westminster
  Bank PLC-ABS Program Sponsor)(b)
  (Acquired 02/27/03; Cost $81,650,554)
  1.30%                                        03/10/03       81,683         81,656,453
---------------------------------------------------------------------------------------
  (Acquired 02/28/03; Cost $35,147,700)
  1.29%                                        03/28/03       35,183         35,148,960
---------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 10/03/02; Cost $198,400,000)
  1.60%                                        04/01/03      200,000        199,724,444
---------------------------------------------------------------------------------------
  (Acquired 07/08/02; Cost $98,522,500)
  1.97%                                        04/04/03      100,000         99,813,944
=======================================================================================
                                                                            773,592,475
=======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.50%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $28,803,283)
  1.65%                                        03/26/03       29,000         28,966,771
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $24,916,688)
  1.29%                                        04/17/03       25,000         24,957,896
---------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 01/17/03; Cost $99,786,667)
  1.28%                                        03/18/03      100,000         99,939,556
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,897,875)
  1.29%                                        03/19/03       50,000         49,967,750
---------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)
  (Acquired 02/11/03; Cost $74,843,896)(b)(c)
  1.27%                                        04/11/03       75,000         74,891,521
---------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 10/04/02; Cost $155,141,696)
  1.63%                                        03/03/03      156,192        156,177,078
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,062,000)
  1.34%                                        03/25/03      200,000        199,821,333
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,054,556)
  1.34%                                        03/26/03      200,000        199,813,889
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  (Acquired 12/05/02; Cost $99,531,556)
  1.36%                                        04/08/03   $  100,000   $     99,856,444
---------------------------------------------------------------------------------------
  (Acquired 12/05/02; Cost $99,527,778)
  1.36%                                        04/09/03      100,000         99,852,667
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $86,324,878)
  1.29%                                        06/02/03       86,757         86,467,882
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $198,938,333)
  1.30%                                        06/03/03      200,000        199,321,111
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $149,192,917)
  1.30%                                        06/05/03      150,000        149,480,000
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 12/20/02; Cost $24,916,875)(b)
  1.33%                                        03/20/03       25,000         24,982,451
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch- ABS Program Sponsor)
  1.32%                                        03/07/03      200,000        199,956,000
---------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $49,658,542)
  1.65%                                        03/27/03       50,000         49,940,417
=======================================================================================
                                                                          1,944,255,558
=======================================================================================

ASSET BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES-0.67%

Beta Finance Inc. (Citibank International
  PLC-ABS Program Sponsor)
  (Acquired 01/06/03; Cost $199,342,778)(b)
  1.30%                                        04/08/03      200,000        199,725,556
=======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-5.45%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 01/13/03; Cost $49,783,333)
  1.30%                                        05/14/03       50,000         49,866,389
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $64,724,833)
  1.27%                                        06/10/03       65,000         64,768,401
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,729,778)
  1.28%                                        06/23/03       50,000         49,797,333
---------------------------------------------------------------------------------------
  (Acquired 01/17/03; Cost $99,426,667)
  1.29%                                        06/30/03      100,000         99,566,417
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust; Series I (Ford Motor Credit
  Co.-ABS Program Sponsor)(b)
  (Acquired 12/09/02; Cost $99,523,556)
  1.34%                                        04/16/03   $  100,000   $     99,828,778
---------------------------------------------------------------------------------------
  (Acquired 12/11/02; Cost $49,748,750)
  1.52%                                        04/25/03       50,000         49,897,639
---------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $99,392,000)
  1.28%                                        07/25/03      100,000         99,480,889
---------------------------------------------------------------------------------------
  (Acquired 02/21/03, Cost $121,527,710)
  1.27%                                        08/19/03      122,300        121,562,225
---------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $99,248,389)
  1.66%                                        03/14/03      100,000         99,940,056
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $138,989,200)
  1.52%                                        04/25/03      140,000        139,674,889
---------------------------------------------------------------------------------------
  (Acquired 01/13/03; Cost $92,576,850)
  1.30%                                        05/19/03       93,000         92,734,692
---------------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 12/18/02; Cost $99,587,500)
  1.35%                                        04/07/03      100,000         99,861,250
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $24,838,514)
  1.51%                                        04/08/03       25,000         24,960,153
---------------------------------------------------------------------------------------
  (Acquired 12/09/02; Cost $49,763,639)
  1.34%                                        04/15/03       50,000         49,916,250
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $248,442,444)
  1.65%                                        04/24/03      250,000        249,451,000
---------------------------------------------------------------------------------------
  (Acquired 12/12/02; Cost $89,467,350)
  1.34%                                        05/20/03       90,000         89,732,000
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $49,749,028)
  1.30%                                        05/27/03       50,000         49,842,917
---------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,368,528)
  1.27%                                        08/04/03      100,000         99,449,667
=======================================================================================
                                                                          1,630,330,945
=======================================================================================

AGRICULTURAL PRODUCTS-0.09%

Cargill Inc.
  1.27%                                        06/20/03       25,000         24,902,104
=======================================================================================

BANKS-1.94%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.34%                                        04/01/03      100,000         99,884,611
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
BANKS-(CONTINUED)

Citicorp
  1.29%                                        04/18/03   $  200,000   $    199,656,000
---------------------------------------------------------------------------------------
Dexia Delaware LLC
  1.29%                                        03/14/03      100,000         99,953,417
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.34%                                        03/27/03       80,971         80,892,638
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/14/03      100,000         99,954,139
=======================================================================================
                                                                            580,340,805
=======================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.82%

GE Capital International Funding Inc.-Series
  A
  (Acquired 10/28/02; Cost $173,563,639)(b)
  1.66%                                        04/25/03      175,000        174,556,181
---------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.28%                                        08/06/03      100,000         99,438,222
---------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(d)
  1.42%                                        03/31/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.42%                                        04/14/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        05/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        06/04/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.35%                                        07/23/03       50,000         50,000,000
---------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate(d)
  1.41%                                        03/03/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.41%                                        04/07/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.66%                                        04/07/03       71,000         71,015,119
---------------------------------------------------------------------------------------
  1.76%                                        08/04/03       25,000         25,032,467
---------------------------------------------------------------------------------------
  1.76%                                        08/18/03       65,000         65,091,966
---------------------------------------------------------------------------------------
  1.39%                                        08/21/03      205,000        205,000,000
---------------------------------------------------------------------------------------
Morgan Stanley
  1.30%                                        05/09/03      100,000         99,750,833
---------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
  1.34%                                        03/19/03      300,000        299,799,000
=======================================================================================
                                                                          1,739,683,788
=======================================================================================
    Total Financial                                                       7,437,694,909
=======================================================================================
    Total Commercial Paper (Cost
      $7,437,694,909)                                                     7,437,694,909
_______________________________________________________________________________________
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-22.39%

Bank of New York
  1.69%                                        08/11/03   $  100,000   $     99,995,549
---------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.34%                                        03/18/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  1.35%                                        04/09/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.34%                                        04/11/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (Germany)
  1.78%                                        04/25/03       15,000         15,006,805
---------------------------------------------------------------------------------------
BNP Paribas (France)
  1.61%                                        03/03/03       50,000         50,000,028
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/13/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.79%                                        08/06/03       95,000         95,002,506
---------------------------------------------------------------------------------------
Danske Bank (Denmark)
  1.36%                                        01/28/04      150,000        149,996,579
---------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.31%                                        04/11/03      180,000        180,000,000
---------------------------------------------------------------------------------------
  1.27%                                        05/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/15/03      186,000        186,007,577
---------------------------------------------------------------------------------------
  1.30%                                        05/30/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Fifth Third Bank
  1.26%                                        08/21/03      100,000        100,000,000
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.77%                                        03/03/03       25,000         25,000,574
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.37%                                        04/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.52%                                        05/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.33%                                        05/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.32%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.34%                                        06/24/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen Girozentrale
  (Germany)
  1.28%                                        08/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  1.77%                                        04/25/03      100,000        100,046,897
---------------------------------------------------------------------------------------
M & I Bank FSB
  1.34%                                        04/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  2.02%                                        03/24/03   $   50,000   $     50,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000         50,000,000
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.70%                                        03/25/03       75,000         75,004,939
---------------------------------------------------------------------------------------
  1.51%                                        05/05/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.51%                                        03/28/03      100,000        100,000,365
---------------------------------------------------------------------------------------
  1.50%                                        05/06/03       20,000         20,001,452
---------------------------------------------------------------------------------------
Societe Generale (France)
  2.00%                                        04/10/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.30%                                        04/15/03       97,000         97,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/16/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.31%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.03%                                        03/24/03      100,000        100,000,629
---------------------------------------------------------------------------------------
  1.30%                                        05/12/03      150,000        150,000,000
---------------------------------------------------------------------------------------
  1.28%                                        07/21/03      300,000        300,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        10/08/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.25%                                        03/21/03       50,000         49,999,720
---------------------------------------------------------------------------------------
WestLB A.G. (Germany)
  1.35%                                        05/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        06/06/03      200,000        200,000,000
=======================================================================================
    Total Certificates of Deposit (Cost
      $6,693,063,620)                                                     6,693,063,620
_______________________________________________________________________________________
=======================================================================================

TIME DEPOSITS-6.46%

Bank One N.A.-Cayman
  1.31%                                        03/03/03      136,748        136,747,906
---------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
  1.35%                                        03/03/03      500,000        500,000,000
---------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.31%                                        03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Dexia Banque Belgique-Cayman (Belgium)
  1.35%                                        03/03/03      294,000        294,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
TIME DEPOSITS-(CONTINUED)

M&I Marshall & Isley Bank-Cayman
  1.31%                                        03/03/03   $  300,000   $    300,000,000
---------------------------------------------------------------------------------------
State Street Bank-Cayman
  1.35%                                        03/03/03      300,000        300,000,000
---------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.31%                                        03/03/03      300,000        300,000,000
=======================================================================================
    Total Time Deposits (Cost $1,930,747,906)                             1,930,747,906
_______________________________________________________________________________________
=======================================================================================

PROMISSORY NOTES-5.45%

Goldman Sachs Group, Inc. (The)(b)
  (Acquired 03/21/02; Cost $200,000,000)
  1.55%(d)                                     03/21/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 11/27/02; Cost $200,000,000)
  1.47%                                        03/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/10/02; Cost $250,000,000)
  1.47%(d)                                     05/08/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/13/02; Cost $230,000,000)
  1.48%(d)                                     06/11/03      230,000        230,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/16/02; Cost $100,000,000)
  1.48%(d)                                     06/23/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  (Acquired 01/27/03; Cost $400,000,000)
  1.47%(d)                                     07/25/03      400,000        400,000,000
---------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $250,000,000)
  1.46%(d)                                     08/04/03      250,000        250,000,000
=======================================================================================
    Total Promissory Notes (Cost
      $1,630,000,000)                                                     1,630,000,000
_______________________________________________________________________________________
=======================================================================================

MASTER NOTE AGREEMENTS-5.03%(e)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(f)                                     08/18/03      440,000        440,000,000
---------------------------------------------------------------------------------------
  1.41%(g)                                          --       350,000        350,000,000
---------------------------------------------------------------------------------------
Morgan Stanley(h)
  1.38%                                        03/17/03      715,000        715,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $1,505,000,000)                                                     1,505,000,000
_______________________________________________________________________________________
=======================================================================================

VARIABLE RATE DEMAND NOTES-4.99%

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project); IDR
  1.32%(i)(j)(k)                               02/01/23       12,000         12,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

INSURED-2.29%(c)(i)(l)

Alaska (State of) Housing Finance Corp.;
  Series B RB
  1.32%                                        12/01/36   $   10,000   $     10,000,000
---------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  Series A, 1.35%                              05/15/17       16,895         16,895,000
---------------------------------------------------------------------------------------
  Series B, 1.35%                              05/15/25       23,900         23,900,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Health Care Series B IDR
  1.44%                                        01/01/28        5,900          5,900,000
---------------------------------------------------------------------------------------
California Housing Finance Agency; RB
  Series M, 1.28%                              08/01/19       13,950         13,950,000
---------------------------------------------------------------------------------------
  Series M, 1.28%                              08/01/23       28,530         28,530,000
---------------------------------------------------------------------------------------
  Series T, 1.31%                              08/01/29       13,680         13,680,000
---------------------------------------------------------------------------------------
  Series K, 1.28%                              08/01/31       23,785         23,785,000
---------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  Series F-2, 1.34%                            11/15/16       52,950         52,950,000
---------------------------------------------------------------------------------------
  Series A-5, 1.35%                            05/15/33       20,000         20,000,000
---------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.30%                                        01/01/34       31,900         31,900,000
---------------------------------------------------------------------------------------
  1.30%                                        01/01/45       60,425         60,425,000
---------------------------------------------------------------------------------------
  1.35%                                        01/01/47       39,520         39,520,000
---------------------------------------------------------------------------------------
Illinois Student Assistance Commission;
  Student Loan RB
  Series B, 1.32%                              09/01/32       10,870         10,870,000
---------------------------------------------------------------------------------------
  Series B-I, 1.32%                            09/01/34        5,100          5,100,000
---------------------------------------------------------------------------------------
  Series B-III, 1.32%                          09/01/34        3,350          3,350,000
---------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.32%                                        09/01/36       25,000         25,000,000
---------------------------------------------------------------------------------------
  1.32%                                        08/01/37      200,000        200,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C RB
  1.32%                                        12/01/20       32,650         32,650,000
---------------------------------------------------------------------------------------
New Orleans (City of); Pension Series 2000 RB
  1.35%                                        09/01/30       32,160         32,160,000
---------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.44%                                        02/01/26       10,235         10,235,000
---------------------------------------------------------------------------------------
Rhode Island (State of) Student Loan
  Authority; Series 4 RB
  1.35%                                        12/01/34       23,000         23,000,000
=======================================================================================
                                                                            683,800,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.66%(i)(m)

Advocare of South Carolina; Series 1997 B
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34% (l)                                    06/01/17   $    6,300   $      6,300,000
---------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes
  (LOC-Bank of America N.A.)
  1.40%(l)                                     05/01/31       11,000         11,000,000
---------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.39% (l)                                    02/01/15       48,185         48,185,000
---------------------------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village Inc.
  Project); Series B RB (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     01/01/29        1,140          1,140,000
---------------------------------------------------------------------------------------
Barrington Development Funding LLC; Notes
  (LOC-Bank One N.A.)
  1.34%(l)                                     12/01/32       15,000         15,000,000
---------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     07/01/08       91,030         91,030,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  RB (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/12        3,535          3,535,000
---------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.30%(d)                                     02/15/27       10,300         10,300,000
---------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I PCR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     12/01/36       62,920         62,920,000
---------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     09/01/19       18,400         18,400,000
---------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       11,244         11,244,000
---------------------------------------------------------------------------------------
  1.35%(l)                                     09/01/20       15,398         15,398,000
---------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     09/01/34        9,000          9,000,000
---------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       15,300         15,300,000
---------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     09/01/12        9,815          9,815,000
---------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     08/13/16       10,735         10,735,000
---------------------------------------------------------------------------------------
Georgia Municipal Gas Authority (Gas
  Portfolio III Project); Series A RB
  (LOC-Wachovia Bank N.A., Bayerische
  Landesbank, Bank One Kentucky N.A.)
  1.37%(l)                                     02/01/15       16,250         16,250,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     11/01/18   $   25,000   $     25,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan Series B RB
  (LOC-Bank One Chicago N.A.)
  1.32%(l)                                     09/01/31        7,700          7,700,000
---------------------------------------------------------------------------------------
JPV Capital LLC; Notes (LOC-Standard Federal
  Bank)
  1.44%(l)                                     12/01/39        1,670          1,670,000
---------------------------------------------------------------------------------------
La Mirada (City of) California Industrial
  Development Authority (Rykoff-Sexton, Inc.
  Project); IDR (LOC-Bank One N.A.)
  1.35%(l)                                     12/01/26        5,200          5,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Bouras Industries); Series C RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     11/01/13        2,525          2,525,000
---------------------------------------------------------------------------------------
Liberty (County of) Industrial Authority
  (Hugo Boss Inc. Project); RB (LOC-Wachovia
  Bank N.A.)
  1.44%(l)                                     01/01/18        5,300          5,300,000
---------------------------------------------------------------------------------------
Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.35%(l)                                     06/01/36      115,000        115,000,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     05/01/17       40,000         40,000,000
---------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.30%(d)                                     08/01/31       18,540         18,540,000
---------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.33%(l)                                     06/01/33        8,400          8,400,000
---------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  1.35%(l)                                     06/01/27        6,000          6,000,000
---------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.44%(l)                                     01/15/15        3,715          3,715,000
---------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project
  (Old Manchester); Series B RB (LOC-Wachovia
  Bank N.A.)
  1.45%(j)                                     12/01/25        1,590          1,590,000
---------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)
  1.33%(l)                                     12/01/22        5,000          5,000,000
---------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 A RB (LOC-Wachovia Bank N.A.)
  1.34%(j)                                     05/01/14        7,800          7,800,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Roman Catholic Diocese of Raleigh; Series A
  RB
  (LOC-Bank of America N.A.)
  1.39%(l)                                     06/01/18   $    7,500   $      7,500,000
---------------------------------------------------------------------------------------
S&L Capital LLC; Notes (LOC-Comerica Bank)
  1.39%(j)                                     11/04/42        6,075          6,075,000
---------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB
  (LOC-Bank of New York)
  Series G, 1.40%(l)                           08/01/29        8,000          8,000,000
---------------------------------------------------------------------------------------
  Series H, 1.35%(l)                           08/01/29       17,600         17,600,000
---------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)
  1.44%(l)                                     10/01/46        6,750          6,750,000
---------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     11/01/52       10,000         10,000,000
---------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     10/01/23        3,590          3,590,000
---------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     08/01/19           60             60,000
---------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)
  1.35%(l)                                     06/01/30       29,330         29,330,000
---------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR
  (LOC-Bank One Chicago N.A.)
  1.35%(l)                                     10/01/27       34,400         34,400,000
---------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     07/01/26       48,630         48,630,000
---------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/17        6,900          6,900,000
---------------------------------------------------------------------------------------
Winder-Barrow (County of) Development
  Authority (Rooker Barrow Project); IDR
  (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     01/01/23        8,000          8,000,000
=======================================================================================
                                                                            795,827,000
=======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,491,627,000)                                                     1,491,627,000
_______________________________________________________________________________________
=======================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-4.28%

FEDERAL FARM CREDIT BANK-0.25%

Bonds,
  1.80%                                        09/03/03       75,000         75,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-2.40%

Unsec. Bonds,
  2.50%                                        11/14/03   $   61,800   $     62,071,204
---------------------------------------------------------------------------------------
  1.60%                                        12/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        12/08/03        6,200          6,200,000
---------------------------------------------------------------------------------------
  1.57%                                        02/09/04       30,000         30,000,000
---------------------------------------------------------------------------------------
  1.55%                                        02/10/04      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.39%                                        03/12/04      155,000        155,000,000
---------------------------------------------------------------------------------------
  1.45%                                        03/22/04      165,000        165,000,000
=======================================================================================
                                                                            718,271,204
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.34%

Unsec. Notes,
  3.25%                                        01/15/04      100,000        101,481,120
=======================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.09%

Disc. Notes,
  1.23%(a)                                     09/30/03      250,000        248,180,625
---------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03       75,000         76,831,304
=======================================================================================
                                                                            325,011,929
=======================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.20%

Floating Rate Notes,
  1.38%(i)(l)                                  01/15/09       60,726         60,726,000
=======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,280,490,253)                                               1,280,490,253
_______________________________________________________________________________________
=======================================================================================

ASSET BACKED NOTES-2.72%

COMMERCIAL, LOANS & LEASES-0.04%

Caterpillar Financial Asset Trust-Series
  2002-A, Class A1
  1.82%                                        07/25/03       13,284         13,283,889
=======================================================================================

CONSUMER RECEIVABLES-0.45%

Honda Asset Receivables Owner Trust-Series
  2002-3, Class A1
  1.82%                                        08/18/03       17,348         17,347,618
---------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust-Series 2002-A,
  Class A1
  1.81%                                        10/15/03       61,079         61,079,383
---------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series
  2002-C, Class A1
  1.70%                                        09/08/03       55,544         55,543,587
=======================================================================================
                                                                            133,970,588
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FULLY BACKED-0.34%(c)

Capital One Auto Finance Trust-Series 2002-B,
  Class A1
  1.76%                                        09/15/03   $   17,631   $     17,630,701
---------------------------------------------------------------------------------------
Drive Auto Receivables Trust-Series 2002-1,
  Class A1
  1.88%(aj)                                    07/15/03        1,138          1,137,602
---------------------------------------------------------------------------------------
Household Automotive Trust-Series 2002-2,
  Class A1
  1.77%                                        09/17/03       30,412         30,411,861
---------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust-Series 2002-D,
  Class A1
  1.74%                                        10/15/03       14,231         14,231,136
---------------------------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2002-KS5, Class AIB1
  1.73%                                        08/25/03       11,896         11,895,828
---------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust-Series
  2002-A, Class A1
  1.72%                                        09/12/03       26,922         26,921,625
=======================================================================================
                                                                            102,228,753
=======================================================================================

STRUCTURED INVESTMENT VEHICLES-1.76%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $25,000,000)
  1.39%                                        10/07/03       25,000         25,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/02/02; Cost $50,000,000)
  1.39%                                        10/07/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.38%                                        10/16/03      100,000         99,996,863
---------------------------------------------------------------------------------------
Granite Mortgages PLC-Series 2003-1, Class
  1A1
  1.33%                                        01/20/04      100,000        100,000,000
---------------------------------------------------------------------------------------
Holmes Financing PLC-Series 6, Class 1A
  1.34%                                        10/15/03      145,000        145,000,000
---------------------------------------------------------------------------------------
Permanent Financing PLC-Series 2, Class 1A
  (Halifax PLC-ABS Program Sponsor)
  1.30%                                        03/10/04      105,000        105,000,000
=======================================================================================
                                                                            524,996,863
=======================================================================================

TRADE RECEIVABLES-0.13%

World Omni Auto Receivables Trust-Series
  2002-A, Class A1
  1.30%                                        03/15/04       40,000         40,000,000
=======================================================================================
    Total Asset Backed Notes (Cost
      $814,480,093)                                                         814,480,093
_______________________________________________________________________________________
=======================================================================================

MEDIUM TERM NOTES-2.31%

General Electric Capital Corp.-Series A
  7.50%                                        06/05/03       51,025         51,811,011
---------------------------------------------------------------------------------------
  1.51%(d)                                     10/22/03       40,000         40,027,050
---------------------------------------------------------------------------------------
  1.37%(j)                                     11/07/03      332,900        332,900,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley(n)
  1.60%                                        03/13/03   $   22,500   $     22,501,675
---------------------------------------------------------------------------------------
  1.55%                                        05/05/03       92,000         92,036,143
---------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(n)
  1.47%                                        06/18/03      150,000        150,040,344
=======================================================================================
    Total Medium Term Notes (Cost
      $689,316,223)                                                         689,316,223
_______________________________________________________________________________________
=======================================================================================

BANK NOTES-1.41%

Bank One N.A.
  1.73%                                        05/27/03       50,000         50,029,883
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.65%                                        04/29/03      100,000        100,000,000
---------------------------------------------------------------------------------------
U.S. Bank N.A.-North Dakota
  1.26%(j)                                     04/30/03      120,000        119,990,982
---------------------------------------------------------------------------------------
  1.30%                                        05/08/03      150,000        150,000,000
=======================================================================================
    Total Bank Notes (Cost $420,020,865)                                    420,020,865
_______________________________________________________________________________________
=======================================================================================

PUTTABLE RESET NOTES-0.51%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)
  4.49%(b)                                     02/22/04      100,000        103,150,794
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%                                        06/01/03       50,000         50,288,165
=======================================================================================
    Total Puttable Reset Notes (Cost
      $153,438,959)                                                         153,438,959
_______________________________________________________________________________________
=======================================================================================

BANKERS' ACCEPTANCES-0.43%(a)

Wachovia Bank, N.A.
  1.58%                                        03/27/03       50,000         49,942,944
---------------------------------------------------------------------------------------
  1.58%                                        04/02/03       10,000          9,985,956
---------------------------------------------------------------------------------------
  1.60%                                        04/09/03       30,000         29,948,000
---------------------------------------------------------------------------------------
  1.26%                                        08/14/03       40,000         39,767,600
=======================================================================================
    Total Bankers' Acceptances (Cost
      $129,644,500)                                                         129,644,500
_______________________________________________________________________________________
=======================================================================================

U.S. TREASURY NOTES-0.34%

3.00% (Cost $101,586,382)                      01/31/04      100,000        101,586,382
=======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,277,110,710)                                  24,277,110,710
_______________________________________________________________________________________
=======================================================================================

REPURCHASE AGREEMENTS-19.79%(o)

ABN AMRO Inc.-New York Branch (Netherlands)
  1.37%(p)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(q)                                     03/03/03   $  255,000   $    255,000,000
---------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(r)                                     03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(s)                                          --       100,000        100,000,000
---------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(t)                                     03/03/03      467,820        467,819,546
---------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(u)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.35%(v)                                     03/03/03      350,000        350,000,000
---------------------------------------------------------------------------------------
  1.37%(w)                                     03/03/03      475,235        475,234,855
---------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.38%(x)                                     03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.40%(y)                                     03/03/03       50,000         50,000,000
---------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.37%(z)                                     03/03/03       80,000         80,000,000
---------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(aa)                                    03/03/03      470,000        470,000,000
---------------------------------------------------------------------------------------
  1.38%(ab)                                    03/03/03       25,000         25,000,000
---------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.38%(ac)                                    03/03/03      545,000        545,000,000
---------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(ad)                                    03/03/03      608,480        608,479,967
---------------------------------------------------------------------------------------
  1.38%(ae)                                    03/03/03       10,072         10,072,475
---------------------------------------------------------------------------------------
  1.38%(af)                                    03/03/03      970,000        970,000,000
---------------------------------------------------------------------------------------
  1.40%(ag)                                    03/03/03      400,000        400,000,000
---------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(ah)                                    03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.41%(ai)                                    09/03/02      200,000        200,000,000
=======================================================================================
    Total Repurchase Agreements (Cost
      $5,916,606,843)                                                     5,916,606,843
_______________________________________________________________________________________
=======================================================================================
TOTAL INVESTMENTS (Cost
  $30,193,717,553)(ak)-100.99%                                           30,193,717,553
_______________________________________________________________________________________
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.99)%                                      (295,358,443)
_______________________________________________________________________________________
=======================================================================================
NET ASSETS-100.00%                                                     $ 29,898,359,110
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $6,975,516,050, which represented 23.33% of the Fund's net assets. Of these securities, 5.45% of the Fund's net assets are considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(d) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(k) Principal and interest payments are guaranteed by the corporate guarantor.
(l) Interest rates are redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,516,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,458. Collateralized by $94,031,000 U.S. Government obligations, 0% to 8.95% due 03/06/03 to 02/12/18 with a market value at 02/28/03 of
    $102,000,662.
(s) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U. S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.

(t) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(u) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Government obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(v) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,375. Collateralized by $322,533,000 U.S. Government obligations, 2.75% to 8.75% due 10/31/03 to 08/15/23 with a market value at 02/28/03 of
    $357,000,621.
(w) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(x) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $487,720,564 U.S. Government obligations, 4.50% to 8.00% due 04/01/05 to 03/01/33 with an aggregate market value at 02/28/03 of $510,002,306.
(y) Repurchase agreement entered into 02/28/03 with a maturing value of $50,005,833. Collateralized by $48,762,407 U.S. Government obligations, 4.50% to 6.50% due 02/01/18 to 08/01/32 with a market value at 02/28/03 of
    $51,000,431.
(z) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,083. Collateralized by $487,519,542 U.S. Government obligations and cash pledge, 5.00% to 9.00% due 10/01/03 to 02/01/33 with an aggregate market value at 02/28/03 of $510,103,974.
(aa)Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(ab)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $486,451,505 U.S. Government obligations, 3.36% to 8.00% due 09/01/08 to 02/01/33 with an aggregate market value at 02/28/03 of $510,001,977.
(ac)Joint repurchase agreement entered into 02/28/03 with a maturing value of $575,066,125. Collateralized by $646,373,958 U.S. Government obligations, 0% to 6.78% due 10/15/06 to 03/01/33 with an aggregate market value at 02/28/03 of $589,067,027.
(ad)Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Government obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(ae)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(af)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $973,782,542 U.S. Government obligations, 5.00% to 11.00% due 01/01/16 to 02/01/33 with an aggregate market value at 02/28/03 of $1,020,000,160.
(ag)Repurchase agreement entered into 02/28/03 with a maturing value of $400,046,667. Collateralized by $387,254,439 U.S. Government obligations, 5.00% to 8.00% due 04/01/08 to 02/01/33 with a market value at 02/28/03 of
    $408,003,144.
(ah)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $496,643,560 U.S. Government obligations, 0% to 7.16% due 03/06/03 to 03/01/33 with an aggregate market value at 02/28/03 of $510,000,593.
(ai)Repurchase agreement entered into 02/28/03 with a maturing value of $200,023,500. Collateralized by $404,074,594 corporate obligations, 0% to 6.39% due 03/07/03 to 07/11/43 with a market value at 02/28/03 of
    $210,000,001.
(aj)Security considered to be illiquid and the market value represents less than 0.00% of the Fund's net assets.
(ak)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                              $24,277,110,710
-------------------------------------------------------------------------------
Repurchase agreements                                             5,916,606,843
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      859,030
-------------------------------------------------------------------------------
  Interest                                                           44,906,884
-------------------------------------------------------------------------------
Investment for deferred compensation plan                               262,238
-------------------------------------------------------------------------------
Other assets                                                            166,485
===============================================================================
    Total assets                                                 30,239,912,190
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                             303,600,000
-------------------------------------------------------------------------------
  Dividends                                                          32,715,878
-------------------------------------------------------------------------------
  Deferred compensation plan                                            262,238
-------------------------------------------------------------------------------
Accrued advisory fees                                                 2,297,688
-------------------------------------------------------------------------------
Accrued distribution fees                                               874,647
-------------------------------------------------------------------------------
Accrued directors' fees                                                  30,833
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             534,560
-------------------------------------------------------------------------------
Accrued operating expenses                                            1,237,236
===============================================================================
    Total liabilities                                               341,553,080
===============================================================================
Net assets applicable to shares outstanding                     $29,898,359,110
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Institutional Class                                             $20,928,208,333
_______________________________________________________________________________
===============================================================================
Private Investment Class                                        $   905,623,253
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                       $    26,463,465
_______________________________________________________________________________
===============================================================================
Cash Management Class                                           $ 6,946,064,180
_______________________________________________________________________________
===============================================================================
Reserve Class                                                   $    52,843,782
_______________________________________________________________________________
===============================================================================
Resource Class                                                  $ 1,039,156,097
_______________________________________________________________________________
===============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              20,926,187,703
_______________________________________________________________________________
===============================================================================
Private Investment Class                                            905,542,902
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                            26,462,344
_______________________________________________________________________________
===============================================================================
Cash Management                                                   6,945,667,026
_______________________________________________________________________________
===============================================================================
Reserve Class                                                        52,843,413
_______________________________________________________________________________
===============================================================================
Resource Class                                                    1,039,073,953
_______________________________________________________________________________
===============================================================================
  Net asset value, offering and redemption price per share
    for each class                                              $          1.00
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $297,979,759
============================================================================

EXPENSES:

Advisory fees                                                     27,971,979
----------------------------------------------------------------------------
Administrative services fees                                         777,303
----------------------------------------------------------------------------
Directors' fees                                                      117,144
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,430,845
----------------------------------------------------------------------------
  Personal Investment Class                                           95,137
----------------------------------------------------------------------------
  Cash Management Class                                            3,230,880
----------------------------------------------------------------------------
  Reserve Class                                                      256,811
----------------------------------------------------------------------------
  Resource Class                                                   1,344,055
----------------------------------------------------------------------------
Transfer agent fees                                                2,729,806
----------------------------------------------------------------------------
Other                                                                 16,866
----------------------------------------------------------------------------
Filing fee refund                                                 (1,251,673)
============================================================================
    Total expenses                                                37,719,153
============================================================================
Less: Fees waived                                                (10,836,282)
----------------------------------------------------------------------------
    Net expenses                                                  26,882,871
============================================================================
Net investment income                                            271,096,888
============================================================================
Net realized gain from investment securities                         125,166
============================================================================
Net increase in net assets resulting from operations            $271,222,054
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   271,096,888    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       125,166            929,565
===============================================================================================
    Net increase in net assets resulting from operations         271,222,054        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (211,522,749)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,799,869)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (119,914)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (44,700,595)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (163,552)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,790,209)       (30,374,835)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                         (8,194,589,693)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        97,162,955       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,814,040)        18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        1,185,968,568        260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,564,590         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (507,003,941)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets                     (7,420,586,395)     2,470,739,784
===============================================================================================

NET ASSETS:

  Beginning of period                                         37,318,945,505     34,848,205,721
===============================================================================================
  End of period                                              $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $29,895,777,843    $37,316,489,404
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                   (502)              (502)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     2,581,769          2,456,603
===============================================================================================
                                                             $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $9,154,053.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $777,303 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $2,911,292 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,458,507, $69,111, $2,584,704, $1,344,055 and $219,122, respectively, after Plan fees waived by FMC of $1,682,229.

    Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $31,302 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                          SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                ------------------------------------   ------------------------------------
                                     SHARES             AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            250,584,455,669   $ 250,584,455,669    586,514,671,312   $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class         5,442,591,953       5,442,591,953     17,787,233,352      17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           48,761,425          48,761,425        135,176,893         135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class           36,861,988,352      36,861,988,352     93,169,483,414      93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       50,728,441          50,728,441        132,778,052         132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                   4,176,897,331       4,176,897,331     11,871,763,813      11,871,763,813
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 55,399,032          55,399,032        191,080,549         191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class             2,371,030           2,371,030          9,235,046           9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class               94,686              94,686            222,812             222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class               27,748,293          27,748,293         84,049,065          84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                          175,567             175,567            217,048             217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                       8,225,680           8,225,680         27,437,407          27,437,407
===========================================================================================================
Reacquired:
  Institutional Class           (258,834,444,394)   (258,834,444,394)  (584,356,082,067)   (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class        (5,347,800,028)     (5,347,800,028)   (18,277,525,187)    (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class          (52,670,151)        (52,670,151)      (117,052,267)       (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class          (35,703,768,077)    (35,703,768,077)   (92,993,504,792)    (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                      (49,339,418)        (49,339,418)       (86,885,410)        (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class                  (4,692,126,952)     (4,692,126,952)   (11,622,488,821)    (11,622,488,821)
===========================================================================================================
                                  (7,420,711,561)  $  (7,420,711,561)     2,469,810,219   $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          CASH MANAGEMENT CLASS
                              ------------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                             YEAR ENDED AUGUST 31,
                              FEBRUARY 28,      ------------------------------------------------------------
                                 2003              2002         2001         2000         1999        1998
------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                    $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
------------------------------------------------------------------------------------------------------------
Net investment income                0.01             0.02         0.05         0.06         0.05       0.06
------------------------------------------------------------------------------------------------------------
Less distributions from net
  investment income                 (0.01)           (0.02)       (0.05)       (0.06)       (0.05)     (0.06)
============================================================================================================
Net asset value, end of
  period                       $     1.00       $     1.00   $     1.00   $     1.00   $     1.00   $   1.00
____________________________________________________________________________________________________________
============================================================================================================
Total return(a)                      0.70%            2.08%        5.45%        6.04%        5.09%      5.66%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $6,946,064       $5,760,074   $5,499,916   $3,528,435   $1,078,777   $655,975
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.19%(b)         0.19%        0.18%        0.17%        0.17%      0.16%
------------------------------------------------------------------------------------------------------------
  Without fee waivers                0.26%(b)         0.29%        0.29%        0.29%        0.28%      0.28%
============================================================================================================
Ratio of net investment
  income to average net
  assets                             1.40%(b)         2.04%        5.11%        5.96%        4.94%      5.51%
____________________________________________________________________________________________________________
============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $6,515,311,046.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS CO. (STIC)

                            LIQUID ASSETS PORTFOLIO

                              INSTITUTIONAL CLASS

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


LAP-SAR-1

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Institutional Class provided competitive performance; its monthly yield was 1.28%, and its seven-day yield was 1.27%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 55-day range; at the close of the reporting period the WAM was 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Institutional Class stood at $20.9 billion at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                      SEVEN-DAY
                                                    MONTHLY YIELD       YIELD

Liquid Assets Portfolio                                 1.28%            1.27%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--              1.00%            0.98%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--              0.95%            0.93%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 277 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of 591 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

                                  (LINE CHART)

                            MONTHLY YIELD COMPARISON
 Six months ended 2/28/03 (Yields are monthly yields for the month-ends shown.)

            SHORT-TERM INVESTMENTS CO.               iMONEYNET                            iMONEYNET
             LIQUID ASSETS PORTFOLIO      MONEY FUND AVERAGES--Trademark--      MONEY FUND AVERAGES--Trademark--
               INSTITUTIONAL CLASS          FIRST-TIER INSTITUTIONS ONLY            TOTAL INSTITUTIONS ONLY
9/02                 1.78                               1.46                                1.42
10/02                1.77                               1.45                                1.4
11/02                1.46                               1.26                                1.2
12/02                1.34                               1.12                                1.097
1/03                 1.3                                1.05                                0.99
2/03                 1.28                               1                                   0.95

Yield

================================================================================

                                  (LINE CHART)

                      WEIGHTED AVERAGE MATURITY COMPARISON
                            Six months ended 2/28/03

            SHORT-TERM INVESTMENTS CO.               iMONEYNET                            iMONEYNET
             LIQUID ASSETS PORTFOLIO      MONEY FUND AVERAGES--Trademark--      MONEY FUND AVERAGES--Trademark--
               INSTITUTIONAL CLASS          FIRST-TIER INSTITUTIONS ONLY            TOTAL INSTITUTIONS ONLY
9/02                  55                                54                                   53
10/02                 53                                54                                   53
11/02                 45                                54                                   53
12/02                 45                                51                                   51
1/03                  46                                50                                   50
2/03                  49                                51                                   50

Days

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report for weighted average maturities. IBC Money Fund Insight for monthly yields.

================================================================================

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-24.88%(a)

FINANCIAL-24.88%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.63%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 10/01/02; Cost $49,550,806)
  1.59%                                        03/17/03   $   49,919   $     49,883,724
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $173,298,406)
  1.34%                                        03/21/03      174,086        173,956,886
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $69,765,292)
  1.33%                                        03/25/03       70,000         69,938,333
---------------------------------------------------------------------------------------
  (Acquired 11/18/02; Cost $182,541,821)
  1.34%                                        03/31/03      183,450        183,245,147
---------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $10,501,295)(b)
  1.30%                                        07/16/03       10,570         10,517,708
=======================================================================================
                                                                            487,541,798
=======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.19%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $20,206,358)(b)
  1.28%                                        03/20/03       20,251         20,237,319
---------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/15/03; Cost $37,024,264)(b)
  1.30%                                        03/17/03       37,106         37,084,561
=======================================================================================
                                                                             57,321,880
=======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.59%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 01/07/03; Cost $49,758,014)
  1.31%                                        05/20/03       50,000         49,854,444
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,643,694)
  1.27%                                        05/22/03      100,000         99,710,722
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,566,083)
  1.27%                                        06/13/03      100,000         99,633,111
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $74,559,437)
  1.33%                                        06/16/03       75,000         74,703,521
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)
  (Acquired 02/18/03; Cost $33,336,175)(b)
  1.28%                                        05/20/03   $   33,442   $     33,346,876
---------------------------------------------------------------------------------------
Steamboat Funding Corp. (National Westminster
  Bank PLC-ABS Program Sponsor)(b)
  (Acquired 02/27/03; Cost $81,650,554)
  1.30%                                        03/10/03       81,683         81,656,453
---------------------------------------------------------------------------------------
  (Acquired 02/28/03; Cost $35,147,700)
  1.29%                                        03/28/03       35,183         35,148,960
---------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 10/03/02; Cost $198,400,000)
  1.60%                                        04/01/03      200,000        199,724,444
---------------------------------------------------------------------------------------
  (Acquired 07/08/02; Cost $98,522,500)
  1.97%                                        04/04/03      100,000         99,813,944
=======================================================================================
                                                                            773,592,475
=======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.50%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $28,803,283)
  1.65%                                        03/26/03       29,000         28,966,771
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $24,916,688)
  1.29%                                        04/17/03       25,000         24,957,896
---------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 01/17/03; Cost $99,786,667)
  1.28%                                        03/18/03      100,000         99,939,556
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,897,875)
  1.29%                                        03/19/03       50,000         49,967,750
---------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)
  (Acquired 02/11/03; Cost $74,843,896)(b)(c)
  1.27%                                        04/11/03       75,000         74,891,521
---------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 10/04/02; Cost $155,141,696)
  1.63%                                        03/03/03      156,192        156,177,078
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,062,000)
  1.34%                                        03/25/03      200,000        199,821,333
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,054,556)
  1.34%                                        03/26/03      200,000        199,813,889
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  (Acquired 12/05/02; Cost $99,531,556)
  1.36%                                        04/08/03   $  100,000   $     99,856,444
---------------------------------------------------------------------------------------
  (Acquired 12/05/02; Cost $99,527,778)
  1.36%                                        04/09/03      100,000         99,852,667
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $86,324,878)
  1.29%                                        06/02/03       86,757         86,467,882
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $198,938,333)
  1.30%                                        06/03/03      200,000        199,321,111
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $149,192,917)
  1.30%                                        06/05/03      150,000        149,480,000
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 12/20/02; Cost $24,916,875)(b)
  1.33%                                        03/20/03       25,000         24,982,451
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch- ABS Program Sponsor)
  1.32%                                        03/07/03      200,000        199,956,000
---------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $49,658,542)
  1.65%                                        03/27/03       50,000         49,940,417
=======================================================================================
                                                                          1,944,255,558
=======================================================================================

ASSET BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES-0.67%

Beta Finance Inc. (Citibank International
  PLC-ABS Program Sponsor)
  (Acquired 01/06/03; Cost $199,342,778)(b)
  1.30%                                        04/08/03      200,000        199,725,556
=======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-5.45%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 01/13/03; Cost $49,783,333)
  1.30%                                        05/14/03       50,000         49,866,389
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $64,724,833)
  1.27%                                        06/10/03       65,000         64,768,401
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,729,778)
  1.28%                                        06/23/03       50,000         49,797,333
---------------------------------------------------------------------------------------
  (Acquired 01/17/03; Cost $99,426,667)
  1.29%                                        06/30/03      100,000         99,566,417
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust; Series I (Ford Motor Credit
  Co.-ABS Program Sponsor)(b)
  (Acquired 12/09/02; Cost $99,523,556)
  1.34%                                        04/16/03   $  100,000   $     99,828,778
---------------------------------------------------------------------------------------
  (Acquired 12/11/02; Cost $49,748,750)
  1.52%                                        04/25/03       50,000         49,897,639
---------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $99,392,000)
  1.28%                                        07/25/03      100,000         99,480,889
---------------------------------------------------------------------------------------
  (Acquired 02/21/03, Cost $121,527,710)
  1.27%                                        08/19/03      122,300        121,562,225
---------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $99,248,389)
  1.66%                                        03/14/03      100,000         99,940,056
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $138,989,200)
  1.52%                                        04/25/03      140,000        139,674,889
---------------------------------------------------------------------------------------
  (Acquired 01/13/03; Cost $92,576,850)
  1.30%                                        05/19/03       93,000         92,734,692
---------------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 12/18/02; Cost $99,587,500)
  1.35%                                        04/07/03      100,000         99,861,250
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $24,838,514)
  1.51%                                        04/08/03       25,000         24,960,153
---------------------------------------------------------------------------------------
  (Acquired 12/09/02; Cost $49,763,639)
  1.34%                                        04/15/03       50,000         49,916,250
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $248,442,444)
  1.65%                                        04/24/03      250,000        249,451,000
---------------------------------------------------------------------------------------
  (Acquired 12/12/02; Cost $89,467,350)
  1.34%                                        05/20/03       90,000         89,732,000
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $49,749,028)
  1.30%                                        05/27/03       50,000         49,842,917
---------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,368,528)
  1.27%                                        08/04/03      100,000         99,449,667
=======================================================================================
                                                                          1,630,330,945
=======================================================================================

AGRICULTURAL PRODUCTS-0.09%

Cargill Inc.
  1.27%                                        06/20/03       25,000         24,902,104
=======================================================================================

BANKS-1.94%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.34%                                        04/01/03      100,000         99,884,611
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
BANKS-(CONTINUED)

Citicorp
  1.29%                                        04/18/03   $  200,000   $    199,656,000
---------------------------------------------------------------------------------------
Dexia Delaware LLC
  1.29%                                        03/14/03      100,000         99,953,417
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.34%                                        03/27/03       80,971         80,892,638
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/14/03      100,000         99,954,139
=======================================================================================
                                                                            580,340,805
=======================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.82%

GE Capital International Funding Inc.-Series
  A
  (Acquired 10/28/02; Cost $173,563,639)(b)
  1.66%                                        04/25/03      175,000        174,556,181
---------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.28%                                        08/06/03      100,000         99,438,222
---------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(d)
  1.42%                                        03/31/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.42%                                        04/14/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        05/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        06/04/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.35%                                        07/23/03       50,000         50,000,000
---------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate(d)
  1.41%                                        03/03/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.41%                                        04/07/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.66%                                        04/07/03       71,000         71,015,119
---------------------------------------------------------------------------------------
  1.76%                                        08/04/03       25,000         25,032,467
---------------------------------------------------------------------------------------
  1.76%                                        08/18/03       65,000         65,091,966
---------------------------------------------------------------------------------------
  1.39%                                        08/21/03      205,000        205,000,000
---------------------------------------------------------------------------------------
Morgan Stanley
  1.30%                                        05/09/03      100,000         99,750,833
---------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
  1.34%                                        03/19/03      300,000        299,799,000
=======================================================================================
                                                                          1,739,683,788
=======================================================================================
    Total Financial                                                       7,437,694,909
=======================================================================================
    Total Commercial Paper (Cost
      $7,437,694,909)                                                     7,437,694,909
_______________________________________________________________________________________
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-22.39%

Bank of New York
  1.69%                                        08/11/03   $  100,000   $     99,995,549
---------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.34%                                        03/18/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  1.35%                                        04/09/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.34%                                        04/11/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (Germany)
  1.78%                                        04/25/03       15,000         15,006,805
---------------------------------------------------------------------------------------
BNP Paribas (France)
  1.61%                                        03/03/03       50,000         50,000,028
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/13/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.79%                                        08/06/03       95,000         95,002,506
---------------------------------------------------------------------------------------
Danske Bank (Denmark)
  1.36%                                        01/28/04      150,000        149,996,579
---------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.31%                                        04/11/03      180,000        180,000,000
---------------------------------------------------------------------------------------
  1.27%                                        05/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/15/03      186,000        186,007,577
---------------------------------------------------------------------------------------
  1.30%                                        05/30/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Fifth Third Bank
  1.26%                                        08/21/03      100,000        100,000,000
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.77%                                        03/03/03       25,000         25,000,574
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.37%                                        04/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.52%                                        05/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.33%                                        05/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.32%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.34%                                        06/24/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen Girozentrale
  (Germany)
  1.28%                                        08/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  1.77%                                        04/25/03      100,000        100,046,897
---------------------------------------------------------------------------------------
M & I Bank FSB
  1.34%                                        04/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  2.02%                                        03/24/03   $   50,000   $     50,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000         50,000,000
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.70%                                        03/25/03       75,000         75,004,939
---------------------------------------------------------------------------------------
  1.51%                                        05/05/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.51%                                        03/28/03      100,000        100,000,365
---------------------------------------------------------------------------------------
  1.50%                                        05/06/03       20,000         20,001,452
---------------------------------------------------------------------------------------
Societe Generale (France)
  2.00%                                        04/10/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.30%                                        04/15/03       97,000         97,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/16/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.31%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.03%                                        03/24/03      100,000        100,000,629
---------------------------------------------------------------------------------------
  1.30%                                        05/12/03      150,000        150,000,000
---------------------------------------------------------------------------------------
  1.28%                                        07/21/03      300,000        300,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        10/08/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.25%                                        03/21/03       50,000         49,999,720
---------------------------------------------------------------------------------------
WestLB A.G. (Germany)
  1.35%                                        05/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        06/06/03      200,000        200,000,000
=======================================================================================
    Total Certificates of Deposit (Cost
      $6,693,063,620)                                                     6,693,063,620
_______________________________________________________________________________________
=======================================================================================

TIME DEPOSITS-6.46%

Bank One N.A.-Cayman
  1.31%                                        03/03/03      136,748        136,747,906
---------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
  1.35%                                        03/03/03      500,000        500,000,000
---------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.31%                                        03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Dexia Banque Belgique-Cayman (Belgium)
  1.35%                                        03/03/03      294,000        294,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
TIME DEPOSITS-(CONTINUED)

M&I Marshall & Isley Bank-Cayman
  1.31%                                        03/03/03   $  300,000   $    300,000,000
---------------------------------------------------------------------------------------
State Street Bank-Cayman
  1.35%                                        03/03/03      300,000        300,000,000
---------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.31%                                        03/03/03      300,000        300,000,000
=======================================================================================
    Total Time Deposits (Cost $1,930,747,906)                             1,930,747,906
_______________________________________________________________________________________
=======================================================================================

PROMISSORY NOTES-5.45%

Goldman Sachs Group, Inc. (The)(b)
  (Acquired 03/21/02; Cost $200,000,000)
  1.55%(d)                                     03/21/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 11/27/02; Cost $200,000,000)
  1.47%                                        03/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/10/02; Cost $250,000,000)
  1.47%(d)                                     05/08/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/13/02; Cost $230,000,000)
  1.48%(d)                                     06/11/03      230,000        230,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/16/02; Cost $100,000,000)
  1.48%(d)                                     06/23/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  (Acquired 01/27/03; Cost $400,000,000)
  1.47%(d)                                     07/25/03      400,000        400,000,000
---------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $250,000,000)
  1.46%(d)                                     08/04/03      250,000        250,000,000
=======================================================================================
    Total Promissory Notes (Cost
      $1,630,000,000)                                                     1,630,000,000
_______________________________________________________________________________________
=======================================================================================

MASTER NOTE AGREEMENTS-5.03%(e)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(f)                                     08/18/03      440,000        440,000,000
---------------------------------------------------------------------------------------
  1.41%(g)                                          --       350,000        350,000,000
---------------------------------------------------------------------------------------
Morgan Stanley(h)
  1.38%                                        03/17/03      715,000        715,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $1,505,000,000)                                                     1,505,000,000
_______________________________________________________________________________________
=======================================================================================

VARIABLE RATE DEMAND NOTES-4.99%

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project); IDR
  1.32%(i)(j)(k)                               02/01/23       12,000         12,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

INSURED-2.29%(c)(i)(l)

Alaska (State of) Housing Finance Corp.;
  Series B RB
  1.32%                                        12/01/36   $   10,000   $     10,000,000
---------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  Series A, 1.35%                              05/15/17       16,895         16,895,000
---------------------------------------------------------------------------------------
  Series B, 1.35%                              05/15/25       23,900         23,900,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Health Care Series B IDR
  1.44%                                        01/01/28        5,900          5,900,000
---------------------------------------------------------------------------------------
California Housing Finance Agency; RB
  Series M, 1.28%                              08/01/19       13,950         13,950,000
---------------------------------------------------------------------------------------
  Series M, 1.28%                              08/01/23       28,530         28,530,000
---------------------------------------------------------------------------------------
  Series T, 1.31%                              08/01/29       13,680         13,680,000
---------------------------------------------------------------------------------------
  Series K, 1.28%                              08/01/31       23,785         23,785,000
---------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  Series F-2, 1.34%                            11/15/16       52,950         52,950,000
---------------------------------------------------------------------------------------
  Series A-5, 1.35%                            05/15/33       20,000         20,000,000
---------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.30%                                        01/01/34       31,900         31,900,000
---------------------------------------------------------------------------------------
  1.30%                                        01/01/45       60,425         60,425,000
---------------------------------------------------------------------------------------
  1.35%                                        01/01/47       39,520         39,520,000
---------------------------------------------------------------------------------------
Illinois Student Assistance Commission;
  Student Loan RB
  Series B, 1.32%                              09/01/32       10,870         10,870,000
---------------------------------------------------------------------------------------
  Series B-I, 1.32%                            09/01/34        5,100          5,100,000
---------------------------------------------------------------------------------------
  Series B-III, 1.32%                          09/01/34        3,350          3,350,000
---------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.32%                                        09/01/36       25,000         25,000,000
---------------------------------------------------------------------------------------
  1.32%                                        08/01/37      200,000        200,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C RB
  1.32%                                        12/01/20       32,650         32,650,000
---------------------------------------------------------------------------------------
New Orleans (City of); Pension Series 2000 RB
  1.35%                                        09/01/30       32,160         32,160,000
---------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.44%                                        02/01/26       10,235         10,235,000
---------------------------------------------------------------------------------------
Rhode Island (State of) Student Loan
  Authority; Series 4 RB
  1.35%                                        12/01/34       23,000         23,000,000
=======================================================================================
                                                                            683,800,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.66%(i)(m)

Advocare of South Carolina; Series 1997 B
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34% (l)                                    06/01/17   $    6,300   $      6,300,000
---------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes
  (LOC-Bank of America N.A.)
  1.40%(l)                                     05/01/31       11,000         11,000,000
---------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.39% (l)                                    02/01/15       48,185         48,185,000
---------------------------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village Inc.
  Project); Series B RB (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     01/01/29        1,140          1,140,000
---------------------------------------------------------------------------------------
Barrington Development Funding LLC; Notes
  (LOC-Bank One N.A.)
  1.34%(l)                                     12/01/32       15,000         15,000,000
---------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     07/01/08       91,030         91,030,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  RB (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/12        3,535          3,535,000
---------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.30%(d)                                     02/15/27       10,300         10,300,000
---------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I PCR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     12/01/36       62,920         62,920,000
---------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     09/01/19       18,400         18,400,000
---------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       11,244         11,244,000
---------------------------------------------------------------------------------------
  1.35%(l)                                     09/01/20       15,398         15,398,000
---------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     09/01/34        9,000          9,000,000
---------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       15,300         15,300,000
---------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     09/01/12        9,815          9,815,000
---------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     08/13/16       10,735         10,735,000
---------------------------------------------------------------------------------------
Georgia Municipal Gas Authority (Gas
  Portfolio III Project); Series A RB
  (LOC-Wachovia Bank N.A., Bayerische
  Landesbank, Bank One Kentucky N.A.)
  1.37%(l)                                     02/01/15       16,250         16,250,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     11/01/18   $   25,000   $     25,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan Series B RB
  (LOC-Bank One Chicago N.A.)
  1.32%(l)                                     09/01/31        7,700          7,700,000
---------------------------------------------------------------------------------------
JPV Capital LLC; Notes (LOC-Standard Federal
  Bank)
  1.44%(l)                                     12/01/39        1,670          1,670,000
---------------------------------------------------------------------------------------
La Mirada (City of) California Industrial
  Development Authority (Rykoff-Sexton, Inc.
  Project); IDR (LOC-Bank One N.A.)
  1.35%(l)                                     12/01/26        5,200          5,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Bouras Industries); Series C RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     11/01/13        2,525          2,525,000
---------------------------------------------------------------------------------------
Liberty (County of) Industrial Authority
  (Hugo Boss Inc. Project); RB (LOC-Wachovia
  Bank N.A.)
  1.44%(l)                                     01/01/18        5,300          5,300,000
---------------------------------------------------------------------------------------
Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.35%(l)                                     06/01/36      115,000        115,000,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     05/01/17       40,000         40,000,000
---------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.30%(d)                                     08/01/31       18,540         18,540,000
---------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.33%(l)                                     06/01/33        8,400          8,400,000
---------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  1.35%(l)                                     06/01/27        6,000          6,000,000
---------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.44%(l)                                     01/15/15        3,715          3,715,000
---------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project
  (Old Manchester); Series B RB (LOC-Wachovia
  Bank N.A.)
  1.45%(j)                                     12/01/25        1,590          1,590,000
---------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)
  1.33%(l)                                     12/01/22        5,000          5,000,000
---------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 A RB (LOC-Wachovia Bank N.A.)
  1.34%(j)                                     05/01/14        7,800          7,800,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Roman Catholic Diocese of Raleigh; Series A
  RB
  (LOC-Bank of America N.A.)
  1.39%(l)                                     06/01/18   $    7,500   $      7,500,000
---------------------------------------------------------------------------------------
S&L Capital LLC; Notes (LOC-Comerica Bank)
  1.39%(j)                                     11/04/42        6,075          6,075,000
---------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB
  (LOC-Bank of New York)
  Series G, 1.40%(l)                           08/01/29        8,000          8,000,000
---------------------------------------------------------------------------------------
  Series H, 1.35%(l)                           08/01/29       17,600         17,600,000
---------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)
  1.44%(l)                                     10/01/46        6,750          6,750,000
---------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     11/01/52       10,000         10,000,000
---------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     10/01/23        3,590          3,590,000
---------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     08/01/19           60             60,000
---------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)
  1.35%(l)                                     06/01/30       29,330         29,330,000
---------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR
  (LOC-Bank One Chicago N.A.)
  1.35%(l)                                     10/01/27       34,400         34,400,000
---------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     07/01/26       48,630         48,630,000
---------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/17        6,900          6,900,000
---------------------------------------------------------------------------------------
Winder-Barrow (County of) Development
  Authority (Rooker Barrow Project); IDR
  (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     01/01/23        8,000          8,000,000
=======================================================================================
                                                                            795,827,000
=======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,491,627,000)                                                     1,491,627,000
_______________________________________________________________________________________
=======================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-4.28%

FEDERAL FARM CREDIT BANK-0.25%

Bonds,
  1.80%                                        09/03/03       75,000         75,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-2.40%

Unsec. Bonds,
  2.50%                                        11/14/03   $   61,800   $     62,071,204
---------------------------------------------------------------------------------------
  1.60%                                        12/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        12/08/03        6,200          6,200,000
---------------------------------------------------------------------------------------
  1.57%                                        02/09/04       30,000         30,000,000
---------------------------------------------------------------------------------------
  1.55%                                        02/10/04      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.39%                                        03/12/04      155,000        155,000,000
---------------------------------------------------------------------------------------
  1.45%                                        03/22/04      165,000        165,000,000
=======================================================================================
                                                                            718,271,204
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.34%

Unsec. Notes,
  3.25%                                        01/15/04      100,000        101,481,120
=======================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.09%

Disc. Notes,
  1.23%(a)                                     09/30/03      250,000        248,180,625
---------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03       75,000         76,831,304
=======================================================================================
                                                                            325,011,929
=======================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.20%

Floating Rate Notes,
  1.38%(i)(l)                                  01/15/09       60,726         60,726,000
=======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,280,490,253)                                               1,280,490,253
_______________________________________________________________________________________
=======================================================================================

ASSET BACKED NOTES-2.72%

COMMERCIAL, LOANS & LEASES-0.04%

Caterpillar Financial Asset Trust-Series
  2002-A, Class A1
  1.82%                                        07/25/03       13,284         13,283,889
=======================================================================================

CONSUMER RECEIVABLES-0.45%

Honda Asset Receivables Owner Trust-Series
  2002-3, Class A1
  1.82%                                        08/18/03       17,348         17,347,618
---------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust-Series 2002-A,
  Class A1
  1.81%                                        10/15/03       61,079         61,079,383
---------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series
  2002-C, Class A1
  1.70%                                        09/08/03       55,544         55,543,587
=======================================================================================
                                                                            133,970,588
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FULLY BACKED-0.34%(c)

Capital One Auto Finance Trust-Series 2002-B,
  Class A1
  1.76%                                        09/15/03   $   17,631   $     17,630,701
---------------------------------------------------------------------------------------
Drive Auto Receivables Trust-Series 2002-1,
  Class A1
  1.88%(aj)                                    07/15/03        1,138          1,137,602
---------------------------------------------------------------------------------------
Household Automotive Trust-Series 2002-2,
  Class A1
  1.77%                                        09/17/03       30,412         30,411,861
---------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust-Series 2002-D,
  Class A1
  1.74%                                        10/15/03       14,231         14,231,136
---------------------------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2002-KS5, Class AIB1
  1.73%                                        08/25/03       11,896         11,895,828
---------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust-Series
  2002-A, Class A1
  1.72%                                        09/12/03       26,922         26,921,625
=======================================================================================
                                                                            102,228,753
=======================================================================================

STRUCTURED INVESTMENT VEHICLES-1.76%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $25,000,000)
  1.39%                                        10/07/03       25,000         25,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/02/02; Cost $50,000,000)
  1.39%                                        10/07/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.38%                                        10/16/03      100,000         99,996,863
---------------------------------------------------------------------------------------
Granite Mortgages PLC-Series 2003-1, Class
  1A1
  1.33%                                        01/20/04      100,000        100,000,000
---------------------------------------------------------------------------------------
Holmes Financing PLC-Series 6, Class 1A
  1.34%                                        10/15/03      145,000        145,000,000
---------------------------------------------------------------------------------------
Permanent Financing PLC-Series 2, Class 1A
  (Halifax PLC-ABS Program Sponsor)
  1.30%                                        03/10/04      105,000        105,000,000
=======================================================================================
                                                                            524,996,863
=======================================================================================

TRADE RECEIVABLES-0.13%

World Omni Auto Receivables Trust-Series
  2002-A, Class A1
  1.30%                                        03/15/04       40,000         40,000,000
=======================================================================================
    Total Asset Backed Notes (Cost
      $814,480,093)                                                         814,480,093
_______________________________________________________________________________________
=======================================================================================

MEDIUM TERM NOTES-2.31%

General Electric Capital Corp.-Series A
  7.50%                                        06/05/03       51,025         51,811,011
---------------------------------------------------------------------------------------
  1.51%(d)                                     10/22/03       40,000         40,027,050
---------------------------------------------------------------------------------------
  1.37%(j)                                     11/07/03      332,900        332,900,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley(n)
  1.60%                                        03/13/03   $   22,500   $     22,501,675
---------------------------------------------------------------------------------------
  1.55%                                        05/05/03       92,000         92,036,143
---------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(n)
  1.47%                                        06/18/03      150,000        150,040,344
=======================================================================================
    Total Medium Term Notes (Cost
      $689,316,223)                                                         689,316,223
_______________________________________________________________________________________
=======================================================================================

BANK NOTES-1.41%

Bank One N.A.
  1.73%                                        05/27/03       50,000         50,029,883
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.65%                                        04/29/03      100,000        100,000,000
---------------------------------------------------------------------------------------
U.S. Bank N.A.-North Dakota
  1.26%(j)                                     04/30/03      120,000        119,990,982
---------------------------------------------------------------------------------------
  1.30%                                        05/08/03      150,000        150,000,000
=======================================================================================
    Total Bank Notes (Cost $420,020,865)                                    420,020,865
_______________________________________________________________________________________
=======================================================================================

PUTTABLE RESET NOTES-0.51%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)
  4.49%(b)                                     02/22/04      100,000        103,150,794
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%                                        06/01/03       50,000         50,288,165
=======================================================================================
    Total Puttable Reset Notes (Cost
      $153,438,959)                                                         153,438,959
_______________________________________________________________________________________
=======================================================================================

BANKERS' ACCEPTANCES-0.43%(a)

Wachovia Bank, N.A.
  1.58%                                        03/27/03       50,000         49,942,944
---------------------------------------------------------------------------------------
  1.58%                                        04/02/03       10,000          9,985,956
---------------------------------------------------------------------------------------
  1.60%                                        04/09/03       30,000         29,948,000
---------------------------------------------------------------------------------------
  1.26%                                        08/14/03       40,000         39,767,600
=======================================================================================
    Total Bankers' Acceptances (Cost
      $129,644,500)                                                         129,644,500
_______________________________________________________________________________________
=======================================================================================

U.S. TREASURY NOTES-0.34%

3.00% (Cost $101,586,382)                      01/31/04      100,000        101,586,382
=======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,277,110,710)                                  24,277,110,710
_______________________________________________________________________________________
=======================================================================================

REPURCHASE AGREEMENTS-19.79%(o)

ABN AMRO Inc.-New York Branch (Netherlands)
  1.37%(p)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(q)                                     03/03/03   $  255,000   $    255,000,000
---------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(r)                                     03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(s)                                          --       100,000        100,000,000
---------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(t)                                     03/03/03      467,820        467,819,546
---------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(u)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.35%(v)                                     03/03/03      350,000        350,000,000
---------------------------------------------------------------------------------------
  1.37%(w)                                     03/03/03      475,235        475,234,855
---------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.38%(x)                                     03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.40%(y)                                     03/03/03       50,000         50,000,000
---------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.37%(z)                                     03/03/03       80,000         80,000,000
---------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(aa)                                    03/03/03      470,000        470,000,000
---------------------------------------------------------------------------------------
  1.38%(ab)                                    03/03/03       25,000         25,000,000
---------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.38%(ac)                                    03/03/03      545,000        545,000,000
---------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(ad)                                    03/03/03      608,480        608,479,967
---------------------------------------------------------------------------------------
  1.38%(ae)                                    03/03/03       10,072         10,072,475
---------------------------------------------------------------------------------------
  1.38%(af)                                    03/03/03      970,000        970,000,000
---------------------------------------------------------------------------------------
  1.40%(ag)                                    03/03/03      400,000        400,000,000
---------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(ah)                                    03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.41%(ai)                                    09/03/02      200,000        200,000,000
=======================================================================================
    Total Repurchase Agreements (Cost
      $5,916,606,843)                                                     5,916,606,843
_______________________________________________________________________________________
=======================================================================================
TOTAL INVESTMENTS (Cost
  $30,193,717,553)(ak)-100.99%                                           30,193,717,553
_______________________________________________________________________________________
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.99)%                                      (295,358,443)
_______________________________________________________________________________________
=======================================================================================
NET ASSETS-100.00%                                                     $ 29,898,359,110
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $6,975,516,050, which represented 23.33% of the Fund's net assets. Of these securities, 5.45% of the Fund's net assets are considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(d) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(k) Principal and interest payments are guaranteed by the corporate guarantor.
(l) Interest rates are redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,516,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,458. Collateralized by $94,031,000 U.S. Government obligations, 0% to 8.95% due 03/06/03 to 02/12/18 with a market value at 02/28/03 of
    $102,000,662.
(s) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U. S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.

(t) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(u) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Government obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(v) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,375. Collateralized by $322,533,000 U.S. Government obligations, 2.75% to 8.75% due 10/31/03 to 08/15/23 with a market value at 02/28/03 of
    $357,000,621.
(w) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(x) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $487,720,564 U.S. Government obligations, 4.50% to 8.00% due 04/01/05 to 03/01/33 with an aggregate market value at 02/28/03 of $510,002,306.
(y) Repurchase agreement entered into 02/28/03 with a maturing value of $50,005,833. Collateralized by $48,762,407 U.S. Government obligations, 4.50% to 6.50% due 02/01/18 to 08/01/32 with a market value at 02/28/03 of
    $51,000,431.
(z) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,083. Collateralized by $487,519,542 U.S. Government obligations and cash pledge, 5.00% to 9.00% due 10/01/03 to 02/01/33 with an aggregate market value at 02/28/03 of $510,103,974.
(aa)Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(ab)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $486,451,505 U.S. Government obligations, 3.36% to 8.00% due 09/01/08 to 02/01/33 with an aggregate market value at 02/28/03 of $510,001,977.
(ac)Joint repurchase agreement entered into 02/28/03 with a maturing value of $575,066,125. Collateralized by $646,373,958 U.S. Government obligations, 0% to 6.78% due 10/15/06 to 03/01/33 with an aggregate market value at 02/28/03 of $589,067,027.
(ad)Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Government obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(ae)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(af)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $973,782,542 U.S. Government obligations, 5.00% to 11.00% due 01/01/16 to 02/01/33 with an aggregate market value at 02/28/03 of $1,020,000,160.
(ag)Repurchase agreement entered into 02/28/03 with a maturing value of $400,046,667. Collateralized by $387,254,439 U.S. Government obligations, 5.00% to 8.00% due 04/01/08 to 02/01/33 with a market value at 02/28/03 of
    $408,003,144.
(ah)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $496,643,560 U.S. Government obligations, 0% to 7.16% due 03/06/03 to 03/01/33 with an aggregate market value at 02/28/03 of $510,000,593.
(ai)Repurchase agreement entered into 02/28/03 with a maturing value of $200,023,500. Collateralized by $404,074,594 corporate obligations, 0% to 6.39% due 03/07/03 to 07/11/43 with a market value at 02/28/03 of
    $210,000,001.
(aj)Security considered to be illiquid and the market value represents less than 0.00% of the Fund's net assets.
(ak)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                              $24,277,110,710
-------------------------------------------------------------------------------
Repurchase agreements                                             5,916,606,843
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      859,030
-------------------------------------------------------------------------------
  Interest                                                           44,906,884
-------------------------------------------------------------------------------
Investment for deferred compensation plan                               262,238
-------------------------------------------------------------------------------
Other assets                                                            166,485
===============================================================================
    Total assets                                                 30,239,912,190
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                             303,600,000
-------------------------------------------------------------------------------
  Dividends                                                          32,715,878
-------------------------------------------------------------------------------
  Deferred compensation plan                                            262,238
-------------------------------------------------------------------------------
Accrued advisory fees                                                 2,297,688
-------------------------------------------------------------------------------
Accrued distribution fees                                               874,647
-------------------------------------------------------------------------------
Accrued directors' fees                                                  30,833
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             534,560
-------------------------------------------------------------------------------
Accrued operating expenses                                            1,237,236
===============================================================================
    Total liabilities                                               341,553,080
===============================================================================
Net assets applicable to shares outstanding                     $29,898,359,110
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Institutional Class                                             $20,928,208,333
_______________________________________________________________________________
===============================================================================
Private Investment Class                                        $   905,623,253
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                       $    26,463,465
_______________________________________________________________________________
===============================================================================
Cash Management Class                                           $ 6,946,064,180
_______________________________________________________________________________
===============================================================================
Reserve Class                                                   $    52,843,782
_______________________________________________________________________________
===============================================================================
Resource Class                                                  $ 1,039,156,097
_______________________________________________________________________________
===============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              20,926,187,703
_______________________________________________________________________________
===============================================================================
Private Investment Class                                            905,542,902
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                            26,462,344
_______________________________________________________________________________
===============================================================================
Cash Management                                                   6,945,667,026
_______________________________________________________________________________
===============================================================================
Reserve Class                                                        52,843,413
_______________________________________________________________________________
===============================================================================
Resource Class                                                    1,039,073,953
_______________________________________________________________________________
===============================================================================
  Net asset value, offering and redemption price per share
    for each class                                              $          1.00
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $297,979,759
============================================================================

EXPENSES:

Advisory fees                                                     27,971,979
----------------------------------------------------------------------------
Administrative services fees                                         777,303
----------------------------------------------------------------------------
Directors' fees                                                      117,144
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,430,845
----------------------------------------------------------------------------
  Personal Investment Class                                           95,137
----------------------------------------------------------------------------
  Cash Management Class                                            3,230,880
----------------------------------------------------------------------------
  Reserve Class                                                      256,811
----------------------------------------------------------------------------
  Resource Class                                                   1,344,055
----------------------------------------------------------------------------
Transfer agent fees                                                2,729,806
----------------------------------------------------------------------------
Other                                                                 16,866
----------------------------------------------------------------------------
Filing fee refund                                                 (1,251,673)
============================================================================
    Total expenses                                                37,719,153
============================================================================
Less: Fees waived                                                (10,836,282)
----------------------------------------------------------------------------
    Net expenses                                                  26,882,871
============================================================================
Net investment income                                            271,096,888
============================================================================
Net realized gain from investment securities                         125,166
============================================================================
Net increase in net assets resulting from operations            $271,222,054
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   271,096,888    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       125,166            929,565
===============================================================================================
    Net increase in net assets resulting from operations         271,222,054        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (211,522,749)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,799,869)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (119,914)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (44,700,595)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (163,552)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,790,209)       (30,374,835)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                         (8,194,589,693)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        97,162,955       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,814,040)        18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        1,185,968,568        260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,564,590         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (507,003,941)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets                     (7,420,586,395)     2,470,739,784
===============================================================================================

NET ASSETS:

  Beginning of period                                         37,318,945,505     34,848,205,721
===============================================================================================
  End of period                                              $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $29,895,777,843    $37,316,489,404
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                   (502)              (502)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     2,581,769          2,456,603
===============================================================================================
                                                             $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $9,154,053.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $777,303 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $2,911,292 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,458,507, $69,111, $2,584,704, $1,344,055 and $219,122, respectively, after Plan fees waived by FMC of $1,682,229.

    Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $31,302 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                          SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                ------------------------------------   ------------------------------------
                                     SHARES             AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            250,584,455,669   $ 250,584,455,669    586,514,671,312   $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class         5,442,591,953       5,442,591,953     17,787,233,352      17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           48,761,425          48,761,425        135,176,893         135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class           36,861,988,352      36,861,988,352     93,169,483,414      93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       50,728,441          50,728,441        132,778,052         132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                   4,176,897,331       4,176,897,331     11,871,763,813      11,871,763,813
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 55,399,032          55,399,032        191,080,549         191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class             2,371,030           2,371,030          9,235,046           9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class               94,686              94,686            222,812             222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class               27,748,293          27,748,293         84,049,065          84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                          175,567             175,567            217,048             217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                       8,225,680           8,225,680         27,437,407          27,437,407
===========================================================================================================
Reacquired:
  Institutional Class           (258,834,444,394)   (258,834,444,394)  (584,356,082,067)   (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class        (5,347,800,028)     (5,347,800,028)   (18,277,525,187)    (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class          (52,670,151)        (52,670,151)      (117,052,267)       (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class          (35,703,768,077)    (35,703,768,077)   (92,993,504,792)    (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                      (49,339,418)        (49,339,418)       (86,885,410)        (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class                  (4,692,126,952)     (4,692,126,952)   (11,622,488,821)    (11,622,488,821)
===========================================================================================================
                                  (7,420,711,561)  $  (7,420,711,561)     2,469,810,219   $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          INSTITUTIONAL CLASS
                          -----------------------------------------------------------------------------------
                          SIX MONTHS
                             ENDED                                YEAR ENDED AUGUST 31,
                          FEBRUARY 28,      -----------------------------------------------------------------
                             2003              2002          2001          2000          1999         1998
-------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period     $      1.00       $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
-------------------------------------------------------------------------------------------------------------
Net investment income            0.01              0.02          0.05          0.06         0.05         0.06
-------------------------------------------------------------------------------------------------------------
Less distributions from
  net investment income         (0.01)            (0.02)        (0.05)        (0.06)       (0.05)       (0.06)
=============================================================================================================
Net asset value, end of
  period                  $      1.00       $      1.00   $      1.00   $      1.00   $     1.00   $     1.00
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(a)                  0.74%             2.16%         5.54%         6.12%        5.17%        5.74%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental
  data:
Net assets, end of
  period (000s omitted)   $20,928,208       $29,122,702   $26,772,308   $17,353,163   $4,541,935   $3,097,539
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers               0.11%(b)          0.11%         0.10%         0.09%        0.09%        0.08%
-------------------------------------------------------------------------------------------------------------
  Without fee waivers            0.16%(b)          0.19%         0.19%         0.19%        0.18%        0.18%
=============================================================================================================
Ratio of net investment
  income to average net
  assets                         1.48%(b)          2.12%         5.19%         6.04%        5.02%        5.59%
_____________________________________________________________________________________________________________
=============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $28,676,785,833.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                        SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                            PERSONAL INVESTMENT CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS
Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


LAP-SAR-4

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                       These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Personal Investment Class provided monthly yields of 0.73%, and seven-day yields of 0.72%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 55-day range; at the close of the reporting period the WAM was 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Personal Investment Class stood at $26.5 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-24.88%(a)

FINANCIAL-24.88%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.63%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 10/01/02; Cost $49,550,806)
  1.59%                                        03/17/03   $   49,919   $     49,883,724
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $173,298,406)
  1.34%                                        03/21/03      174,086        173,956,886
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $69,765,292)
  1.33%                                        03/25/03       70,000         69,938,333
---------------------------------------------------------------------------------------
  (Acquired 11/18/02; Cost $182,541,821)
  1.34%                                        03/31/03      183,450        183,245,147
---------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $10,501,295)(b)
  1.30%                                        07/16/03       10,570         10,517,708
=======================================================================================
                                                                            487,541,798
=======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.19%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $20,206,358)(b)
  1.28%                                        03/20/03       20,251         20,237,319
---------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/15/03; Cost $37,024,264)(b)
  1.30%                                        03/17/03       37,106         37,084,561
=======================================================================================
                                                                             57,321,880
=======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.59%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 01/07/03; Cost $49,758,014)
  1.31%                                        05/20/03       50,000         49,854,444
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,643,694)
  1.27%                                        05/22/03      100,000         99,710,722
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,566,083)
  1.27%                                        06/13/03      100,000         99,633,111
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $74,559,437)
  1.33%                                        06/16/03       75,000         74,703,521
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)
  (Acquired 02/18/03; Cost $33,336,175)(b)
  1.28%                                        05/20/03   $   33,442   $     33,346,876
---------------------------------------------------------------------------------------
Steamboat Funding Corp. (National Westminster
  Bank PLC-ABS Program Sponsor)(b)
  (Acquired 02/27/03; Cost $81,650,554)
  1.30%                                        03/10/03       81,683         81,656,453
---------------------------------------------------------------------------------------
  (Acquired 02/28/03; Cost $35,147,700)
  1.29%                                        03/28/03       35,183         35,148,960
---------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 10/03/02; Cost $198,400,000)
  1.60%                                        04/01/03      200,000        199,724,444
---------------------------------------------------------------------------------------
  (Acquired 07/08/02; Cost $98,522,500)
  1.97%                                        04/04/03      100,000         99,813,944
=======================================================================================
                                                                            773,592,475
=======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.50%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $28,803,283)
  1.65%                                        03/26/03       29,000         28,966,771
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $24,916,688)
  1.29%                                        04/17/03       25,000         24,957,896
---------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 01/17/03; Cost $99,786,667)
  1.28%                                        03/18/03      100,000         99,939,556
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,897,875)
  1.29%                                        03/19/03       50,000         49,967,750
---------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)
  (Acquired 02/11/03; Cost $74,843,896)(b)(c)
  1.27%                                        04/11/03       75,000         74,891,521
---------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 10/04/02; Cost $155,141,696)
  1.63%                                        03/03/03      156,192        156,177,078
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,062,000)
  1.34%                                        03/25/03      200,000        199,821,333
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,054,556)
  1.34%                                        03/26/03      200,000        199,813,889
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  (Acquired 12/05/02; Cost $99,531,556)
  1.36%                                        04/08/03   $  100,000   $     99,856,444
---------------------------------------------------------------------------------------
  (Acquired 12/05/02; Cost $99,527,778)
  1.36%                                        04/09/03      100,000         99,852,667
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $86,324,878)
  1.29%                                        06/02/03       86,757         86,467,882
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $198,938,333)
  1.30%                                        06/03/03      200,000        199,321,111
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $149,192,917)
  1.30%                                        06/05/03      150,000        149,480,000
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 12/20/02; Cost $24,916,875)(b)
  1.33%                                        03/20/03       25,000         24,982,451
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch- ABS Program Sponsor)
  1.32%                                        03/07/03      200,000        199,956,000
---------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $49,658,542)
  1.65%                                        03/27/03       50,000         49,940,417
=======================================================================================
                                                                          1,944,255,558
=======================================================================================

ASSET BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES-0.67%

Beta Finance Inc. (Citibank International
  PLC-ABS Program Sponsor)
  (Acquired 01/06/03; Cost $199,342,778)(b)
  1.30%                                        04/08/03      200,000        199,725,556
=======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-5.45%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 01/13/03; Cost $49,783,333)
  1.30%                                        05/14/03       50,000         49,866,389
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $64,724,833)
  1.27%                                        06/10/03       65,000         64,768,401
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,729,778)
  1.28%                                        06/23/03       50,000         49,797,333
---------------------------------------------------------------------------------------
  (Acquired 01/17/03; Cost $99,426,667)
  1.29%                                        06/30/03      100,000         99,566,417
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust; Series I (Ford Motor Credit
  Co.-ABS Program Sponsor)(b)
  (Acquired 12/09/02; Cost $99,523,556)
  1.34%                                        04/16/03   $  100,000   $     99,828,778
---------------------------------------------------------------------------------------
  (Acquired 12/11/02; Cost $49,748,750)
  1.52%                                        04/25/03       50,000         49,897,639
---------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $99,392,000)
  1.28%                                        07/25/03      100,000         99,480,889
---------------------------------------------------------------------------------------
  (Acquired 02/21/03, Cost $121,527,710)
  1.27%                                        08/19/03      122,300        121,562,225
---------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $99,248,389)
  1.66%                                        03/14/03      100,000         99,940,056
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $138,989,200)
  1.52%                                        04/25/03      140,000        139,674,889
---------------------------------------------------------------------------------------
  (Acquired 01/13/03; Cost $92,576,850)
  1.30%                                        05/19/03       93,000         92,734,692
---------------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 12/18/02; Cost $99,587,500)
  1.35%                                        04/07/03      100,000         99,861,250
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $24,838,514)
  1.51%                                        04/08/03       25,000         24,960,153
---------------------------------------------------------------------------------------
  (Acquired 12/09/02; Cost $49,763,639)
  1.34%                                        04/15/03       50,000         49,916,250
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $248,442,444)
  1.65%                                        04/24/03      250,000        249,451,000
---------------------------------------------------------------------------------------
  (Acquired 12/12/02; Cost $89,467,350)
  1.34%                                        05/20/03       90,000         89,732,000
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $49,749,028)
  1.30%                                        05/27/03       50,000         49,842,917
---------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,368,528)
  1.27%                                        08/04/03      100,000         99,449,667
=======================================================================================
                                                                          1,630,330,945
=======================================================================================

AGRICULTURAL PRODUCTS-0.09%

Cargill Inc.
  1.27%                                        06/20/03       25,000         24,902,104
=======================================================================================

BANKS-1.94%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.34%                                        04/01/03      100,000         99,884,611
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
BANKS-(CONTINUED)

Citicorp
  1.29%                                        04/18/03   $  200,000   $    199,656,000
---------------------------------------------------------------------------------------
Dexia Delaware LLC
  1.29%                                        03/14/03      100,000         99,953,417
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.34%                                        03/27/03       80,971         80,892,638
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/14/03      100,000         99,954,139
=======================================================================================
                                                                            580,340,805
=======================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.82%

GE Capital International Funding Inc.-Series
  A
  (Acquired 10/28/02; Cost $173,563,639)(b)
  1.66%                                        04/25/03      175,000        174,556,181
---------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.28%                                        08/06/03      100,000         99,438,222
---------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(d)
  1.42%                                        03/31/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.42%                                        04/14/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        05/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        06/04/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.35%                                        07/23/03       50,000         50,000,000
---------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate(d)
  1.41%                                        03/03/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.41%                                        04/07/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.66%                                        04/07/03       71,000         71,015,119
---------------------------------------------------------------------------------------
  1.76%                                        08/04/03       25,000         25,032,467
---------------------------------------------------------------------------------------
  1.76%                                        08/18/03       65,000         65,091,966
---------------------------------------------------------------------------------------
  1.39%                                        08/21/03      205,000        205,000,000
---------------------------------------------------------------------------------------
Morgan Stanley
  1.30%                                        05/09/03      100,000         99,750,833
---------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
  1.34%                                        03/19/03      300,000        299,799,000
=======================================================================================
                                                                          1,739,683,788
=======================================================================================
    Total Financial                                                       7,437,694,909
=======================================================================================
    Total Commercial Paper (Cost
      $7,437,694,909)                                                     7,437,694,909
_______________________________________________________________________________________
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-22.39%

Bank of New York
  1.69%                                        08/11/03   $  100,000   $     99,995,549
---------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.34%                                        03/18/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  1.35%                                        04/09/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.34%                                        04/11/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (Germany)
  1.78%                                        04/25/03       15,000         15,006,805
---------------------------------------------------------------------------------------
BNP Paribas (France)
  1.61%                                        03/03/03       50,000         50,000,028
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/13/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.79%                                        08/06/03       95,000         95,002,506
---------------------------------------------------------------------------------------
Danske Bank (Denmark)
  1.36%                                        01/28/04      150,000        149,996,579
---------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.31%                                        04/11/03      180,000        180,000,000
---------------------------------------------------------------------------------------
  1.27%                                        05/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/15/03      186,000        186,007,577
---------------------------------------------------------------------------------------
  1.30%                                        05/30/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Fifth Third Bank
  1.26%                                        08/21/03      100,000        100,000,000
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.77%                                        03/03/03       25,000         25,000,574
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.37%                                        04/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.52%                                        05/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.33%                                        05/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.32%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.34%                                        06/24/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen Girozentrale
  (Germany)
  1.28%                                        08/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  1.77%                                        04/25/03      100,000        100,046,897
---------------------------------------------------------------------------------------
M & I Bank FSB
  1.34%                                        04/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  2.02%                                        03/24/03   $   50,000   $     50,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000         50,000,000
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.70%                                        03/25/03       75,000         75,004,939
---------------------------------------------------------------------------------------
  1.51%                                        05/05/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.51%                                        03/28/03      100,000        100,000,365
---------------------------------------------------------------------------------------
  1.50%                                        05/06/03       20,000         20,001,452
---------------------------------------------------------------------------------------
Societe Generale (France)
  2.00%                                        04/10/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.30%                                        04/15/03       97,000         97,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/16/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.31%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.03%                                        03/24/03      100,000        100,000,629
---------------------------------------------------------------------------------------
  1.30%                                        05/12/03      150,000        150,000,000
---------------------------------------------------------------------------------------
  1.28%                                        07/21/03      300,000        300,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        10/08/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.25%                                        03/21/03       50,000         49,999,720
---------------------------------------------------------------------------------------
WestLB A.G. (Germany)
  1.35%                                        05/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        06/06/03      200,000        200,000,000
=======================================================================================
    Total Certificates of Deposit (Cost
      $6,693,063,620)                                                     6,693,063,620
_______________________________________________________________________________________
=======================================================================================

TIME DEPOSITS-6.46%

Bank One N.A.-Cayman
  1.31%                                        03/03/03      136,748        136,747,906
---------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
  1.35%                                        03/03/03      500,000        500,000,000
---------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.31%                                        03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Dexia Banque Belgique-Cayman (Belgium)
  1.35%                                        03/03/03      294,000        294,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
TIME DEPOSITS-(CONTINUED)

M&I Marshall & Isley Bank-Cayman
  1.31%                                        03/03/03   $  300,000   $    300,000,000
---------------------------------------------------------------------------------------
State Street Bank-Cayman
  1.35%                                        03/03/03      300,000        300,000,000
---------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.31%                                        03/03/03      300,000        300,000,000
=======================================================================================
    Total Time Deposits (Cost $1,930,747,906)                             1,930,747,906
_______________________________________________________________________________________
=======================================================================================

PROMISSORY NOTES-5.45%

Goldman Sachs Group, Inc. (The)(b)
  (Acquired 03/21/02; Cost $200,000,000)
  1.55%(d)                                     03/21/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 11/27/02; Cost $200,000,000)
  1.47%                                        03/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/10/02; Cost $250,000,000)
  1.47%(d)                                     05/08/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/13/02; Cost $230,000,000)
  1.48%(d)                                     06/11/03      230,000        230,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/16/02; Cost $100,000,000)
  1.48%(d)                                     06/23/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  (Acquired 01/27/03; Cost $400,000,000)
  1.47%(d)                                     07/25/03      400,000        400,000,000
---------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $250,000,000)
  1.46%(d)                                     08/04/03      250,000        250,000,000
=======================================================================================
    Total Promissory Notes (Cost
      $1,630,000,000)                                                     1,630,000,000
_______________________________________________________________________________________
=======================================================================================

MASTER NOTE AGREEMENTS-5.03%(e)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(f)                                     08/18/03      440,000        440,000,000
---------------------------------------------------------------------------------------
  1.41%(g)                                          --       350,000        350,000,000
---------------------------------------------------------------------------------------
Morgan Stanley(h)
  1.38%                                        03/17/03      715,000        715,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $1,505,000,000)                                                     1,505,000,000
_______________________________________________________________________________________
=======================================================================================

VARIABLE RATE DEMAND NOTES-4.99%

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project); IDR
  1.32%(i)(j)(k)                               02/01/23       12,000         12,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

INSURED-2.29%(c)(i)(l)

Alaska (State of) Housing Finance Corp.;
  Series B RB
  1.32%                                        12/01/36   $   10,000   $     10,000,000
---------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  Series A, 1.35%                              05/15/17       16,895         16,895,000
---------------------------------------------------------------------------------------
  Series B, 1.35%                              05/15/25       23,900         23,900,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Health Care Series B IDR
  1.44%                                        01/01/28        5,900          5,900,000
---------------------------------------------------------------------------------------
California Housing Finance Agency; RB
  Series M, 1.28%                              08/01/19       13,950         13,950,000
---------------------------------------------------------------------------------------
  Series M, 1.28%                              08/01/23       28,530         28,530,000
---------------------------------------------------------------------------------------
  Series T, 1.31%                              08/01/29       13,680         13,680,000
---------------------------------------------------------------------------------------
  Series K, 1.28%                              08/01/31       23,785         23,785,000
---------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  Series F-2, 1.34%                            11/15/16       52,950         52,950,000
---------------------------------------------------------------------------------------
  Series A-5, 1.35%                            05/15/33       20,000         20,000,000
---------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.30%                                        01/01/34       31,900         31,900,000
---------------------------------------------------------------------------------------
  1.30%                                        01/01/45       60,425         60,425,000
---------------------------------------------------------------------------------------
  1.35%                                        01/01/47       39,520         39,520,000
---------------------------------------------------------------------------------------
Illinois Student Assistance Commission;
  Student Loan RB
  Series B, 1.32%                              09/01/32       10,870         10,870,000
---------------------------------------------------------------------------------------
  Series B-I, 1.32%                            09/01/34        5,100          5,100,000
---------------------------------------------------------------------------------------
  Series B-III, 1.32%                          09/01/34        3,350          3,350,000
---------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.32%                                        09/01/36       25,000         25,000,000
---------------------------------------------------------------------------------------
  1.32%                                        08/01/37      200,000        200,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C RB
  1.32%                                        12/01/20       32,650         32,650,000
---------------------------------------------------------------------------------------
New Orleans (City of); Pension Series 2000 RB
  1.35%                                        09/01/30       32,160         32,160,000
---------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.44%                                        02/01/26       10,235         10,235,000
---------------------------------------------------------------------------------------
Rhode Island (State of) Student Loan
  Authority; Series 4 RB
  1.35%                                        12/01/34       23,000         23,000,000
=======================================================================================
                                                                            683,800,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.66%(i)(m)

Advocare of South Carolina; Series 1997 B
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34% (l)                                    06/01/17   $    6,300   $      6,300,000
---------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes
  (LOC-Bank of America N.A.)
  1.40%(l)                                     05/01/31       11,000         11,000,000
---------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.39% (l)                                    02/01/15       48,185         48,185,000
---------------------------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village Inc.
  Project); Series B RB (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     01/01/29        1,140          1,140,000
---------------------------------------------------------------------------------------
Barrington Development Funding LLC; Notes
  (LOC-Bank One N.A.)
  1.34%(l)                                     12/01/32       15,000         15,000,000
---------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     07/01/08       91,030         91,030,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  RB (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/12        3,535          3,535,000
---------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.30%(d)                                     02/15/27       10,300         10,300,000
---------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I PCR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     12/01/36       62,920         62,920,000
---------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     09/01/19       18,400         18,400,000
---------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       11,244         11,244,000
---------------------------------------------------------------------------------------
  1.35%(l)                                     09/01/20       15,398         15,398,000
---------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     09/01/34        9,000          9,000,000
---------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       15,300         15,300,000
---------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     09/01/12        9,815          9,815,000
---------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     08/13/16       10,735         10,735,000
---------------------------------------------------------------------------------------
Georgia Municipal Gas Authority (Gas
  Portfolio III Project); Series A RB
  (LOC-Wachovia Bank N.A., Bayerische
  Landesbank, Bank One Kentucky N.A.)
  1.37%(l)                                     02/01/15       16,250         16,250,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     11/01/18   $   25,000   $     25,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan Series B RB
  (LOC-Bank One Chicago N.A.)
  1.32%(l)                                     09/01/31        7,700          7,700,000
---------------------------------------------------------------------------------------
JPV Capital LLC; Notes (LOC-Standard Federal
  Bank)
  1.44%(l)                                     12/01/39        1,670          1,670,000
---------------------------------------------------------------------------------------
La Mirada (City of) California Industrial
  Development Authority (Rykoff-Sexton, Inc.
  Project); IDR (LOC-Bank One N.A.)
  1.35%(l)                                     12/01/26        5,200          5,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Bouras Industries); Series C RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     11/01/13        2,525          2,525,000
---------------------------------------------------------------------------------------
Liberty (County of) Industrial Authority
  (Hugo Boss Inc. Project); RB (LOC-Wachovia
  Bank N.A.)
  1.44%(l)                                     01/01/18        5,300          5,300,000
---------------------------------------------------------------------------------------
Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.35%(l)                                     06/01/36      115,000        115,000,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     05/01/17       40,000         40,000,000
---------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.30%(d)                                     08/01/31       18,540         18,540,000
---------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.33%(l)                                     06/01/33        8,400          8,400,000
---------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  1.35%(l)                                     06/01/27        6,000          6,000,000
---------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.44%(l)                                     01/15/15        3,715          3,715,000
---------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project
  (Old Manchester); Series B RB (LOC-Wachovia
  Bank N.A.)
  1.45%(j)                                     12/01/25        1,590          1,590,000
---------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)
  1.33%(l)                                     12/01/22        5,000          5,000,000
---------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 A RB (LOC-Wachovia Bank N.A.)
  1.34%(j)                                     05/01/14        7,800          7,800,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Roman Catholic Diocese of Raleigh; Series A
  RB
  (LOC-Bank of America N.A.)
  1.39%(l)                                     06/01/18   $    7,500   $      7,500,000
---------------------------------------------------------------------------------------
S&L Capital LLC; Notes (LOC-Comerica Bank)
  1.39%(j)                                     11/04/42        6,075          6,075,000
---------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB
  (LOC-Bank of New York)
  Series G, 1.40%(l)                           08/01/29        8,000          8,000,000
---------------------------------------------------------------------------------------
  Series H, 1.35%(l)                           08/01/29       17,600         17,600,000
---------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)
  1.44%(l)                                     10/01/46        6,750          6,750,000
---------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     11/01/52       10,000         10,000,000
---------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     10/01/23        3,590          3,590,000
---------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     08/01/19           60             60,000
---------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)
  1.35%(l)                                     06/01/30       29,330         29,330,000
---------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR
  (LOC-Bank One Chicago N.A.)
  1.35%(l)                                     10/01/27       34,400         34,400,000
---------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     07/01/26       48,630         48,630,000
---------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/17        6,900          6,900,000
---------------------------------------------------------------------------------------
Winder-Barrow (County of) Development
  Authority (Rooker Barrow Project); IDR
  (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     01/01/23        8,000          8,000,000
=======================================================================================
                                                                            795,827,000
=======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,491,627,000)                                                     1,491,627,000
_______________________________________________________________________________________
=======================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-4.28%

FEDERAL FARM CREDIT BANK-0.25%

Bonds,
  1.80%                                        09/03/03       75,000         75,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-2.40%

Unsec. Bonds,
  2.50%                                        11/14/03   $   61,800   $     62,071,204
---------------------------------------------------------------------------------------
  1.60%                                        12/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        12/08/03        6,200          6,200,000
---------------------------------------------------------------------------------------
  1.57%                                        02/09/04       30,000         30,000,000
---------------------------------------------------------------------------------------
  1.55%                                        02/10/04      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.39%                                        03/12/04      155,000        155,000,000
---------------------------------------------------------------------------------------
  1.45%                                        03/22/04      165,000        165,000,000
=======================================================================================
                                                                            718,271,204
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.34%

Unsec. Notes,
  3.25%                                        01/15/04      100,000        101,481,120
=======================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.09%

Disc. Notes,
  1.23%(a)                                     09/30/03      250,000        248,180,625
---------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03       75,000         76,831,304
=======================================================================================
                                                                            325,011,929
=======================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.20%

Floating Rate Notes,
  1.38%(i)(l)                                  01/15/09       60,726         60,726,000
=======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,280,490,253)                                               1,280,490,253
_______________________________________________________________________________________
=======================================================================================

ASSET BACKED NOTES-2.72%

COMMERCIAL, LOANS & LEASES-0.04%

Caterpillar Financial Asset Trust-Series
  2002-A, Class A1
  1.82%                                        07/25/03       13,284         13,283,889
=======================================================================================

CONSUMER RECEIVABLES-0.45%

Honda Asset Receivables Owner Trust-Series
  2002-3, Class A1
  1.82%                                        08/18/03       17,348         17,347,618
---------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust-Series 2002-A,
  Class A1
  1.81%                                        10/15/03       61,079         61,079,383
---------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series
  2002-C, Class A1
  1.70%                                        09/08/03       55,544         55,543,587
=======================================================================================
                                                                            133,970,588
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FULLY BACKED-0.34%(c)

Capital One Auto Finance Trust-Series 2002-B,
  Class A1
  1.76%                                        09/15/03   $   17,631   $     17,630,701
---------------------------------------------------------------------------------------
Drive Auto Receivables Trust-Series 2002-1,
  Class A1
  1.88%(aj)                                    07/15/03        1,138          1,137,602
---------------------------------------------------------------------------------------
Household Automotive Trust-Series 2002-2,
  Class A1
  1.77%                                        09/17/03       30,412         30,411,861
---------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust-Series 2002-D,
  Class A1
  1.74%                                        10/15/03       14,231         14,231,136
---------------------------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2002-KS5, Class AIB1
  1.73%                                        08/25/03       11,896         11,895,828
---------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust-Series
  2002-A, Class A1
  1.72%                                        09/12/03       26,922         26,921,625
=======================================================================================
                                                                            102,228,753
=======================================================================================

STRUCTURED INVESTMENT VEHICLES-1.76%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $25,000,000)
  1.39%                                        10/07/03       25,000         25,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/02/02; Cost $50,000,000)
  1.39%                                        10/07/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.38%                                        10/16/03      100,000         99,996,863
---------------------------------------------------------------------------------------
Granite Mortgages PLC-Series 2003-1, Class
  1A1
  1.33%                                        01/20/04      100,000        100,000,000
---------------------------------------------------------------------------------------
Holmes Financing PLC-Series 6, Class 1A
  1.34%                                        10/15/03      145,000        145,000,000
---------------------------------------------------------------------------------------
Permanent Financing PLC-Series 2, Class 1A
  (Halifax PLC-ABS Program Sponsor)
  1.30%                                        03/10/04      105,000        105,000,000
=======================================================================================
                                                                            524,996,863
=======================================================================================

TRADE RECEIVABLES-0.13%

World Omni Auto Receivables Trust-Series
  2002-A, Class A1
  1.30%                                        03/15/04       40,000         40,000,000
=======================================================================================
    Total Asset Backed Notes (Cost
      $814,480,093)                                                         814,480,093
_______________________________________________________________________________________
=======================================================================================

MEDIUM TERM NOTES-2.31%

General Electric Capital Corp.-Series A
  7.50%                                        06/05/03       51,025         51,811,011
---------------------------------------------------------------------------------------
  1.51%(d)                                     10/22/03       40,000         40,027,050
---------------------------------------------------------------------------------------
  1.37%(j)                                     11/07/03      332,900        332,900,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley(n)
  1.60%                                        03/13/03   $   22,500   $     22,501,675
---------------------------------------------------------------------------------------
  1.55%                                        05/05/03       92,000         92,036,143
---------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(n)
  1.47%                                        06/18/03      150,000        150,040,344
=======================================================================================
    Total Medium Term Notes (Cost
      $689,316,223)                                                         689,316,223
_______________________________________________________________________________________
=======================================================================================

BANK NOTES-1.41%

Bank One N.A.
  1.73%                                        05/27/03       50,000         50,029,883
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.65%                                        04/29/03      100,000        100,000,000
---------------------------------------------------------------------------------------
U.S. Bank N.A.-North Dakota
  1.26%(j)                                     04/30/03      120,000        119,990,982
---------------------------------------------------------------------------------------
  1.30%                                        05/08/03      150,000        150,000,000
=======================================================================================
    Total Bank Notes (Cost $420,020,865)                                    420,020,865
_______________________________________________________________________________________
=======================================================================================

PUTTABLE RESET NOTES-0.51%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)
  4.49%(b)                                     02/22/04      100,000        103,150,794
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%                                        06/01/03       50,000         50,288,165
=======================================================================================
    Total Puttable Reset Notes (Cost
      $153,438,959)                                                         153,438,959
_______________________________________________________________________________________
=======================================================================================

BANKERS' ACCEPTANCES-0.43%(a)

Wachovia Bank, N.A.
  1.58%                                        03/27/03       50,000         49,942,944
---------------------------------------------------------------------------------------
  1.58%                                        04/02/03       10,000          9,985,956
---------------------------------------------------------------------------------------
  1.60%                                        04/09/03       30,000         29,948,000
---------------------------------------------------------------------------------------
  1.26%                                        08/14/03       40,000         39,767,600
=======================================================================================
    Total Bankers' Acceptances (Cost
      $129,644,500)                                                         129,644,500
_______________________________________________________________________________________
=======================================================================================

U.S. TREASURY NOTES-0.34%

3.00% (Cost $101,586,382)                      01/31/04      100,000        101,586,382
=======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,277,110,710)                                  24,277,110,710
_______________________________________________________________________________________
=======================================================================================

REPURCHASE AGREEMENTS-19.79%(o)

ABN AMRO Inc.-New York Branch (Netherlands)
  1.37%(p)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(q)                                     03/03/03   $  255,000   $    255,000,000
---------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(r)                                     03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(s)                                          --       100,000        100,000,000
---------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(t)                                     03/03/03      467,820        467,819,546
---------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(u)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.35%(v)                                     03/03/03      350,000        350,000,000
---------------------------------------------------------------------------------------
  1.37%(w)                                     03/03/03      475,235        475,234,855
---------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.38%(x)                                     03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.40%(y)                                     03/03/03       50,000         50,000,000
---------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.37%(z)                                     03/03/03       80,000         80,000,000
---------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(aa)                                    03/03/03      470,000        470,000,000
---------------------------------------------------------------------------------------
  1.38%(ab)                                    03/03/03       25,000         25,000,000
---------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.38%(ac)                                    03/03/03      545,000        545,000,000
---------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(ad)                                    03/03/03      608,480        608,479,967
---------------------------------------------------------------------------------------
  1.38%(ae)                                    03/03/03       10,072         10,072,475
---------------------------------------------------------------------------------------
  1.38%(af)                                    03/03/03      970,000        970,000,000
---------------------------------------------------------------------------------------
  1.40%(ag)                                    03/03/03      400,000        400,000,000
---------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(ah)                                    03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.41%(ai)                                    09/03/02      200,000        200,000,000
=======================================================================================
    Total Repurchase Agreements (Cost
      $5,916,606,843)                                                     5,916,606,843
_______________________________________________________________________________________
=======================================================================================
TOTAL INVESTMENTS (Cost
  $30,193,717,553)(ak)-100.99%                                           30,193,717,553
_______________________________________________________________________________________
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.99)%                                      (295,358,443)
_______________________________________________________________________________________
=======================================================================================
NET ASSETS-100.00%                                                     $ 29,898,359,110
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $6,975,516,050, which represented 23.33% of the Fund's net assets. Of these securities, 5.45% of the Fund's net assets are considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(d) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(k) Principal and interest payments are guaranteed by the corporate guarantor.
(l) Interest rates are redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,516,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,458. Collateralized by $94,031,000 U.S. Government obligations, 0% to 8.95% due 03/06/03 to 02/12/18 with a market value at 02/28/03 of
    $102,000,662.
(s) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U. S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.

(t) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(u) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Government obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(v) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,375. Collateralized by $322,533,000 U.S. Government obligations, 2.75% to 8.75% due 10/31/03 to 08/15/23 with a market value at 02/28/03 of
    $357,000,621.
(w) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(x) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $487,720,564 U.S. Government obligations, 4.50% to 8.00% due 04/01/05 to 03/01/33 with an aggregate market value at 02/28/03 of $510,002,306.
(y) Repurchase agreement entered into 02/28/03 with a maturing value of $50,005,833. Collateralized by $48,762,407 U.S. Government obligations, 4.50% to 6.50% due 02/01/18 to 08/01/32 with a market value at 02/28/03 of
    $51,000,431.
(z) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,083. Collateralized by $487,519,542 U.S. Government obligations and cash pledge, 5.00% to 9.00% due 10/01/03 to 02/01/33 with an aggregate market value at 02/28/03 of $510,103,974.
(aa)Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(ab)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $486,451,505 U.S. Government obligations, 3.36% to 8.00% due 09/01/08 to 02/01/33 with an aggregate market value at 02/28/03 of $510,001,977.
(ac)Joint repurchase agreement entered into 02/28/03 with a maturing value of $575,066,125. Collateralized by $646,373,958 U.S. Government obligations, 0% to 6.78% due 10/15/06 to 03/01/33 with an aggregate market value at 02/28/03 of $589,067,027.
(ad)Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Government obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(ae)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(af)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $973,782,542 U.S. Government obligations, 5.00% to 11.00% due 01/01/16 to 02/01/33 with an aggregate market value at 02/28/03 of $1,020,000,160.
(ag)Repurchase agreement entered into 02/28/03 with a maturing value of $400,046,667. Collateralized by $387,254,439 U.S. Government obligations, 5.00% to 8.00% due 04/01/08 to 02/01/33 with a market value at 02/28/03 of
    $408,003,144.
(ah)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $496,643,560 U.S. Government obligations, 0% to 7.16% due 03/06/03 to 03/01/33 with an aggregate market value at 02/28/03 of $510,000,593.
(ai)Repurchase agreement entered into 02/28/03 with a maturing value of $200,023,500. Collateralized by $404,074,594 corporate obligations, 0% to 6.39% due 03/07/03 to 07/11/43 with a market value at 02/28/03 of
    $210,000,001.
(aj)Security considered to be illiquid and the market value represents less than 0.00% of the Fund's net assets.
(ak)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                              $24,277,110,710
-------------------------------------------------------------------------------
Repurchase agreements                                             5,916,606,843
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      859,030
-------------------------------------------------------------------------------
  Interest                                                           44,906,884
-------------------------------------------------------------------------------
Investment for deferred compensation plan                               262,238
-------------------------------------------------------------------------------
Other assets                                                            166,485
===============================================================================
    Total assets                                                 30,239,912,190
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                             303,600,000
-------------------------------------------------------------------------------
  Dividends                                                          32,715,878
-------------------------------------------------------------------------------
  Deferred compensation plan                                            262,238
-------------------------------------------------------------------------------
Accrued advisory fees                                                 2,297,688
-------------------------------------------------------------------------------
Accrued distribution fees                                               874,647
-------------------------------------------------------------------------------
Accrued directors' fees                                                  30,833
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             534,560
-------------------------------------------------------------------------------
Accrued operating expenses                                            1,237,236
===============================================================================
    Total liabilities                                               341,553,080
===============================================================================
Net assets applicable to shares outstanding                     $29,898,359,110
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Institutional Class                                             $20,928,208,333
_______________________________________________________________________________
===============================================================================
Private Investment Class                                        $   905,623,253
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                       $    26,463,465
_______________________________________________________________________________
===============================================================================
Cash Management Class                                           $ 6,946,064,180
_______________________________________________________________________________
===============================================================================
Reserve Class                                                   $    52,843,782
_______________________________________________________________________________
===============================================================================
Resource Class                                                  $ 1,039,156,097
_______________________________________________________________________________
===============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              20,926,187,703
_______________________________________________________________________________
===============================================================================
Private Investment Class                                            905,542,902
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                            26,462,344
_______________________________________________________________________________
===============================================================================
Cash Management                                                   6,945,667,026
_______________________________________________________________________________
===============================================================================
Reserve Class                                                        52,843,413
_______________________________________________________________________________
===============================================================================
Resource Class                                                    1,039,073,953
_______________________________________________________________________________
===============================================================================
  Net asset value, offering and redemption price per share
    for each class                                              $          1.00
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $297,979,759
============================================================================

EXPENSES:

Advisory fees                                                     27,971,979
----------------------------------------------------------------------------
Administrative services fees                                         777,303
----------------------------------------------------------------------------
Directors' fees                                                      117,144
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,430,845
----------------------------------------------------------------------------
  Personal Investment Class                                           95,137
----------------------------------------------------------------------------
  Cash Management Class                                            3,230,880
----------------------------------------------------------------------------
  Reserve Class                                                      256,811
----------------------------------------------------------------------------
  Resource Class                                                   1,344,055
----------------------------------------------------------------------------
Transfer agent fees                                                2,729,806
----------------------------------------------------------------------------
Other                                                                 16,866
----------------------------------------------------------------------------
Filing fee refund                                                 (1,251,673)
============================================================================
    Total expenses                                                37,719,153
============================================================================
Less: Fees waived                                                (10,836,282)
----------------------------------------------------------------------------
    Net expenses                                                  26,882,871
============================================================================
Net investment income                                            271,096,888
============================================================================
Net realized gain from investment securities                         125,166
============================================================================
Net increase in net assets resulting from operations            $271,222,054
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   271,096,888    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       125,166            929,565
===============================================================================================
    Net increase in net assets resulting from operations         271,222,054        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (211,522,749)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,799,869)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (119,914)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (44,700,595)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (163,552)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,790,209)       (30,374,835)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                         (8,194,589,693)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        97,162,955       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,814,040)        18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        1,185,968,568        260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,564,590         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (507,003,941)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets                     (7,420,586,395)     2,470,739,784
===============================================================================================

NET ASSETS:

  Beginning of period                                         37,318,945,505     34,848,205,721
===============================================================================================
  End of period                                              $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $29,895,777,843    $37,316,489,404
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                   (502)              (502)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     2,581,769          2,456,603
===============================================================================================
                                                             $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $9,154,053.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $777,303 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $2,911,292 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,458,507, $69,111, $2,584,704, $1,344,055 and $219,122, respectively, after Plan fees waived by FMC of $1,682,229.

    Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $31,302 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                          SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                ------------------------------------   ------------------------------------
                                     SHARES             AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            250,584,455,669   $ 250,584,455,669    586,514,671,312   $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class         5,442,591,953       5,442,591,953     17,787,233,352      17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           48,761,425          48,761,425        135,176,893         135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class           36,861,988,352      36,861,988,352     93,169,483,414      93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       50,728,441          50,728,441        132,778,052         132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                   4,176,897,331       4,176,897,331     11,871,763,813      11,871,763,813
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 55,399,032          55,399,032        191,080,549         191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class             2,371,030           2,371,030          9,235,046           9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class               94,686              94,686            222,812             222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class               27,748,293          27,748,293         84,049,065          84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                          175,567             175,567            217,048             217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                       8,225,680           8,225,680         27,437,407          27,437,407
===========================================================================================================
Reacquired:
  Institutional Class           (258,834,444,394)   (258,834,444,394)  (584,356,082,067)   (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class        (5,347,800,028)     (5,347,800,028)   (18,277,525,187)    (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class          (52,670,151)        (52,670,151)      (117,052,267)       (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class          (35,703,768,077)    (35,703,768,077)   (92,993,504,792)    (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                      (49,339,418)        (49,339,418)       (86,885,410)        (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class                  (4,692,126,952)     (4,692,126,952)   (11,622,488,821)    (11,622,488,821)
===========================================================================================================
                                  (7,420,711,561)  $  (7,420,711,561)     2,469,810,219   $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                   PERSONAL INVESTMENT CLASS
                                ---------------------------------------------------------------
                                                                                JANUARY 4, 1999
                                SIX MONTHS                                      (DATE SALES
                                  ENDED              YEAR ENDED AUGUST 31,      COMMENCED) TO
                                FEBRUARY 28,      ---------------------------   AUGUST 31,
                                  2003             2002      2001      2000        1999
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $  1.00         $  1.00   $  1.00   $  1.00       $ 1.00
-----------------------------------------------------------------------------------------------
Net investment income               0.005            0.02      0.05      0.05         0.01
-----------------------------------------------------------------------------------------------
Less distributions from net
  investment income                (0.005)          (0.02)    (0.05)    (0.05)       (0.01)
===============================================================================================
Net asset value, end of period    $  1.00         $  1.00   $  1.00   $  1.00       $ 1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                      0.47%           1.65%     5.01%     5.60%        2.94%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                  $26,463         $30,277   $11,930   $14,179       $  994
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.66%(b)        0.61%     0.60%     0.59%        0.59%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers                0.91%(b)        0.94%     0.94%     0.94%        0.93%(c)
===============================================================================================
Ratio of net investment income
  to average net assets              0.94%(b)        1.62%     4.69%     5.54%        4.52%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $25,580,007.
(c)  Annualized.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                       SHORT-TERM INVESTMENTS CO. (STIC)

                            LIQUID ASSETS PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS
Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


LAP-SAR-2

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Private Investment Class provided competitive performance; its monthly yield was 0.98%, and its seven-day yield was 0.97%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 55-day range; at the close of the reporting period the WAM was 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Private Investment Class stood at $905.6 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                      SEVEN-DAY
                                                    MONTHLY YIELD       YIELD

Liquid Assets Portfolio                                 0.98%           0.97%
Private Investment Class

iMoneyNet Money Fund Averages--Trademark--              1.00%           0.98%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--TM--                     0.95%           0.93%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 277 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of 591 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-24.88%(a)

FINANCIAL-24.88%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.63%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 10/01/02; Cost $49,550,806)
  1.59%                                        03/17/03   $   49,919   $     49,883,724
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $173,298,406)
  1.34%                                        03/21/03      174,086        173,956,886
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $69,765,292)
  1.33%                                        03/25/03       70,000         69,938,333
---------------------------------------------------------------------------------------
  (Acquired 11/18/02; Cost $182,541,821)
  1.34%                                        03/31/03      183,450        183,245,147
---------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $10,501,295)(b)
  1.30%                                        07/16/03       10,570         10,517,708
=======================================================================================
                                                                            487,541,798
=======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.19%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $20,206,358)(b)
  1.28%                                        03/20/03       20,251         20,237,319
---------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/15/03; Cost $37,024,264)(b)
  1.30%                                        03/17/03       37,106         37,084,561
=======================================================================================
                                                                             57,321,880
=======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.59%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 01/07/03; Cost $49,758,014)
  1.31%                                        05/20/03       50,000         49,854,444
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,643,694)
  1.27%                                        05/22/03      100,000         99,710,722
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,566,083)
  1.27%                                        06/13/03      100,000         99,633,111
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $74,559,437)
  1.33%                                        06/16/03       75,000         74,703,521
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)
  (Acquired 02/18/03; Cost $33,336,175)(b)
  1.28%                                        05/20/03   $   33,442   $     33,346,876
---------------------------------------------------------------------------------------
Steamboat Funding Corp. (National Westminster
  Bank PLC-ABS Program Sponsor)(b)
  (Acquired 02/27/03; Cost $81,650,554)
  1.30%                                        03/10/03       81,683         81,656,453
---------------------------------------------------------------------------------------
  (Acquired 02/28/03; Cost $35,147,700)
  1.29%                                        03/28/03       35,183         35,148,960
---------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 10/03/02; Cost $198,400,000)
  1.60%                                        04/01/03      200,000        199,724,444
---------------------------------------------------------------------------------------
  (Acquired 07/08/02; Cost $98,522,500)
  1.97%                                        04/04/03      100,000         99,813,944
=======================================================================================
                                                                            773,592,475
=======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.50%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $28,803,283)
  1.65%                                        03/26/03       29,000         28,966,771
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $24,916,688)
  1.29%                                        04/17/03       25,000         24,957,896
---------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 01/17/03; Cost $99,786,667)
  1.28%                                        03/18/03      100,000         99,939,556
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,897,875)
  1.29%                                        03/19/03       50,000         49,967,750
---------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)
  (Acquired 02/11/03; Cost $74,843,896)(b)(c)
  1.27%                                        04/11/03       75,000         74,891,521
---------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 10/04/02; Cost $155,141,696)
  1.63%                                        03/03/03      156,192        156,177,078
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,062,000)
  1.34%                                        03/25/03      200,000        199,821,333
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,054,556)
  1.34%                                        03/26/03      200,000        199,813,889
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  (Acquired 12/05/02; Cost $99,531,556)
  1.36%                                        04/08/03   $  100,000   $     99,856,444
---------------------------------------------------------------------------------------
  (Acquired 12/05/02; Cost $99,527,778)
  1.36%                                        04/09/03      100,000         99,852,667
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $86,324,878)
  1.29%                                        06/02/03       86,757         86,467,882
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $198,938,333)
  1.30%                                        06/03/03      200,000        199,321,111
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $149,192,917)
  1.30%                                        06/05/03      150,000        149,480,000
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 12/20/02; Cost $24,916,875)(b)
  1.33%                                        03/20/03       25,000         24,982,451
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch- ABS Program Sponsor)
  1.32%                                        03/07/03      200,000        199,956,000
---------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $49,658,542)
  1.65%                                        03/27/03       50,000         49,940,417
=======================================================================================
                                                                          1,944,255,558
=======================================================================================

ASSET BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES-0.67%

Beta Finance Inc. (Citibank International
  PLC-ABS Program Sponsor)
  (Acquired 01/06/03; Cost $199,342,778)(b)
  1.30%                                        04/08/03      200,000        199,725,556
=======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-5.45%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 01/13/03; Cost $49,783,333)
  1.30%                                        05/14/03       50,000         49,866,389
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $64,724,833)
  1.27%                                        06/10/03       65,000         64,768,401
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,729,778)
  1.28%                                        06/23/03       50,000         49,797,333
---------------------------------------------------------------------------------------
  (Acquired 01/17/03; Cost $99,426,667)
  1.29%                                        06/30/03      100,000         99,566,417
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust; Series I (Ford Motor Credit
  Co.-ABS Program Sponsor)(b)
  (Acquired 12/09/02; Cost $99,523,556)
  1.34%                                        04/16/03   $  100,000   $     99,828,778
---------------------------------------------------------------------------------------
  (Acquired 12/11/02; Cost $49,748,750)
  1.52%                                        04/25/03       50,000         49,897,639
---------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $99,392,000)
  1.28%                                        07/25/03      100,000         99,480,889
---------------------------------------------------------------------------------------
  (Acquired 02/21/03, Cost $121,527,710)
  1.27%                                        08/19/03      122,300        121,562,225
---------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $99,248,389)
  1.66%                                        03/14/03      100,000         99,940,056
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $138,989,200)
  1.52%                                        04/25/03      140,000        139,674,889
---------------------------------------------------------------------------------------
  (Acquired 01/13/03; Cost $92,576,850)
  1.30%                                        05/19/03       93,000         92,734,692
---------------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 12/18/02; Cost $99,587,500)
  1.35%                                        04/07/03      100,000         99,861,250
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $24,838,514)
  1.51%                                        04/08/03       25,000         24,960,153
---------------------------------------------------------------------------------------
  (Acquired 12/09/02; Cost $49,763,639)
  1.34%                                        04/15/03       50,000         49,916,250
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $248,442,444)
  1.65%                                        04/24/03      250,000        249,451,000
---------------------------------------------------------------------------------------
  (Acquired 12/12/02; Cost $89,467,350)
  1.34%                                        05/20/03       90,000         89,732,000
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $49,749,028)
  1.30%                                        05/27/03       50,000         49,842,917
---------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,368,528)
  1.27%                                        08/04/03      100,000         99,449,667
=======================================================================================
                                                                          1,630,330,945
=======================================================================================

AGRICULTURAL PRODUCTS-0.09%

Cargill Inc.
  1.27%                                        06/20/03       25,000         24,902,104
=======================================================================================

BANKS-1.94%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.34%                                        04/01/03      100,000         99,884,611
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
BANKS-(CONTINUED)

Citicorp
  1.29%                                        04/18/03   $  200,000   $    199,656,000
---------------------------------------------------------------------------------------
Dexia Delaware LLC
  1.29%                                        03/14/03      100,000         99,953,417
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.34%                                        03/27/03       80,971         80,892,638
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/14/03      100,000         99,954,139
=======================================================================================
                                                                            580,340,805
=======================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.82%

GE Capital International Funding Inc.-Series
  A
  (Acquired 10/28/02; Cost $173,563,639)(b)
  1.66%                                        04/25/03      175,000        174,556,181
---------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.28%                                        08/06/03      100,000         99,438,222
---------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(d)
  1.42%                                        03/31/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.42%                                        04/14/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        05/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        06/04/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.35%                                        07/23/03       50,000         50,000,000
---------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate(d)
  1.41%                                        03/03/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.41%                                        04/07/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.66%                                        04/07/03       71,000         71,015,119
---------------------------------------------------------------------------------------
  1.76%                                        08/04/03       25,000         25,032,467
---------------------------------------------------------------------------------------
  1.76%                                        08/18/03       65,000         65,091,966
---------------------------------------------------------------------------------------
  1.39%                                        08/21/03      205,000        205,000,000
---------------------------------------------------------------------------------------
Morgan Stanley
  1.30%                                        05/09/03      100,000         99,750,833
---------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
  1.34%                                        03/19/03      300,000        299,799,000
=======================================================================================
                                                                          1,739,683,788
=======================================================================================
    Total Financial                                                       7,437,694,909
=======================================================================================
    Total Commercial Paper (Cost
      $7,437,694,909)                                                     7,437,694,909
_______________________________________________________________________________________
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-22.39%

Bank of New York
  1.69%                                        08/11/03   $  100,000   $     99,995,549
---------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.34%                                        03/18/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  1.35%                                        04/09/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.34%                                        04/11/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (Germany)
  1.78%                                        04/25/03       15,000         15,006,805
---------------------------------------------------------------------------------------
BNP Paribas (France)
  1.61%                                        03/03/03       50,000         50,000,028
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/13/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.79%                                        08/06/03       95,000         95,002,506
---------------------------------------------------------------------------------------
Danske Bank (Denmark)
  1.36%                                        01/28/04      150,000        149,996,579
---------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.31%                                        04/11/03      180,000        180,000,000
---------------------------------------------------------------------------------------
  1.27%                                        05/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/15/03      186,000        186,007,577
---------------------------------------------------------------------------------------
  1.30%                                        05/30/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Fifth Third Bank
  1.26%                                        08/21/03      100,000        100,000,000
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.77%                                        03/03/03       25,000         25,000,574
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.37%                                        04/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.52%                                        05/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.33%                                        05/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.32%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.34%                                        06/24/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen Girozentrale
  (Germany)
  1.28%                                        08/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  1.77%                                        04/25/03      100,000        100,046,897
---------------------------------------------------------------------------------------
M & I Bank FSB
  1.34%                                        04/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  2.02%                                        03/24/03   $   50,000   $     50,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000         50,000,000
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.70%                                        03/25/03       75,000         75,004,939
---------------------------------------------------------------------------------------
  1.51%                                        05/05/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.51%                                        03/28/03      100,000        100,000,365
---------------------------------------------------------------------------------------
  1.50%                                        05/06/03       20,000         20,001,452
---------------------------------------------------------------------------------------
Societe Generale (France)
  2.00%                                        04/10/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.30%                                        04/15/03       97,000         97,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/16/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.31%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.03%                                        03/24/03      100,000        100,000,629
---------------------------------------------------------------------------------------
  1.30%                                        05/12/03      150,000        150,000,000
---------------------------------------------------------------------------------------
  1.28%                                        07/21/03      300,000        300,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        10/08/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.25%                                        03/21/03       50,000         49,999,720
---------------------------------------------------------------------------------------
WestLB A.G. (Germany)
  1.35%                                        05/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        06/06/03      200,000        200,000,000
=======================================================================================
    Total Certificates of Deposit (Cost
      $6,693,063,620)                                                     6,693,063,620
_______________________________________________________________________________________
=======================================================================================

TIME DEPOSITS-6.46%

Bank One N.A.-Cayman
  1.31%                                        03/03/03      136,748        136,747,906
---------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
  1.35%                                        03/03/03      500,000        500,000,000
---------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.31%                                        03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Dexia Banque Belgique-Cayman (Belgium)
  1.35%                                        03/03/03      294,000        294,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
TIME DEPOSITS-(CONTINUED)

M&I Marshall & Isley Bank-Cayman
  1.31%                                        03/03/03   $  300,000   $    300,000,000
---------------------------------------------------------------------------------------
State Street Bank-Cayman
  1.35%                                        03/03/03      300,000        300,000,000
---------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.31%                                        03/03/03      300,000        300,000,000
=======================================================================================
    Total Time Deposits (Cost $1,930,747,906)                             1,930,747,906
_______________________________________________________________________________________
=======================================================================================

PROMISSORY NOTES-5.45%

Goldman Sachs Group, Inc. (The)(b)
  (Acquired 03/21/02; Cost $200,000,000)
  1.55%(d)                                     03/21/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 11/27/02; Cost $200,000,000)
  1.47%                                        03/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/10/02; Cost $250,000,000)
  1.47%(d)                                     05/08/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/13/02; Cost $230,000,000)
  1.48%(d)                                     06/11/03      230,000        230,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/16/02; Cost $100,000,000)
  1.48%(d)                                     06/23/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  (Acquired 01/27/03; Cost $400,000,000)
  1.47%(d)                                     07/25/03      400,000        400,000,000
---------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $250,000,000)
  1.46%(d)                                     08/04/03      250,000        250,000,000
=======================================================================================
    Total Promissory Notes (Cost
      $1,630,000,000)                                                     1,630,000,000
_______________________________________________________________________________________
=======================================================================================

MASTER NOTE AGREEMENTS-5.03%(e)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(f)                                     08/18/03      440,000        440,000,000
---------------------------------------------------------------------------------------
  1.41%(g)                                          --       350,000        350,000,000
---------------------------------------------------------------------------------------
Morgan Stanley(h)
  1.38%                                        03/17/03      715,000        715,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $1,505,000,000)                                                     1,505,000,000
_______________________________________________________________________________________
=======================================================================================

VARIABLE RATE DEMAND NOTES-4.99%

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project); IDR
  1.32%(i)(j)(k)                               02/01/23       12,000         12,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

INSURED-2.29%(c)(i)(l)

Alaska (State of) Housing Finance Corp.;
  Series B RB
  1.32%                                        12/01/36   $   10,000   $     10,000,000
---------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  Series A, 1.35%                              05/15/17       16,895         16,895,000
---------------------------------------------------------------------------------------
  Series B, 1.35%                              05/15/25       23,900         23,900,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Health Care Series B IDR
  1.44%                                        01/01/28        5,900          5,900,000
---------------------------------------------------------------------------------------
California Housing Finance Agency; RB
  Series M, 1.28%                              08/01/19       13,950         13,950,000
---------------------------------------------------------------------------------------
  Series M, 1.28%                              08/01/23       28,530         28,530,000
---------------------------------------------------------------------------------------
  Series T, 1.31%                              08/01/29       13,680         13,680,000
---------------------------------------------------------------------------------------
  Series K, 1.28%                              08/01/31       23,785         23,785,000
---------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  Series F-2, 1.34%                            11/15/16       52,950         52,950,000
---------------------------------------------------------------------------------------
  Series A-5, 1.35%                            05/15/33       20,000         20,000,000
---------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.30%                                        01/01/34       31,900         31,900,000
---------------------------------------------------------------------------------------
  1.30%                                        01/01/45       60,425         60,425,000
---------------------------------------------------------------------------------------
  1.35%                                        01/01/47       39,520         39,520,000
---------------------------------------------------------------------------------------
Illinois Student Assistance Commission;
  Student Loan RB
  Series B, 1.32%                              09/01/32       10,870         10,870,000
---------------------------------------------------------------------------------------
  Series B-I, 1.32%                            09/01/34        5,100          5,100,000
---------------------------------------------------------------------------------------
  Series B-III, 1.32%                          09/01/34        3,350          3,350,000
---------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.32%                                        09/01/36       25,000         25,000,000
---------------------------------------------------------------------------------------
  1.32%                                        08/01/37      200,000        200,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C RB
  1.32%                                        12/01/20       32,650         32,650,000
---------------------------------------------------------------------------------------
New Orleans (City of); Pension Series 2000 RB
  1.35%                                        09/01/30       32,160         32,160,000
---------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.44%                                        02/01/26       10,235         10,235,000
---------------------------------------------------------------------------------------
Rhode Island (State of) Student Loan
  Authority; Series 4 RB
  1.35%                                        12/01/34       23,000         23,000,000
=======================================================================================
                                                                            683,800,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.66%(i)(m)

Advocare of South Carolina; Series 1997 B
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34% (l)                                    06/01/17   $    6,300   $      6,300,000
---------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes
  (LOC-Bank of America N.A.)
  1.40%(l)                                     05/01/31       11,000         11,000,000
---------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.39% (l)                                    02/01/15       48,185         48,185,000
---------------------------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village Inc.
  Project); Series B RB (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     01/01/29        1,140          1,140,000
---------------------------------------------------------------------------------------
Barrington Development Funding LLC; Notes
  (LOC-Bank One N.A.)
  1.34%(l)                                     12/01/32       15,000         15,000,000
---------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     07/01/08       91,030         91,030,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  RB (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/12        3,535          3,535,000
---------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.30%(d)                                     02/15/27       10,300         10,300,000
---------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I PCR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     12/01/36       62,920         62,920,000
---------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     09/01/19       18,400         18,400,000
---------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       11,244         11,244,000
---------------------------------------------------------------------------------------
  1.35%(l)                                     09/01/20       15,398         15,398,000
---------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     09/01/34        9,000          9,000,000
---------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       15,300         15,300,000
---------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     09/01/12        9,815          9,815,000
---------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     08/13/16       10,735         10,735,000
---------------------------------------------------------------------------------------
Georgia Municipal Gas Authority (Gas
  Portfolio III Project); Series A RB
  (LOC-Wachovia Bank N.A., Bayerische
  Landesbank, Bank One Kentucky N.A.)
  1.37%(l)                                     02/01/15       16,250         16,250,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     11/01/18   $   25,000   $     25,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan Series B RB
  (LOC-Bank One Chicago N.A.)
  1.32%(l)                                     09/01/31        7,700          7,700,000
---------------------------------------------------------------------------------------
JPV Capital LLC; Notes (LOC-Standard Federal
  Bank)
  1.44%(l)                                     12/01/39        1,670          1,670,000
---------------------------------------------------------------------------------------
La Mirada (City of) California Industrial
  Development Authority (Rykoff-Sexton, Inc.
  Project); IDR (LOC-Bank One N.A.)
  1.35%(l)                                     12/01/26        5,200          5,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Bouras Industries); Series C RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     11/01/13        2,525          2,525,000
---------------------------------------------------------------------------------------
Liberty (County of) Industrial Authority
  (Hugo Boss Inc. Project); RB (LOC-Wachovia
  Bank N.A.)
  1.44%(l)                                     01/01/18        5,300          5,300,000
---------------------------------------------------------------------------------------
Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.35%(l)                                     06/01/36      115,000        115,000,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     05/01/17       40,000         40,000,000
---------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.30%(d)                                     08/01/31       18,540         18,540,000
---------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.33%(l)                                     06/01/33        8,400          8,400,000
---------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  1.35%(l)                                     06/01/27        6,000          6,000,000
---------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.44%(l)                                     01/15/15        3,715          3,715,000
---------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project
  (Old Manchester); Series B RB (LOC-Wachovia
  Bank N.A.)
  1.45%(j)                                     12/01/25        1,590          1,590,000
---------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)
  1.33%(l)                                     12/01/22        5,000          5,000,000
---------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 A RB (LOC-Wachovia Bank N.A.)
  1.34%(j)                                     05/01/14        7,800          7,800,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Roman Catholic Diocese of Raleigh; Series A
  RB
  (LOC-Bank of America N.A.)
  1.39%(l)                                     06/01/18   $    7,500   $      7,500,000
---------------------------------------------------------------------------------------
S&L Capital LLC; Notes (LOC-Comerica Bank)
  1.39%(j)                                     11/04/42        6,075          6,075,000
---------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB
  (LOC-Bank of New York)
  Series G, 1.40%(l)                           08/01/29        8,000          8,000,000
---------------------------------------------------------------------------------------
  Series H, 1.35%(l)                           08/01/29       17,600         17,600,000
---------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)
  1.44%(l)                                     10/01/46        6,750          6,750,000
---------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     11/01/52       10,000         10,000,000
---------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     10/01/23        3,590          3,590,000
---------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     08/01/19           60             60,000
---------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)
  1.35%(l)                                     06/01/30       29,330         29,330,000
---------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR
  (LOC-Bank One Chicago N.A.)
  1.35%(l)                                     10/01/27       34,400         34,400,000
---------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     07/01/26       48,630         48,630,000
---------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/17        6,900          6,900,000
---------------------------------------------------------------------------------------
Winder-Barrow (County of) Development
  Authority (Rooker Barrow Project); IDR
  (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     01/01/23        8,000          8,000,000
=======================================================================================
                                                                            795,827,000
=======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,491,627,000)                                                     1,491,627,000
_______________________________________________________________________________________
=======================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-4.28%

FEDERAL FARM CREDIT BANK-0.25%

Bonds,
  1.80%                                        09/03/03       75,000         75,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-2.40%

Unsec. Bonds,
  2.50%                                        11/14/03   $   61,800   $     62,071,204
---------------------------------------------------------------------------------------
  1.60%                                        12/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        12/08/03        6,200          6,200,000
---------------------------------------------------------------------------------------
  1.57%                                        02/09/04       30,000         30,000,000
---------------------------------------------------------------------------------------
  1.55%                                        02/10/04      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.39%                                        03/12/04      155,000        155,000,000
---------------------------------------------------------------------------------------
  1.45%                                        03/22/04      165,000        165,000,000
=======================================================================================
                                                                            718,271,204
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.34%

Unsec. Notes,
  3.25%                                        01/15/04      100,000        101,481,120
=======================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.09%

Disc. Notes,
  1.23%(a)                                     09/30/03      250,000        248,180,625
---------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03       75,000         76,831,304
=======================================================================================
                                                                            325,011,929
=======================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.20%

Floating Rate Notes,
  1.38%(i)(l)                                  01/15/09       60,726         60,726,000
=======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,280,490,253)                                               1,280,490,253
_______________________________________________________________________________________
=======================================================================================

ASSET BACKED NOTES-2.72%

COMMERCIAL, LOANS & LEASES-0.04%

Caterpillar Financial Asset Trust-Series
  2002-A, Class A1
  1.82%                                        07/25/03       13,284         13,283,889
=======================================================================================

CONSUMER RECEIVABLES-0.45%

Honda Asset Receivables Owner Trust-Series
  2002-3, Class A1
  1.82%                                        08/18/03       17,348         17,347,618
---------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust-Series 2002-A,
  Class A1
  1.81%                                        10/15/03       61,079         61,079,383
---------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series
  2002-C, Class A1
  1.70%                                        09/08/03       55,544         55,543,587
=======================================================================================
                                                                            133,970,588
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FULLY BACKED-0.34%(c)

Capital One Auto Finance Trust-Series 2002-B,
  Class A1
  1.76%                                        09/15/03   $   17,631   $     17,630,701
---------------------------------------------------------------------------------------
Drive Auto Receivables Trust-Series 2002-1,
  Class A1
  1.88%(aj)                                    07/15/03        1,138          1,137,602
---------------------------------------------------------------------------------------
Household Automotive Trust-Series 2002-2,
  Class A1
  1.77%                                        09/17/03       30,412         30,411,861
---------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust-Series 2002-D,
  Class A1
  1.74%                                        10/15/03       14,231         14,231,136
---------------------------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2002-KS5, Class AIB1
  1.73%                                        08/25/03       11,896         11,895,828
---------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust-Series
  2002-A, Class A1
  1.72%                                        09/12/03       26,922         26,921,625
=======================================================================================
                                                                            102,228,753
=======================================================================================

STRUCTURED INVESTMENT VEHICLES-1.76%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $25,000,000)
  1.39%                                        10/07/03       25,000         25,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/02/02; Cost $50,000,000)
  1.39%                                        10/07/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.38%                                        10/16/03      100,000         99,996,863
---------------------------------------------------------------------------------------
Granite Mortgages PLC-Series 2003-1, Class
  1A1
  1.33%                                        01/20/04      100,000        100,000,000
---------------------------------------------------------------------------------------
Holmes Financing PLC-Series 6, Class 1A
  1.34%                                        10/15/03      145,000        145,000,000
---------------------------------------------------------------------------------------
Permanent Financing PLC-Series 2, Class 1A
  (Halifax PLC-ABS Program Sponsor)
  1.30%                                        03/10/04      105,000        105,000,000
=======================================================================================
                                                                            524,996,863
=======================================================================================

TRADE RECEIVABLES-0.13%

World Omni Auto Receivables Trust-Series
  2002-A, Class A1
  1.30%                                        03/15/04       40,000         40,000,000
=======================================================================================
    Total Asset Backed Notes (Cost
      $814,480,093)                                                         814,480,093
_______________________________________________________________________________________
=======================================================================================

MEDIUM TERM NOTES-2.31%

General Electric Capital Corp.-Series A
  7.50%                                        06/05/03       51,025         51,811,011
---------------------------------------------------------------------------------------
  1.51%(d)                                     10/22/03       40,000         40,027,050
---------------------------------------------------------------------------------------
  1.37%(j)                                     11/07/03      332,900        332,900,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley(n)
  1.60%                                        03/13/03   $   22,500   $     22,501,675
---------------------------------------------------------------------------------------
  1.55%                                        05/05/03       92,000         92,036,143
---------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(n)
  1.47%                                        06/18/03      150,000        150,040,344
=======================================================================================
    Total Medium Term Notes (Cost
      $689,316,223)                                                         689,316,223
_______________________________________________________________________________________
=======================================================================================

BANK NOTES-1.41%

Bank One N.A.
  1.73%                                        05/27/03       50,000         50,029,883
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.65%                                        04/29/03      100,000        100,000,000
---------------------------------------------------------------------------------------
U.S. Bank N.A.-North Dakota
  1.26%(j)                                     04/30/03      120,000        119,990,982
---------------------------------------------------------------------------------------
  1.30%                                        05/08/03      150,000        150,000,000
=======================================================================================
    Total Bank Notes (Cost $420,020,865)                                    420,020,865
_______________________________________________________________________________________
=======================================================================================

PUTTABLE RESET NOTES-0.51%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)
  4.49%(b)                                     02/22/04      100,000        103,150,794
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%                                        06/01/03       50,000         50,288,165
=======================================================================================
    Total Puttable Reset Notes (Cost
      $153,438,959)                                                         153,438,959
_______________________________________________________________________________________
=======================================================================================

BANKERS' ACCEPTANCES-0.43%(a)

Wachovia Bank, N.A.
  1.58%                                        03/27/03       50,000         49,942,944
---------------------------------------------------------------------------------------
  1.58%                                        04/02/03       10,000          9,985,956
---------------------------------------------------------------------------------------
  1.60%                                        04/09/03       30,000         29,948,000
---------------------------------------------------------------------------------------
  1.26%                                        08/14/03       40,000         39,767,600
=======================================================================================
    Total Bankers' Acceptances (Cost
      $129,644,500)                                                         129,644,500
_______________________________________________________________________________________
=======================================================================================

U.S. TREASURY NOTES-0.34%

3.00% (Cost $101,586,382)                      01/31/04      100,000        101,586,382
=======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,277,110,710)                                  24,277,110,710
_______________________________________________________________________________________
=======================================================================================

REPURCHASE AGREEMENTS-19.79%(o)

ABN AMRO Inc.-New York Branch (Netherlands)
  1.37%(p)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(q)                                     03/03/03   $  255,000   $    255,000,000
---------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(r)                                     03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(s)                                          --       100,000        100,000,000
---------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(t)                                     03/03/03      467,820        467,819,546
---------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(u)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.35%(v)                                     03/03/03      350,000        350,000,000
---------------------------------------------------------------------------------------
  1.37%(w)                                     03/03/03      475,235        475,234,855
---------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.38%(x)                                     03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.40%(y)                                     03/03/03       50,000         50,000,000
---------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.37%(z)                                     03/03/03       80,000         80,000,000
---------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(aa)                                    03/03/03      470,000        470,000,000
---------------------------------------------------------------------------------------
  1.38%(ab)                                    03/03/03       25,000         25,000,000
---------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.38%(ac)                                    03/03/03      545,000        545,000,000
---------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(ad)                                    03/03/03      608,480        608,479,967
---------------------------------------------------------------------------------------
  1.38%(ae)                                    03/03/03       10,072         10,072,475
---------------------------------------------------------------------------------------
  1.38%(af)                                    03/03/03      970,000        970,000,000
---------------------------------------------------------------------------------------
  1.40%(ag)                                    03/03/03      400,000        400,000,000
---------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(ah)                                    03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.41%(ai)                                    09/03/02      200,000        200,000,000
=======================================================================================
    Total Repurchase Agreements (Cost
      $5,916,606,843)                                                     5,916,606,843
_______________________________________________________________________________________
=======================================================================================
TOTAL INVESTMENTS (Cost
  $30,193,717,553)(ak)-100.99%                                           30,193,717,553
_______________________________________________________________________________________
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.99)%                                      (295,358,443)
_______________________________________________________________________________________
=======================================================================================
NET ASSETS-100.00%                                                     $ 29,898,359,110
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $6,975,516,050, which represented 23.33% of the Fund's net assets. Of these securities, 5.45% of the Fund's net assets are considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(d) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(k) Principal and interest payments are guaranteed by the corporate guarantor.
(l) Interest rates are redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,516,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,458. Collateralized by $94,031,000 U.S. Government obligations, 0% to 8.95% due 03/06/03 to 02/12/18 with a market value at 02/28/03 of
    $102,000,662.
(s) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U. S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.

(t) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(u) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Government obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(v) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,375. Collateralized by $322,533,000 U.S. Government obligations, 2.75% to 8.75% due 10/31/03 to 08/15/23 with a market value at 02/28/03 of
    $357,000,621.
(w) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(x) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $487,720,564 U.S. Government obligations, 4.50% to 8.00% due 04/01/05 to 03/01/33 with an aggregate market value at 02/28/03 of $510,002,306.
(y) Repurchase agreement entered into 02/28/03 with a maturing value of $50,005,833. Collateralized by $48,762,407 U.S. Government obligations, 4.50% to 6.50% due 02/01/18 to 08/01/32 with a market value at 02/28/03 of
    $51,000,431.
(z) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,083. Collateralized by $487,519,542 U.S. Government obligations and cash pledge, 5.00% to 9.00% due 10/01/03 to 02/01/33 with an aggregate market value at 02/28/03 of $510,103,974.
(aa)Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(ab)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $486,451,505 U.S. Government obligations, 3.36% to 8.00% due 09/01/08 to 02/01/33 with an aggregate market value at 02/28/03 of $510,001,977.
(ac)Joint repurchase agreement entered into 02/28/03 with a maturing value of $575,066,125. Collateralized by $646,373,958 U.S. Government obligations, 0% to 6.78% due 10/15/06 to 03/01/33 with an aggregate market value at 02/28/03 of $589,067,027.
(ad)Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Government obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(ae)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(af)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $973,782,542 U.S. Government obligations, 5.00% to 11.00% due 01/01/16 to 02/01/33 with an aggregate market value at 02/28/03 of $1,020,000,160.
(ag)Repurchase agreement entered into 02/28/03 with a maturing value of $400,046,667. Collateralized by $387,254,439 U.S. Government obligations, 5.00% to 8.00% due 04/01/08 to 02/01/33 with a market value at 02/28/03 of
    $408,003,144.
(ah)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $496,643,560 U.S. Government obligations, 0% to 7.16% due 03/06/03 to 03/01/33 with an aggregate market value at 02/28/03 of $510,000,593.
(ai)Repurchase agreement entered into 02/28/03 with a maturing value of $200,023,500. Collateralized by $404,074,594 corporate obligations, 0% to 6.39% due 03/07/03 to 07/11/43 with a market value at 02/28/03 of
    $210,000,001.
(aj)Security considered to be illiquid and the market value represents less than 0.00% of the Fund's net assets.
(ak)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                              $24,277,110,710
-------------------------------------------------------------------------------
Repurchase agreements                                             5,916,606,843
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      859,030
-------------------------------------------------------------------------------
  Interest                                                           44,906,884
-------------------------------------------------------------------------------
Investment for deferred compensation plan                               262,238
-------------------------------------------------------------------------------
Other assets                                                            166,485
===============================================================================
    Total assets                                                 30,239,912,190
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                             303,600,000
-------------------------------------------------------------------------------
  Dividends                                                          32,715,878
-------------------------------------------------------------------------------
  Deferred compensation plan                                            262,238
-------------------------------------------------------------------------------
Accrued advisory fees                                                 2,297,688
-------------------------------------------------------------------------------
Accrued distribution fees                                               874,647
-------------------------------------------------------------------------------
Accrued directors' fees                                                  30,833
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             534,560
-------------------------------------------------------------------------------
Accrued operating expenses                                            1,237,236
===============================================================================
    Total liabilities                                               341,553,080
===============================================================================
Net assets applicable to shares outstanding                     $29,898,359,110
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Institutional Class                                             $20,928,208,333
_______________________________________________________________________________
===============================================================================
Private Investment Class                                        $   905,623,253
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                       $    26,463,465
_______________________________________________________________________________
===============================================================================
Cash Management Class                                           $ 6,946,064,180
_______________________________________________________________________________
===============================================================================
Reserve Class                                                   $    52,843,782
_______________________________________________________________________________
===============================================================================
Resource Class                                                  $ 1,039,156,097
_______________________________________________________________________________
===============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              20,926,187,703
_______________________________________________________________________________
===============================================================================
Private Investment Class                                            905,542,902
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                            26,462,344
_______________________________________________________________________________
===============================================================================
Cash Management                                                   6,945,667,026
_______________________________________________________________________________
===============================================================================
Reserve Class                                                        52,843,413
_______________________________________________________________________________
===============================================================================
Resource Class                                                    1,039,073,953
_______________________________________________________________________________
===============================================================================
  Net asset value, offering and redemption price per share
    for each class                                              $          1.00
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $297,979,759
============================================================================

EXPENSES:

Advisory fees                                                     27,971,979
----------------------------------------------------------------------------
Administrative services fees                                         777,303
----------------------------------------------------------------------------
Directors' fees                                                      117,144
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,430,845
----------------------------------------------------------------------------
  Personal Investment Class                                           95,137
----------------------------------------------------------------------------
  Cash Management Class                                            3,230,880
----------------------------------------------------------------------------
  Reserve Class                                                      256,811
----------------------------------------------------------------------------
  Resource Class                                                   1,344,055
----------------------------------------------------------------------------
Transfer agent fees                                                2,729,806
----------------------------------------------------------------------------
Other                                                                 16,866
----------------------------------------------------------------------------
Filing fee refund                                                 (1,251,673)
============================================================================
    Total expenses                                                37,719,153
============================================================================
Less: Fees waived                                                (10,836,282)
----------------------------------------------------------------------------
    Net expenses                                                  26,882,871
============================================================================
Net investment income                                            271,096,888
============================================================================
Net realized gain from investment securities                         125,166
============================================================================
Net increase in net assets resulting from operations            $271,222,054
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   271,096,888    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       125,166            929,565
===============================================================================================
    Net increase in net assets resulting from operations         271,222,054        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (211,522,749)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,799,869)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (119,914)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (44,700,595)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (163,552)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,790,209)       (30,374,835)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                         (8,194,589,693)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        97,162,955       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,814,040)        18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        1,185,968,568        260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,564,590         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (507,003,941)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets                     (7,420,586,395)     2,470,739,784
===============================================================================================

NET ASSETS:

  Beginning of period                                         37,318,945,505     34,848,205,721
===============================================================================================
  End of period                                              $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $29,895,777,843    $37,316,489,404
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                   (502)              (502)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     2,581,769          2,456,603
===============================================================================================
                                                             $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $9,154,053.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $777,303 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $2,911,292 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,458,507, $69,111, $2,584,704, $1,344,055 and $219,122, respectively, after Plan fees waived by FMC of $1,682,229.

    Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $31,302 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                          SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                ------------------------------------   ------------------------------------
                                     SHARES             AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            250,584,455,669   $ 250,584,455,669    586,514,671,312   $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class         5,442,591,953       5,442,591,953     17,787,233,352      17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           48,761,425          48,761,425        135,176,893         135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class           36,861,988,352      36,861,988,352     93,169,483,414      93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       50,728,441          50,728,441        132,778,052         132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                   4,176,897,331       4,176,897,331     11,871,763,813      11,871,763,813
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 55,399,032          55,399,032        191,080,549         191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class             2,371,030           2,371,030          9,235,046           9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class               94,686              94,686            222,812             222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class               27,748,293          27,748,293         84,049,065          84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                          175,567             175,567            217,048             217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                       8,225,680           8,225,680         27,437,407          27,437,407
===========================================================================================================
Reacquired:
  Institutional Class           (258,834,444,394)   (258,834,444,394)  (584,356,082,067)   (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class        (5,347,800,028)     (5,347,800,028)   (18,277,525,187)    (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class          (52,670,151)        (52,670,151)      (117,052,267)       (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class          (35,703,768,077)    (35,703,768,077)   (92,993,504,792)    (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                      (49,339,418)        (49,339,418)       (86,885,410)        (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class                  (4,692,126,952)     (4,692,126,952)   (11,622,488,821)    (11,622,488,821)
===========================================================================================================
                                  (7,420,711,561)  $  (7,420,711,561)     2,469,810,219   $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                    PRIVATE INVESTMENT CLASS
                            ------------------------------------------------------------------------
                            SIX MONTHS
                              ENDED                           YEAR ENDED AUGUST 31,
                            FEBRUARY 28,      ------------------------------------------------------
                               2003             2002        2001        2000       1999       1998
----------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $   1.00        $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
----------------------------------------------------------------------------------------------------
Net investment income             0.01            0.02         0.05       0.06       0.05       0.05
----------------------------------------------------------------------------------------------------
Less distributions from
  net investment income          (0.01)          (0.02)       (0.05)     (0.06)     (0.05)     (0.05)
====================================================================================================
Net asset value, end of
  period                      $   1.00        $   1.00   $     1.00   $   1.00   $   1.00   $   1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                   0.59%           1.85%        5.22%      5.81%      4.85%      5.43%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $905,623        $808,457   $1,289,479   $952,177   $266,031   $ 70,058
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                0.41%(b)        0.41%        0.40%      0.39%      0.39%      0.38%
----------------------------------------------------------------------------------------------------
  Without fee waivers             0.66%(b)        0.69%        0.69%      0.69%      0.68%      0.68%
====================================================================================================
Ratio of net investment
  income to average net
  assets                          1.18%(b)        1.82%        4.89%      5.74%      4.72%      5.29%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $980,396,025.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                        SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                                  RESERVE CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS
Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-SAR-6

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Reserve Class provided monthly yield of 0.41%, and its seven-day yield was 0.40%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 55-day range; at the close of the reporting period the WAM was 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Reserve Class stood at $52.8 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-24.88%(a)

FINANCIAL-24.88%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.63%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 10/01/02; Cost $49,550,806)
  1.59%                                        03/17/03   $   49,919   $     49,883,724
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $173,298,406)
  1.34%                                        03/21/03      174,086        173,956,886
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $69,765,292)
  1.33%                                        03/25/03       70,000         69,938,333
---------------------------------------------------------------------------------------
  (Acquired 11/18/02; Cost $182,541,821)
  1.34%                                        03/31/03      183,450        183,245,147
---------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $10,501,295)(b)
  1.30%                                        07/16/03       10,570         10,517,708
=======================================================================================
                                                                            487,541,798
=======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.19%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $20,206,358)(b)
  1.28%                                        03/20/03       20,251         20,237,319
---------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/15/03; Cost $37,024,264)(b)
  1.30%                                        03/17/03       37,106         37,084,561
=======================================================================================
                                                                             57,321,880
=======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.59%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 01/07/03; Cost $49,758,014)
  1.31%                                        05/20/03       50,000         49,854,444
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,643,694)
  1.27%                                        05/22/03      100,000         99,710,722
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,566,083)
  1.27%                                        06/13/03      100,000         99,633,111
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $74,559,437)
  1.33%                                        06/16/03       75,000         74,703,521
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)
  (Acquired 02/18/03; Cost $33,336,175)(b)
  1.28%                                        05/20/03   $   33,442   $     33,346,876
---------------------------------------------------------------------------------------
Steamboat Funding Corp. (National Westminster
  Bank PLC-ABS Program Sponsor)(b)
  (Acquired 02/27/03; Cost $81,650,554)
  1.30%                                        03/10/03       81,683         81,656,453
---------------------------------------------------------------------------------------
  (Acquired 02/28/03; Cost $35,147,700)
  1.29%                                        03/28/03       35,183         35,148,960
---------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 10/03/02; Cost $198,400,000)
  1.60%                                        04/01/03      200,000        199,724,444
---------------------------------------------------------------------------------------
  (Acquired 07/08/02; Cost $98,522,500)
  1.97%                                        04/04/03      100,000         99,813,944
=======================================================================================
                                                                            773,592,475
=======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.50%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $28,803,283)
  1.65%                                        03/26/03       29,000         28,966,771
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $24,916,688)
  1.29%                                        04/17/03       25,000         24,957,896
---------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 01/17/03; Cost $99,786,667)
  1.28%                                        03/18/03      100,000         99,939,556
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,897,875)
  1.29%                                        03/19/03       50,000         49,967,750
---------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)
  (Acquired 02/11/03; Cost $74,843,896)(b)(c)
  1.27%                                        04/11/03       75,000         74,891,521
---------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 10/04/02; Cost $155,141,696)
  1.63%                                        03/03/03      156,192        156,177,078
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,062,000)
  1.34%                                        03/25/03      200,000        199,821,333
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,054,556)
  1.34%                                        03/26/03      200,000        199,813,889
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  (Acquired 12/05/02; Cost $99,531,556)
  1.36%                                        04/08/03   $  100,000   $     99,856,444
---------------------------------------------------------------------------------------
  (Acquired 12/05/02; Cost $99,527,778)
  1.36%                                        04/09/03      100,000         99,852,667
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $86,324,878)
  1.29%                                        06/02/03       86,757         86,467,882
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $198,938,333)
  1.30%                                        06/03/03      200,000        199,321,111
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $149,192,917)
  1.30%                                        06/05/03      150,000        149,480,000
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 12/20/02; Cost $24,916,875)(b)
  1.33%                                        03/20/03       25,000         24,982,451
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch- ABS Program Sponsor)
  1.32%                                        03/07/03      200,000        199,956,000
---------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $49,658,542)
  1.65%                                        03/27/03       50,000         49,940,417
=======================================================================================
                                                                          1,944,255,558
=======================================================================================

ASSET BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES-0.67%

Beta Finance Inc. (Citibank International
  PLC-ABS Program Sponsor)
  (Acquired 01/06/03; Cost $199,342,778)(b)
  1.30%                                        04/08/03      200,000        199,725,556
=======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-5.45%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 01/13/03; Cost $49,783,333)
  1.30%                                        05/14/03       50,000         49,866,389
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $64,724,833)
  1.27%                                        06/10/03       65,000         64,768,401
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,729,778)
  1.28%                                        06/23/03       50,000         49,797,333
---------------------------------------------------------------------------------------
  (Acquired 01/17/03; Cost $99,426,667)
  1.29%                                        06/30/03      100,000         99,566,417
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust; Series I (Ford Motor Credit
  Co.-ABS Program Sponsor)(b)
  (Acquired 12/09/02; Cost $99,523,556)
  1.34%                                        04/16/03   $  100,000   $     99,828,778
---------------------------------------------------------------------------------------
  (Acquired 12/11/02; Cost $49,748,750)
  1.52%                                        04/25/03       50,000         49,897,639
---------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $99,392,000)
  1.28%                                        07/25/03      100,000         99,480,889
---------------------------------------------------------------------------------------
  (Acquired 02/21/03, Cost $121,527,710)
  1.27%                                        08/19/03      122,300        121,562,225
---------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $99,248,389)
  1.66%                                        03/14/03      100,000         99,940,056
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $138,989,200)
  1.52%                                        04/25/03      140,000        139,674,889
---------------------------------------------------------------------------------------
  (Acquired 01/13/03; Cost $92,576,850)
  1.30%                                        05/19/03       93,000         92,734,692
---------------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 12/18/02; Cost $99,587,500)
  1.35%                                        04/07/03      100,000         99,861,250
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $24,838,514)
  1.51%                                        04/08/03       25,000         24,960,153
---------------------------------------------------------------------------------------
  (Acquired 12/09/02; Cost $49,763,639)
  1.34%                                        04/15/03       50,000         49,916,250
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $248,442,444)
  1.65%                                        04/24/03      250,000        249,451,000
---------------------------------------------------------------------------------------
  (Acquired 12/12/02; Cost $89,467,350)
  1.34%                                        05/20/03       90,000         89,732,000
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $49,749,028)
  1.30%                                        05/27/03       50,000         49,842,917
---------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,368,528)
  1.27%                                        08/04/03      100,000         99,449,667
=======================================================================================
                                                                          1,630,330,945
=======================================================================================

AGRICULTURAL PRODUCTS-0.09%

Cargill Inc.
  1.27%                                        06/20/03       25,000         24,902,104
=======================================================================================

BANKS-1.94%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.34%                                        04/01/03      100,000         99,884,611
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
BANKS-(CONTINUED)

Citicorp
  1.29%                                        04/18/03   $  200,000   $    199,656,000
---------------------------------------------------------------------------------------
Dexia Delaware LLC
  1.29%                                        03/14/03      100,000         99,953,417
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.34%                                        03/27/03       80,971         80,892,638
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/14/03      100,000         99,954,139
=======================================================================================
                                                                            580,340,805
=======================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.82%

GE Capital International Funding Inc.-Series
  A
  (Acquired 10/28/02; Cost $173,563,639)(b)
  1.66%                                        04/25/03      175,000        174,556,181
---------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.28%                                        08/06/03      100,000         99,438,222
---------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(d)
  1.42%                                        03/31/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.42%                                        04/14/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        05/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        06/04/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.35%                                        07/23/03       50,000         50,000,000
---------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate(d)
  1.41%                                        03/03/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.41%                                        04/07/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.66%                                        04/07/03       71,000         71,015,119
---------------------------------------------------------------------------------------
  1.76%                                        08/04/03       25,000         25,032,467
---------------------------------------------------------------------------------------
  1.76%                                        08/18/03       65,000         65,091,966
---------------------------------------------------------------------------------------
  1.39%                                        08/21/03      205,000        205,000,000
---------------------------------------------------------------------------------------
Morgan Stanley
  1.30%                                        05/09/03      100,000         99,750,833
---------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
  1.34%                                        03/19/03      300,000        299,799,000
=======================================================================================
                                                                          1,739,683,788
=======================================================================================
    Total Financial                                                       7,437,694,909
=======================================================================================
    Total Commercial Paper (Cost
      $7,437,694,909)                                                     7,437,694,909
_______________________________________________________________________________________
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-22.39%

Bank of New York
  1.69%                                        08/11/03   $  100,000   $     99,995,549
---------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.34%                                        03/18/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  1.35%                                        04/09/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.34%                                        04/11/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (Germany)
  1.78%                                        04/25/03       15,000         15,006,805
---------------------------------------------------------------------------------------
BNP Paribas (France)
  1.61%                                        03/03/03       50,000         50,000,028
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/13/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.79%                                        08/06/03       95,000         95,002,506
---------------------------------------------------------------------------------------
Danske Bank (Denmark)
  1.36%                                        01/28/04      150,000        149,996,579
---------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.31%                                        04/11/03      180,000        180,000,000
---------------------------------------------------------------------------------------
  1.27%                                        05/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/15/03      186,000        186,007,577
---------------------------------------------------------------------------------------
  1.30%                                        05/30/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Fifth Third Bank
  1.26%                                        08/21/03      100,000        100,000,000
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.77%                                        03/03/03       25,000         25,000,574
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.37%                                        04/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.52%                                        05/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.33%                                        05/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.32%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.34%                                        06/24/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen Girozentrale
  (Germany)
  1.28%                                        08/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  1.77%                                        04/25/03      100,000        100,046,897
---------------------------------------------------------------------------------------
M & I Bank FSB
  1.34%                                        04/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  2.02%                                        03/24/03   $   50,000   $     50,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000         50,000,000
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.70%                                        03/25/03       75,000         75,004,939
---------------------------------------------------------------------------------------
  1.51%                                        05/05/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.51%                                        03/28/03      100,000        100,000,365
---------------------------------------------------------------------------------------
  1.50%                                        05/06/03       20,000         20,001,452
---------------------------------------------------------------------------------------
Societe Generale (France)
  2.00%                                        04/10/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.30%                                        04/15/03       97,000         97,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/16/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.31%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.03%                                        03/24/03      100,000        100,000,629
---------------------------------------------------------------------------------------
  1.30%                                        05/12/03      150,000        150,000,000
---------------------------------------------------------------------------------------
  1.28%                                        07/21/03      300,000        300,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        10/08/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.25%                                        03/21/03       50,000         49,999,720
---------------------------------------------------------------------------------------
WestLB A.G. (Germany)
  1.35%                                        05/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        06/06/03      200,000        200,000,000
=======================================================================================
    Total Certificates of Deposit (Cost
      $6,693,063,620)                                                     6,693,063,620
_______________________________________________________________________________________
=======================================================================================

TIME DEPOSITS-6.46%

Bank One N.A.-Cayman
  1.31%                                        03/03/03      136,748        136,747,906
---------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
  1.35%                                        03/03/03      500,000        500,000,000
---------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.31%                                        03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Dexia Banque Belgique-Cayman (Belgium)
  1.35%                                        03/03/03      294,000        294,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
TIME DEPOSITS-(CONTINUED)

M&I Marshall & Isley Bank-Cayman
  1.31%                                        03/03/03   $  300,000   $    300,000,000
---------------------------------------------------------------------------------------
State Street Bank-Cayman
  1.35%                                        03/03/03      300,000        300,000,000
---------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.31%                                        03/03/03      300,000        300,000,000
=======================================================================================
    Total Time Deposits (Cost $1,930,747,906)                             1,930,747,906
_______________________________________________________________________________________
=======================================================================================

PROMISSORY NOTES-5.45%

Goldman Sachs Group, Inc. (The)(b)
  (Acquired 03/21/02; Cost $200,000,000)
  1.55%(d)                                     03/21/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 11/27/02; Cost $200,000,000)
  1.47%                                        03/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/10/02; Cost $250,000,000)
  1.47%(d)                                     05/08/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/13/02; Cost $230,000,000)
  1.48%(d)                                     06/11/03      230,000        230,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/16/02; Cost $100,000,000)
  1.48%(d)                                     06/23/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  (Acquired 01/27/03; Cost $400,000,000)
  1.47%(d)                                     07/25/03      400,000        400,000,000
---------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $250,000,000)
  1.46%(d)                                     08/04/03      250,000        250,000,000
=======================================================================================
    Total Promissory Notes (Cost
      $1,630,000,000)                                                     1,630,000,000
_______________________________________________________________________________________
=======================================================================================

MASTER NOTE AGREEMENTS-5.03%(e)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(f)                                     08/18/03      440,000        440,000,000
---------------------------------------------------------------------------------------
  1.41%(g)                                          --       350,000        350,000,000
---------------------------------------------------------------------------------------
Morgan Stanley(h)
  1.38%                                        03/17/03      715,000        715,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $1,505,000,000)                                                     1,505,000,000
_______________________________________________________________________________________
=======================================================================================

VARIABLE RATE DEMAND NOTES-4.99%

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project); IDR
  1.32%(i)(j)(k)                               02/01/23       12,000         12,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

INSURED-2.29%(c)(i)(l)

Alaska (State of) Housing Finance Corp.;
  Series B RB
  1.32%                                        12/01/36   $   10,000   $     10,000,000
---------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  Series A, 1.35%                              05/15/17       16,895         16,895,000
---------------------------------------------------------------------------------------
  Series B, 1.35%                              05/15/25       23,900         23,900,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Health Care Series B IDR
  1.44%                                        01/01/28        5,900          5,900,000
---------------------------------------------------------------------------------------
California Housing Finance Agency; RB
  Series M, 1.28%                              08/01/19       13,950         13,950,000
---------------------------------------------------------------------------------------
  Series M, 1.28%                              08/01/23       28,530         28,530,000
---------------------------------------------------------------------------------------
  Series T, 1.31%                              08/01/29       13,680         13,680,000
---------------------------------------------------------------------------------------
  Series K, 1.28%                              08/01/31       23,785         23,785,000
---------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  Series F-2, 1.34%                            11/15/16       52,950         52,950,000
---------------------------------------------------------------------------------------
  Series A-5, 1.35%                            05/15/33       20,000         20,000,000
---------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.30%                                        01/01/34       31,900         31,900,000
---------------------------------------------------------------------------------------
  1.30%                                        01/01/45       60,425         60,425,000
---------------------------------------------------------------------------------------
  1.35%                                        01/01/47       39,520         39,520,000
---------------------------------------------------------------------------------------
Illinois Student Assistance Commission;
  Student Loan RB
  Series B, 1.32%                              09/01/32       10,870         10,870,000
---------------------------------------------------------------------------------------
  Series B-I, 1.32%                            09/01/34        5,100          5,100,000
---------------------------------------------------------------------------------------
  Series B-III, 1.32%                          09/01/34        3,350          3,350,000
---------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.32%                                        09/01/36       25,000         25,000,000
---------------------------------------------------------------------------------------
  1.32%                                        08/01/37      200,000        200,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C RB
  1.32%                                        12/01/20       32,650         32,650,000
---------------------------------------------------------------------------------------
New Orleans (City of); Pension Series 2000 RB
  1.35%                                        09/01/30       32,160         32,160,000
---------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.44%                                        02/01/26       10,235         10,235,000
---------------------------------------------------------------------------------------
Rhode Island (State of) Student Loan
  Authority; Series 4 RB
  1.35%                                        12/01/34       23,000         23,000,000
=======================================================================================
                                                                            683,800,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.66%(i)(m)

Advocare of South Carolina; Series 1997 B
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34% (l)                                    06/01/17   $    6,300   $      6,300,000
---------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes
  (LOC-Bank of America N.A.)
  1.40%(l)                                     05/01/31       11,000         11,000,000
---------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.39% (l)                                    02/01/15       48,185         48,185,000
---------------------------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village Inc.
  Project); Series B RB (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     01/01/29        1,140          1,140,000
---------------------------------------------------------------------------------------
Barrington Development Funding LLC; Notes
  (LOC-Bank One N.A.)
  1.34%(l)                                     12/01/32       15,000         15,000,000
---------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     07/01/08       91,030         91,030,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  RB (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/12        3,535          3,535,000
---------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.30%(d)                                     02/15/27       10,300         10,300,000
---------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I PCR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     12/01/36       62,920         62,920,000
---------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     09/01/19       18,400         18,400,000
---------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       11,244         11,244,000
---------------------------------------------------------------------------------------
  1.35%(l)                                     09/01/20       15,398         15,398,000
---------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     09/01/34        9,000          9,000,000
---------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       15,300         15,300,000
---------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     09/01/12        9,815          9,815,000
---------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     08/13/16       10,735         10,735,000
---------------------------------------------------------------------------------------
Georgia Municipal Gas Authority (Gas
  Portfolio III Project); Series A RB
  (LOC-Wachovia Bank N.A., Bayerische
  Landesbank, Bank One Kentucky N.A.)
  1.37%(l)                                     02/01/15       16,250         16,250,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     11/01/18   $   25,000   $     25,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan Series B RB
  (LOC-Bank One Chicago N.A.)
  1.32%(l)                                     09/01/31        7,700          7,700,000
---------------------------------------------------------------------------------------
JPV Capital LLC; Notes (LOC-Standard Federal
  Bank)
  1.44%(l)                                     12/01/39        1,670          1,670,000
---------------------------------------------------------------------------------------
La Mirada (City of) California Industrial
  Development Authority (Rykoff-Sexton, Inc.
  Project); IDR (LOC-Bank One N.A.)
  1.35%(l)                                     12/01/26        5,200          5,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Bouras Industries); Series C RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     11/01/13        2,525          2,525,000
---------------------------------------------------------------------------------------
Liberty (County of) Industrial Authority
  (Hugo Boss Inc. Project); RB (LOC-Wachovia
  Bank N.A.)
  1.44%(l)                                     01/01/18        5,300          5,300,000
---------------------------------------------------------------------------------------
Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.35%(l)                                     06/01/36      115,000        115,000,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     05/01/17       40,000         40,000,000
---------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.30%(d)                                     08/01/31       18,540         18,540,000
---------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.33%(l)                                     06/01/33        8,400          8,400,000
---------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  1.35%(l)                                     06/01/27        6,000          6,000,000
---------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.44%(l)                                     01/15/15        3,715          3,715,000
---------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project
  (Old Manchester); Series B RB (LOC-Wachovia
  Bank N.A.)
  1.45%(j)                                     12/01/25        1,590          1,590,000
---------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)
  1.33%(l)                                     12/01/22        5,000          5,000,000
---------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 A RB (LOC-Wachovia Bank N.A.)
  1.34%(j)                                     05/01/14        7,800          7,800,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Roman Catholic Diocese of Raleigh; Series A
  RB
  (LOC-Bank of America N.A.)
  1.39%(l)                                     06/01/18   $    7,500   $      7,500,000
---------------------------------------------------------------------------------------
S&L Capital LLC; Notes (LOC-Comerica Bank)
  1.39%(j)                                     11/04/42        6,075          6,075,000
---------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB
  (LOC-Bank of New York)
  Series G, 1.40%(l)                           08/01/29        8,000          8,000,000
---------------------------------------------------------------------------------------
  Series H, 1.35%(l)                           08/01/29       17,600         17,600,000
---------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)
  1.44%(l)                                     10/01/46        6,750          6,750,000
---------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     11/01/52       10,000         10,000,000
---------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     10/01/23        3,590          3,590,000
---------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     08/01/19           60             60,000
---------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)
  1.35%(l)                                     06/01/30       29,330         29,330,000
---------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR
  (LOC-Bank One Chicago N.A.)
  1.35%(l)                                     10/01/27       34,400         34,400,000
---------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     07/01/26       48,630         48,630,000
---------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/17        6,900          6,900,000
---------------------------------------------------------------------------------------
Winder-Barrow (County of) Development
  Authority (Rooker Barrow Project); IDR
  (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     01/01/23        8,000          8,000,000
=======================================================================================
                                                                            795,827,000
=======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,491,627,000)                                                     1,491,627,000
_______________________________________________________________________________________
=======================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-4.28%

FEDERAL FARM CREDIT BANK-0.25%

Bonds,
  1.80%                                        09/03/03       75,000         75,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-2.40%

Unsec. Bonds,
  2.50%                                        11/14/03   $   61,800   $     62,071,204
---------------------------------------------------------------------------------------
  1.60%                                        12/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        12/08/03        6,200          6,200,000
---------------------------------------------------------------------------------------
  1.57%                                        02/09/04       30,000         30,000,000
---------------------------------------------------------------------------------------
  1.55%                                        02/10/04      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.39%                                        03/12/04      155,000        155,000,000
---------------------------------------------------------------------------------------
  1.45%                                        03/22/04      165,000        165,000,000
=======================================================================================
                                                                            718,271,204
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.34%

Unsec. Notes,
  3.25%                                        01/15/04      100,000        101,481,120
=======================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.09%

Disc. Notes,
  1.23%(a)                                     09/30/03      250,000        248,180,625
---------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03       75,000         76,831,304
=======================================================================================
                                                                            325,011,929
=======================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.20%

Floating Rate Notes,
  1.38%(i)(l)                                  01/15/09       60,726         60,726,000
=======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,280,490,253)                                               1,280,490,253
_______________________________________________________________________________________
=======================================================================================

ASSET BACKED NOTES-2.72%

COMMERCIAL, LOANS & LEASES-0.04%

Caterpillar Financial Asset Trust-Series
  2002-A, Class A1
  1.82%                                        07/25/03       13,284         13,283,889
=======================================================================================

CONSUMER RECEIVABLES-0.45%

Honda Asset Receivables Owner Trust-Series
  2002-3, Class A1
  1.82%                                        08/18/03       17,348         17,347,618
---------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust-Series 2002-A,
  Class A1
  1.81%                                        10/15/03       61,079         61,079,383
---------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series
  2002-C, Class A1
  1.70%                                        09/08/03       55,544         55,543,587
=======================================================================================
                                                                            133,970,588
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FULLY BACKED-0.34%(c)

Capital One Auto Finance Trust-Series 2002-B,
  Class A1
  1.76%                                        09/15/03   $   17,631   $     17,630,701
---------------------------------------------------------------------------------------
Drive Auto Receivables Trust-Series 2002-1,
  Class A1
  1.88%(aj)                                    07/15/03        1,138          1,137,602
---------------------------------------------------------------------------------------
Household Automotive Trust-Series 2002-2,
  Class A1
  1.77%                                        09/17/03       30,412         30,411,861
---------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust-Series 2002-D,
  Class A1
  1.74%                                        10/15/03       14,231         14,231,136
---------------------------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2002-KS5, Class AIB1
  1.73%                                        08/25/03       11,896         11,895,828
---------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust-Series
  2002-A, Class A1
  1.72%                                        09/12/03       26,922         26,921,625
=======================================================================================
                                                                            102,228,753
=======================================================================================

STRUCTURED INVESTMENT VEHICLES-1.76%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $25,000,000)
  1.39%                                        10/07/03       25,000         25,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/02/02; Cost $50,000,000)
  1.39%                                        10/07/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.38%                                        10/16/03      100,000         99,996,863
---------------------------------------------------------------------------------------
Granite Mortgages PLC-Series 2003-1, Class
  1A1
  1.33%                                        01/20/04      100,000        100,000,000
---------------------------------------------------------------------------------------
Holmes Financing PLC-Series 6, Class 1A
  1.34%                                        10/15/03      145,000        145,000,000
---------------------------------------------------------------------------------------
Permanent Financing PLC-Series 2, Class 1A
  (Halifax PLC-ABS Program Sponsor)
  1.30%                                        03/10/04      105,000        105,000,000
=======================================================================================
                                                                            524,996,863
=======================================================================================

TRADE RECEIVABLES-0.13%

World Omni Auto Receivables Trust-Series
  2002-A, Class A1
  1.30%                                        03/15/04       40,000         40,000,000
=======================================================================================
    Total Asset Backed Notes (Cost
      $814,480,093)                                                         814,480,093
_______________________________________________________________________________________
=======================================================================================

MEDIUM TERM NOTES-2.31%

General Electric Capital Corp.-Series A
  7.50%                                        06/05/03       51,025         51,811,011
---------------------------------------------------------------------------------------
  1.51%(d)                                     10/22/03       40,000         40,027,050
---------------------------------------------------------------------------------------
  1.37%(j)                                     11/07/03      332,900        332,900,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley(n)
  1.60%                                        03/13/03   $   22,500   $     22,501,675
---------------------------------------------------------------------------------------
  1.55%                                        05/05/03       92,000         92,036,143
---------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(n)
  1.47%                                        06/18/03      150,000        150,040,344
=======================================================================================
    Total Medium Term Notes (Cost
      $689,316,223)                                                         689,316,223
_______________________________________________________________________________________
=======================================================================================

BANK NOTES-1.41%

Bank One N.A.
  1.73%                                        05/27/03       50,000         50,029,883
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.65%                                        04/29/03      100,000        100,000,000
---------------------------------------------------------------------------------------
U.S. Bank N.A.-North Dakota
  1.26%(j)                                     04/30/03      120,000        119,990,982
---------------------------------------------------------------------------------------
  1.30%                                        05/08/03      150,000        150,000,000
=======================================================================================
    Total Bank Notes (Cost $420,020,865)                                    420,020,865
_______________________________________________________________________________________
=======================================================================================

PUTTABLE RESET NOTES-0.51%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)
  4.49%(b)                                     02/22/04      100,000        103,150,794
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%                                        06/01/03       50,000         50,288,165
=======================================================================================
    Total Puttable Reset Notes (Cost
      $153,438,959)                                                         153,438,959
_______________________________________________________________________________________
=======================================================================================

BANKERS' ACCEPTANCES-0.43%(a)

Wachovia Bank, N.A.
  1.58%                                        03/27/03       50,000         49,942,944
---------------------------------------------------------------------------------------
  1.58%                                        04/02/03       10,000          9,985,956
---------------------------------------------------------------------------------------
  1.60%                                        04/09/03       30,000         29,948,000
---------------------------------------------------------------------------------------
  1.26%                                        08/14/03       40,000         39,767,600
=======================================================================================
    Total Bankers' Acceptances (Cost
      $129,644,500)                                                         129,644,500
_______________________________________________________________________________________
=======================================================================================

U.S. TREASURY NOTES-0.34%

3.00% (Cost $101,586,382)                      01/31/04      100,000        101,586,382
=======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,277,110,710)                                  24,277,110,710
_______________________________________________________________________________________
=======================================================================================

REPURCHASE AGREEMENTS-19.79%(o)

ABN AMRO Inc.-New York Branch (Netherlands)
  1.37%(p)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(q)                                     03/03/03   $  255,000   $    255,000,000
---------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(r)                                     03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(s)                                          --       100,000        100,000,000
---------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(t)                                     03/03/03      467,820        467,819,546
---------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(u)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.35%(v)                                     03/03/03      350,000        350,000,000
---------------------------------------------------------------------------------------
  1.37%(w)                                     03/03/03      475,235        475,234,855
---------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.38%(x)                                     03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.40%(y)                                     03/03/03       50,000         50,000,000
---------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.37%(z)                                     03/03/03       80,000         80,000,000
---------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(aa)                                    03/03/03      470,000        470,000,000
---------------------------------------------------------------------------------------
  1.38%(ab)                                    03/03/03       25,000         25,000,000
---------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.38%(ac)                                    03/03/03      545,000        545,000,000
---------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(ad)                                    03/03/03      608,480        608,479,967
---------------------------------------------------------------------------------------
  1.38%(ae)                                    03/03/03       10,072         10,072,475
---------------------------------------------------------------------------------------
  1.38%(af)                                    03/03/03      970,000        970,000,000
---------------------------------------------------------------------------------------
  1.40%(ag)                                    03/03/03      400,000        400,000,000
---------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(ah)                                    03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.41%(ai)                                    09/03/02      200,000        200,000,000
=======================================================================================
    Total Repurchase Agreements (Cost
      $5,916,606,843)                                                     5,916,606,843
_______________________________________________________________________________________
=======================================================================================
TOTAL INVESTMENTS (Cost
  $30,193,717,553)(ak)-100.99%                                           30,193,717,553
_______________________________________________________________________________________
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.99)%                                      (295,358,443)
_______________________________________________________________________________________
=======================================================================================
NET ASSETS-100.00%                                                     $ 29,898,359,110
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $6,975,516,050, which represented 23.33% of the Fund's net assets. Of these securities, 5.45% of the Fund's net assets are considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(d) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(k) Principal and interest payments are guaranteed by the corporate guarantor.
(l) Interest rates are redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,516,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,458. Collateralized by $94,031,000 U.S. Government obligations, 0% to 8.95% due 03/06/03 to 02/12/18 with a market value at 02/28/03 of
    $102,000,662.
(s) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U. S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.

(t) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(u) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Government obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(v) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,375. Collateralized by $322,533,000 U.S. Government obligations, 2.75% to 8.75% due 10/31/03 to 08/15/23 with a market value at 02/28/03 of
    $357,000,621.
(w) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(x) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $487,720,564 U.S. Government obligations, 4.50% to 8.00% due 04/01/05 to 03/01/33 with an aggregate market value at 02/28/03 of $510,002,306.
(y) Repurchase agreement entered into 02/28/03 with a maturing value of $50,005,833. Collateralized by $48,762,407 U.S. Government obligations, 4.50% to 6.50% due 02/01/18 to 08/01/32 with a market value at 02/28/03 of
    $51,000,431.
(z) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,083. Collateralized by $487,519,542 U.S. Government obligations and cash pledge, 5.00% to 9.00% due 10/01/03 to 02/01/33 with an aggregate market value at 02/28/03 of $510,103,974.
(aa)Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(ab)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $486,451,505 U.S. Government obligations, 3.36% to 8.00% due 09/01/08 to 02/01/33 with an aggregate market value at 02/28/03 of $510,001,977.
(ac)Joint repurchase agreement entered into 02/28/03 with a maturing value of $575,066,125. Collateralized by $646,373,958 U.S. Government obligations, 0% to 6.78% due 10/15/06 to 03/01/33 with an aggregate market value at 02/28/03 of $589,067,027.
(ad)Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Government obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(ae)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(af)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $973,782,542 U.S. Government obligations, 5.00% to 11.00% due 01/01/16 to 02/01/33 with an aggregate market value at 02/28/03 of $1,020,000,160.
(ag)Repurchase agreement entered into 02/28/03 with a maturing value of $400,046,667. Collateralized by $387,254,439 U.S. Government obligations, 5.00% to 8.00% due 04/01/08 to 02/01/33 with a market value at 02/28/03 of
    $408,003,144.
(ah)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $496,643,560 U.S. Government obligations, 0% to 7.16% due 03/06/03 to 03/01/33 with an aggregate market value at 02/28/03 of $510,000,593.
(ai)Repurchase agreement entered into 02/28/03 with a maturing value of $200,023,500. Collateralized by $404,074,594 corporate obligations, 0% to 6.39% due 03/07/03 to 07/11/43 with a market value at 02/28/03 of
    $210,000,001.
(aj)Security considered to be illiquid and the market value represents less than 0.00% of the Fund's net assets.
(ak)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                              $24,277,110,710
-------------------------------------------------------------------------------
Repurchase agreements                                             5,916,606,843
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      859,030
-------------------------------------------------------------------------------
  Interest                                                           44,906,884
-------------------------------------------------------------------------------
Investment for deferred compensation plan                               262,238
-------------------------------------------------------------------------------
Other assets                                                            166,485
===============================================================================
    Total assets                                                 30,239,912,190
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                             303,600,000
-------------------------------------------------------------------------------
  Dividends                                                          32,715,878
-------------------------------------------------------------------------------
  Deferred compensation plan                                            262,238
-------------------------------------------------------------------------------
Accrued advisory fees                                                 2,297,688
-------------------------------------------------------------------------------
Accrued distribution fees                                               874,647
-------------------------------------------------------------------------------
Accrued directors' fees                                                  30,833
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             534,560
-------------------------------------------------------------------------------
Accrued operating expenses                                            1,237,236
===============================================================================
    Total liabilities                                               341,553,080
===============================================================================
Net assets applicable to shares outstanding                     $29,898,359,110
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Institutional Class                                             $20,928,208,333
_______________________________________________________________________________
===============================================================================
Private Investment Class                                        $   905,623,253
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                       $    26,463,465
_______________________________________________________________________________
===============================================================================
Cash Management Class                                           $ 6,946,064,180
_______________________________________________________________________________
===============================================================================
Reserve Class                                                   $    52,843,782
_______________________________________________________________________________
===============================================================================
Resource Class                                                  $ 1,039,156,097
_______________________________________________________________________________
===============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              20,926,187,703
_______________________________________________________________________________
===============================================================================
Private Investment Class                                            905,542,902
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                            26,462,344
_______________________________________________________________________________
===============================================================================
Cash Management                                                   6,945,667,026
_______________________________________________________________________________
===============================================================================
Reserve Class                                                        52,843,413
_______________________________________________________________________________
===============================================================================
Resource Class                                                    1,039,073,953
_______________________________________________________________________________
===============================================================================
  Net asset value, offering and redemption price per share
    for each class                                              $          1.00
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $297,979,759
============================================================================

EXPENSES:

Advisory fees                                                     27,971,979
----------------------------------------------------------------------------
Administrative services fees                                         777,303
----------------------------------------------------------------------------
Directors' fees                                                      117,144
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,430,845
----------------------------------------------------------------------------
  Personal Investment Class                                           95,137
----------------------------------------------------------------------------
  Cash Management Class                                            3,230,880
----------------------------------------------------------------------------
  Reserve Class                                                      256,811
----------------------------------------------------------------------------
  Resource Class                                                   1,344,055
----------------------------------------------------------------------------
Transfer agent fees                                                2,729,806
----------------------------------------------------------------------------
Other                                                                 16,866
----------------------------------------------------------------------------
Filing fee refund                                                 (1,251,673)
============================================================================
    Total expenses                                                37,719,153
============================================================================
Less: Fees waived                                                (10,836,282)
----------------------------------------------------------------------------
    Net expenses                                                  26,882,871
============================================================================
Net investment income                                            271,096,888
============================================================================
Net realized gain from investment securities                         125,166
============================================================================
Net increase in net assets resulting from operations            $271,222,054
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   271,096,888    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       125,166            929,565
===============================================================================================
    Net increase in net assets resulting from operations         271,222,054        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (211,522,749)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,799,869)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (119,914)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (44,700,595)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (163,552)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,790,209)       (30,374,835)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                         (8,194,589,693)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        97,162,955       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,814,040)        18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        1,185,968,568        260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,564,590         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (507,003,941)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets                     (7,420,586,395)     2,470,739,784
===============================================================================================

NET ASSETS:

  Beginning of period                                         37,318,945,505     34,848,205,721
===============================================================================================
  End of period                                              $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $29,895,777,843    $37,316,489,404
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                   (502)              (502)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     2,581,769          2,456,603
===============================================================================================
                                                             $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $9,154,053.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $777,303 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $2,911,292 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,458,507, $69,111, $2,584,704, $1,344,055 and $219,122, respectively, after Plan fees waived by FMC of $1,682,229.

    Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $31,302 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                          SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                ------------------------------------   ------------------------------------
                                     SHARES             AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            250,584,455,669   $ 250,584,455,669    586,514,671,312   $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class         5,442,591,953       5,442,591,953     17,787,233,352      17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           48,761,425          48,761,425        135,176,893         135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class           36,861,988,352      36,861,988,352     93,169,483,414      93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       50,728,441          50,728,441        132,778,052         132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                   4,176,897,331       4,176,897,331     11,871,763,813      11,871,763,813
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 55,399,032          55,399,032        191,080,549         191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class             2,371,030           2,371,030          9,235,046           9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class               94,686              94,686            222,812             222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class               27,748,293          27,748,293         84,049,065          84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                          175,567             175,567            217,048             217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                       8,225,680           8,225,680         27,437,407          27,437,407
===========================================================================================================
Reacquired:
  Institutional Class           (258,834,444,394)   (258,834,444,394)  (584,356,082,067)   (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class        (5,347,800,028)     (5,347,800,028)   (18,277,525,187)    (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class          (52,670,151)        (52,670,151)      (117,052,267)       (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class          (35,703,768,077)    (35,703,768,077)   (92,993,504,792)    (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                      (49,339,418)        (49,339,418)       (86,885,410)        (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class                  (4,692,126,952)     (4,692,126,952)   (11,622,488,821)    (11,622,488,821)
===========================================================================================================
                                  (7,420,711,561)  $  (7,420,711,561)     2,469,810,219   $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.



                                                          RESERVE CLASS
                                     --------------------------------------------------------
                                                                             JANUARY 14, 2000
                                     SIX MONTHS         YEAR ENDED AUGUST    (DATE SALES
                                       ENDED                   31,           COMMENCED) TO
                                     FEBRUARY 28,       -----------------    AUGUST 31,
                                       2003              2002       2001        2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                               $  1.00          $  1.00    $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------
Net investment income                    0.003             0.01      0.05           0.03
---------------------------------------------------------------------------------------------
Less distributions from net
  investment income                     (0.003)           (0.01)    (0.05)         (0.03)
=============================================================================================
Net asset value, end of period         $  1.00          $  1.00    $ 1.00         $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                           0.32%            1.34%     4.70%          3.48%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                             $52,844          $51,279    $5,169         $2,495
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.97%(b)         0.91%     0.90%          0.89%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                     1.16%(b)         1.19%     1.19%          1.19%(c)
=============================================================================================
Ratio of net investment income to
  average net assets                      0.63%(b)         1.32%     4.39%          5.24%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are annualized and based on average daily net assets of $51,787,825.
(c)  Annualized.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                        SHORT-TERM INVESTMENTS CO. (STIC)

                             LIQUID ASSETS PORTFOLIO

                                 RESOURCE CLASS

                                  (COVER IMAGE)

                       (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS
Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS
Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

LAP-SAR-5

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

(PHOTO OF           As the end of the six-month reporting period arrived on
ROBERT H.           February 28, 2003, the U.S. economy continued to grow,
GRAHAM)             although the growth was uneven and uncertain. Gross domestic product, the broadest measure of U.S. economic activity, grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Resource Class provided competitive performance; its monthly yield was 1.08%, and its seven-day yield was 1.07%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 55-day range; at the close of the reporting period the WAM was 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Resource Class stood at $1.04 billion at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.)

     The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                      SEVEN-DAY
                                                   MONTHLY YIELD        YIELD

Liquid Assets Portfolio                                 1.08%           1.07%
Resource Class

iMoneyNet Money Fund Averages--Trademark--              1.00%           0.98%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--              0.95%           0.93%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 277 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The iMoneyNet Total Institutions Only category consists of 591 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
COMMERCIAL PAPER-24.88%(a)

FINANCIAL-24.88%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.63%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 10/01/02; Cost $49,550,806)
  1.59%                                        03/17/03   $   49,919   $     49,883,724
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $173,298,406)
  1.34%                                        03/21/03      174,086        173,956,886
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $69,765,292)
  1.33%                                        03/25/03       70,000         69,938,333
---------------------------------------------------------------------------------------
  (Acquired 11/18/02; Cost $182,541,821)
  1.34%                                        03/31/03      183,450        183,245,147
---------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $10,501,295)(b)
  1.30%                                        07/16/03       10,570         10,517,708
=======================================================================================
                                                                            487,541,798
=======================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.19%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/17/03; Cost $20,206,358)(b)
  1.28%                                        03/20/03       20,251         20,237,319
---------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)
  (Acquired 01/15/03; Cost $37,024,264)(b)
  1.30%                                        03/17/03       37,106         37,084,561
=======================================================================================
                                                                             57,321,880
=======================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.59%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 01/07/03; Cost $49,758,014)
  1.31%                                        05/20/03       50,000         49,854,444
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,643,694)
  1.27%                                        05/22/03      100,000         99,710,722
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $99,566,083)
  1.27%                                        06/13/03      100,000         99,633,111
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $74,559,437)
  1.33%                                        06/16/03       75,000         74,703,521
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)
  (Acquired 02/18/03; Cost $33,336,175)(b)
  1.28%                                        05/20/03   $   33,442   $     33,346,876
---------------------------------------------------------------------------------------
Steamboat Funding Corp. (National Westminster
  Bank PLC-ABS Program Sponsor)(b)
  (Acquired 02/27/03; Cost $81,650,554)
  1.30%                                        03/10/03       81,683         81,656,453
---------------------------------------------------------------------------------------
  (Acquired 02/28/03; Cost $35,147,700)
  1.29%                                        03/28/03       35,183         35,148,960
---------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 10/03/02; Cost $198,400,000)
  1.60%                                        04/01/03      200,000        199,724,444
---------------------------------------------------------------------------------------
  (Acquired 07/08/02; Cost $98,522,500)
  1.97%                                        04/04/03      100,000         99,813,944
=======================================================================================
                                                                            773,592,475
=======================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.50%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $28,803,283)
  1.65%                                        03/26/03       29,000         28,966,771
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $24,916,688)
  1.29%                                        04/17/03       25,000         24,957,896
---------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 01/17/03; Cost $99,786,667)
  1.28%                                        03/18/03      100,000         99,939,556
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,897,875)
  1.29%                                        03/19/03       50,000         49,967,750
---------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)
  (Acquired 02/11/03; Cost $74,843,896)(b)(c)
  1.27%                                        04/11/03       75,000         74,891,521
---------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (GE Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 10/04/02; Cost $155,141,696)
  1.63%                                        03/03/03      156,192        156,177,078
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,062,000)
  1.34%                                        03/25/03      200,000        199,821,333
---------------------------------------------------------------------------------------
  (Acquired 11/19/02; Cost $199,054,556)
  1.34%                                        03/26/03      200,000        199,813,889
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

  (Acquired 12/05/02; Cost $99,531,556)
  1.36%                                        04/08/03   $  100,000   $     99,856,444
---------------------------------------------------------------------------------------
  (Acquired 12/05/02; Cost $99,527,778)
  1.36%                                        04/09/03      100,000         99,852,667
---------------------------------------------------------------------------------------
  (Acquired 01/14/03; Cost $86,324,878)
  1.29%                                        06/02/03       86,757         86,467,882
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $198,938,333)
  1.30%                                        06/03/03      200,000        199,321,111
---------------------------------------------------------------------------------------
  (Acquired 01/07/03; Cost $149,192,917)
  1.30%                                        06/05/03      150,000        149,480,000
---------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)
  (Acquired 12/20/02; Cost $24,916,875)(b)
  1.33%                                        03/20/03       25,000         24,982,451
---------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch- ABS Program Sponsor)
  1.32%                                        03/07/03      200,000        199,956,000
---------------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 12/20/02; Cost $49,834,979)
  1.34%                                        03/19/03       50,000         49,966,625
---------------------------------------------------------------------------------------
  (Acquired 12/20/02; Cost $49,833,125)
  1.34%                                        03/20/03       50,000         49,964,771
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $49,658,542)
  1.65%                                        03/27/03       50,000         49,940,417
=======================================================================================
                                                                          1,944,255,558
=======================================================================================

ASSET BACKED SECURITIES-STRUCTURED INVESTMENT
  VEHICLES-0.67%

Beta Finance Inc. (Citibank International
  PLC-ABS Program Sponsor)
  (Acquired 01/06/03; Cost $199,342,778)(b)
  1.30%                                        04/08/03      200,000        199,725,556
=======================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-5.45%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 01/13/03; Cost $49,783,333)
  1.30%                                        05/14/03       50,000         49,866,389
---------------------------------------------------------------------------------------
  (Acquired 02/07/03; Cost $64,724,833)
  1.27%                                        06/10/03       65,000         64,768,401
---------------------------------------------------------------------------------------
  (Acquired 01/21/03; Cost $49,729,778)
  1.28%                                        06/23/03       50,000         49,797,333
---------------------------------------------------------------------------------------
  (Acquired 01/17/03; Cost $99,426,667)
  1.29%                                        06/30/03      100,000         99,566,417
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

FCAR Owner Trust; Series I (Ford Motor Credit
  Co.-ABS Program Sponsor)(b)
  (Acquired 12/09/02; Cost $99,523,556)
  1.34%                                        04/16/03   $  100,000   $     99,828,778
---------------------------------------------------------------------------------------
  (Acquired 12/11/02; Cost $49,748,750)
  1.52%                                        04/25/03       50,000         49,897,639
---------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $99,392,000)
  1.28%                                        07/25/03      100,000         99,480,889
---------------------------------------------------------------------------------------
  (Acquired 02/21/03, Cost $121,527,710)
  1.27%                                        08/19/03      122,300        121,562,225
---------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $99,248,389)
  1.66%                                        03/14/03      100,000         99,940,056
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $138,989,200)
  1.52%                                        04/25/03      140,000        139,674,889
---------------------------------------------------------------------------------------
  (Acquired 01/13/03; Cost $92,576,850)
  1.30%                                        05/19/03       93,000         92,734,692
---------------------------------------------------------------------------------------
New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 12/18/02; Cost $99,587,500)
  1.35%                                        04/07/03      100,000         99,861,250
---------------------------------------------------------------------------------------
  (Acquired 11/05/02; Cost $24,838,514)
  1.51%                                        04/08/03       25,000         24,960,153
---------------------------------------------------------------------------------------
  (Acquired 12/09/02; Cost $49,763,639)
  1.34%                                        04/15/03       50,000         49,916,250
---------------------------------------------------------------------------------------
  (Acquired 10/29/02; Cost $248,442,444)
  1.65%                                        04/24/03      250,000        249,451,000
---------------------------------------------------------------------------------------
  (Acquired 12/12/02; Cost $89,467,350)
  1.34%                                        05/20/03       90,000         89,732,000
---------------------------------------------------------------------------------------
  (Acquired 01/08/03; Cost $49,749,028)
  1.30%                                        05/27/03       50,000         49,842,917
---------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,368,528)
  1.27%                                        08/04/03      100,000         99,449,667
=======================================================================================
                                                                          1,630,330,945
=======================================================================================

AGRICULTURAL PRODUCTS-0.09%

Cargill Inc.
  1.27%                                        06/20/03       25,000         24,902,104
=======================================================================================

BANKS-1.94%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.34%                                        04/01/03      100,000         99,884,611
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
BANKS-(CONTINUED)

Citicorp
  1.29%                                        04/18/03   $  200,000   $    199,656,000
---------------------------------------------------------------------------------------
Dexia Delaware LLC
  1.29%                                        03/14/03      100,000         99,953,417
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.34%                                        03/27/03       80,971         80,892,638
---------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/14/03      100,000         99,954,139
=======================================================================================
                                                                            580,340,805
=======================================================================================

DIVERSIFIED FINANCIAL SERVICES-5.82%

GE Capital International Funding Inc.-Series
  A
  (Acquired 10/28/02; Cost $173,563,639)(b)
  1.66%                                        04/25/03      175,000        174,556,181
---------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.28%                                        08/06/03      100,000         99,438,222
---------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(d)
  1.42%                                        03/31/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.42%                                        04/14/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        05/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.41%                                        06/04/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.35%                                        07/23/03       50,000         50,000,000
---------------------------------------------------------------------------------------
Morgan Stanley, Floating Rate(d)
  1.41%                                        03/03/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.41%                                        04/07/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.66%                                        04/07/03       71,000         71,015,119
---------------------------------------------------------------------------------------
  1.76%                                        08/04/03       25,000         25,032,467
---------------------------------------------------------------------------------------
  1.76%                                        08/18/03       65,000         65,091,966
---------------------------------------------------------------------------------------
  1.39%                                        08/21/03      205,000        205,000,000
---------------------------------------------------------------------------------------
Morgan Stanley
  1.30%                                        05/09/03      100,000         99,750,833
---------------------------------------------------------------------------------------
Salomon Smith Barney Holdings, Inc.
  1.34%                                        03/19/03      300,000        299,799,000
=======================================================================================
                                                                          1,739,683,788
=======================================================================================
    Total Financial                                                       7,437,694,909
=======================================================================================
    Total Commercial Paper (Cost
      $7,437,694,909)                                                     7,437,694,909
_______________________________________________________________________________________
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT-22.39%

Bank of New York
  1.69%                                        08/11/03   $  100,000   $     99,995,549
---------------------------------------------------------------------------------------
Barclays Bank PLC (United Kingdom)
  1.34%                                        03/18/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  1.35%                                        04/09/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  2.00%                                        04/10/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.34%                                        04/11/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Bayerische Landesbank Girozentrale (Germany)
  1.78%                                        04/25/03       15,000         15,006,805
---------------------------------------------------------------------------------------
BNP Paribas (France)
  1.61%                                        03/03/03       50,000         50,000,028
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/13/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.46%                                        05/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.79%                                        08/06/03       95,000         95,002,506
---------------------------------------------------------------------------------------
Danske Bank (Denmark)
  1.36%                                        01/28/04      150,000        149,996,579
---------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.31%                                        04/11/03      180,000        180,000,000
---------------------------------------------------------------------------------------
  1.27%                                        05/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/15/03      186,000        186,007,577
---------------------------------------------------------------------------------------
  1.30%                                        05/30/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Fifth Third Bank
  1.26%                                        08/21/03      100,000        100,000,000
---------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.77%                                        03/03/03       25,000         25,000,574
---------------------------------------------------------------------------------------
  1.35%                                        03/20/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.37%                                        04/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.52%                                        05/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.33%                                        05/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.32%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.34%                                        06/24/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Landesbank Hessen-Thueringen Girozentrale
  (Germany)
  1.28%                                        08/06/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York (United
  Kingdom)
  1.77%                                        04/25/03      100,000        100,046,897
---------------------------------------------------------------------------------------
M & I Bank FSB
  1.34%                                        04/14/03      200,000        200,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-(CONTINUED)

National Australia Bank Ltd. (Australia)
  2.02%                                        03/24/03   $   50,000   $     50,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/05/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.70%                                        08/11/03       50,000         50,000,000
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.70%                                        03/25/03       75,000         75,004,939
---------------------------------------------------------------------------------------
  1.51%                                        05/05/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  2.51%                                        03/28/03      100,000        100,000,365
---------------------------------------------------------------------------------------
  1.50%                                        05/06/03       20,000         20,001,452
---------------------------------------------------------------------------------------
Societe Generale (France)
  2.00%                                        04/10/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  1.30%                                        04/15/03       97,000         97,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        05/16/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.31%                                        06/09/03      200,000        200,000,000
---------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  2.03%                                        03/24/03      100,000        100,000,629
---------------------------------------------------------------------------------------
  1.30%                                        05/12/03      150,000        150,000,000
---------------------------------------------------------------------------------------
  1.28%                                        07/21/03      300,000        300,000,000
---------------------------------------------------------------------------------------
  1.87%                                        08/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        10/08/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.25%                                        03/21/03       50,000         49,999,720
---------------------------------------------------------------------------------------
WestLB A.G. (Germany)
  1.35%                                        05/07/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.30%                                        06/06/03      200,000        200,000,000
=======================================================================================
    Total Certificates of Deposit (Cost
      $6,693,063,620)                                                     6,693,063,620
_______________________________________________________________________________________
=======================================================================================

TIME DEPOSITS-6.46%

Bank One N.A.-Cayman
  1.31%                                        03/03/03      136,748        136,747,906
---------------------------------------------------------------------------------------
Banque Bruxelles Lambert-London (Belgium)
  1.35%                                        03/03/03      500,000        500,000,000
---------------------------------------------------------------------------------------
Deutsche Bank-Cayman (Germany)
  1.31%                                        03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Dexia Banque Belgique-Cayman (Belgium)
  1.35%                                        03/03/03      294,000        294,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
TIME DEPOSITS-(CONTINUED)

M&I Marshall & Isley Bank-Cayman
  1.31%                                        03/03/03   $  300,000   $    300,000,000
---------------------------------------------------------------------------------------
State Street Bank-Cayman
  1.35%                                        03/03/03      300,000        300,000,000
---------------------------------------------------------------------------------------
Westdeutsche Landesbank-Cayman (Germany)
  1.31%                                        03/03/03      300,000        300,000,000
=======================================================================================
    Total Time Deposits (Cost $1,930,747,906)                             1,930,747,906
_______________________________________________________________________________________
=======================================================================================

PROMISSORY NOTES-5.45%

Goldman Sachs Group, Inc. (The)(b)
  (Acquired 03/21/02; Cost $200,000,000)
  1.55%(d)                                     03/21/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 11/27/02; Cost $200,000,000)
  1.47%                                        03/27/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/10/02; Cost $250,000,000)
  1.47%(d)                                     05/08/03      250,000        250,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/13/02; Cost $230,000,000)
  1.48%(d)                                     06/11/03      230,000        230,000,000
---------------------------------------------------------------------------------------
  (Acquired 12/16/02; Cost $100,000,000)
  1.48%(d)                                     06/23/03      100,000        100,000,000
---------------------------------------------------------------------------------------
  (Acquired 01/27/03; Cost $400,000,000)
  1.47%(d)                                     07/25/03      400,000        400,000,000
---------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $250,000,000)
  1.46%(d)                                     08/04/03      250,000        250,000,000
=======================================================================================
    Total Promissory Notes (Cost
      $1,630,000,000)                                                     1,630,000,000
_______________________________________________________________________________________
=======================================================================================

MASTER NOTE AGREEMENTS-5.03%(e)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(f)                                     08/18/03      440,000        440,000,000
---------------------------------------------------------------------------------------
  1.41%(g)                                          --       350,000        350,000,000
---------------------------------------------------------------------------------------
Morgan Stanley(h)
  1.38%                                        03/17/03      715,000        715,000,000
=======================================================================================
    Total Master Note Agreements (Cost
      $1,505,000,000)                                                     1,505,000,000
_______________________________________________________________________________________
=======================================================================================

VARIABLE RATE DEMAND NOTES-4.99%

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project); IDR
  1.32%(i)(j)(k)                               02/01/23       12,000         12,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

INSURED-2.29%(c)(i)(l)

Alaska (State of) Housing Finance Corp.;
  Series B RB
  1.32%                                        12/01/36   $   10,000   $     10,000,000
---------------------------------------------------------------------------------------
Baptist Health System of South Florida;
  Series RB
  Series A, 1.35%                              05/15/17       16,895         16,895,000
---------------------------------------------------------------------------------------
  Series B, 1.35%                              05/15/25       23,900         23,900,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Lutheran Services Northeast);
  Health Care Series B IDR
  1.44%                                        01/01/28        5,900          5,900,000
---------------------------------------------------------------------------------------
California Housing Finance Agency; RB
  Series M, 1.28%                              08/01/19       13,950         13,950,000
---------------------------------------------------------------------------------------
  Series M, 1.28%                              08/01/23       28,530         28,530,000
---------------------------------------------------------------------------------------
  Series T, 1.31%                              08/01/29       13,680         13,680,000
---------------------------------------------------------------------------------------
  Series K, 1.28%                              08/01/31       23,785         23,785,000
---------------------------------------------------------------------------------------
Connecticut State Housing Financing Authority
  (Housing Mortgage Finance Program); RB
  Series F-2, 1.34%                            11/15/16       52,950         52,950,000
---------------------------------------------------------------------------------------
  Series A-5, 1.35%                            05/15/33       20,000         20,000,000
---------------------------------------------------------------------------------------
Florida Housing Finance Corp. (Affordable
  Housing); Series A RB
  1.30%                                        01/01/34       31,900         31,900,000
---------------------------------------------------------------------------------------
  1.30%                                        01/01/45       60,425         60,425,000
---------------------------------------------------------------------------------------
  1.35%                                        01/01/47       39,520         39,520,000
---------------------------------------------------------------------------------------
Illinois Student Assistance Commission;
  Student Loan RB
  Series B, 1.32%                              09/01/32       10,870         10,870,000
---------------------------------------------------------------------------------------
  Series B-I, 1.32%                            09/01/34        5,100          5,100,000
---------------------------------------------------------------------------------------
  Series B-III, 1.32%                          09/01/34        3,350          3,350,000
---------------------------------------------------------------------------------------
Loanstar Asset Partners II; RB
  1.32%                                        09/01/36       25,000         25,000,000
---------------------------------------------------------------------------------------
  1.32%                                        08/01/37      200,000        200,000,000
---------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Series 2000 C RB
  1.32%                                        12/01/20       32,650         32,650,000
---------------------------------------------------------------------------------------
New Orleans (City of); Pension Series 2000 RB
  1.35%                                        09/01/30       32,160         32,160,000
---------------------------------------------------------------------------------------
Omaha (City of) (Riverfront Redevelopment);
  Series B RB
  1.44%                                        02/01/26       10,235         10,235,000
---------------------------------------------------------------------------------------
Rhode Island (State of) Student Loan
  Authority; Series 4 RB
  1.35%                                        12/01/34       23,000         23,000,000
=======================================================================================
                                                                            683,800,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.66%(i)(m)

Advocare of South Carolina; Series 1997 B
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34% (l)                                    06/01/17   $    6,300   $      6,300,000
---------------------------------------------------------------------------------------
American Association of Retired Persons;
  Notes
  (LOC-Bank of America N.A.)
  1.40%(l)                                     05/01/31       11,000         11,000,000
---------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)
  1.39% (l)                                    02/01/15       48,185         48,185,000
---------------------------------------------------------------------------------------
Baltimore (County of) (Oak Crest Village Inc.
  Project); Series B RB (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     01/01/29        1,140          1,140,000
---------------------------------------------------------------------------------------
Barrington Development Funding LLC; Notes
  (LOC-Bank One N.A.)
  1.34%(l)                                     12/01/32       15,000         15,000,000
---------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     07/01/08       91,030         91,030,000
---------------------------------------------------------------------------------------
Berks (County of) Industrial Development
  Authority (Giorgi Mushroom Co.); Series B
  RB (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/12        3,535          3,535,000
---------------------------------------------------------------------------------------
Botsford (City of) General Hospital; Series A
  RB
  (LOC-Michigan National Bank)
  1.30%(d)                                     02/15/27       10,300         10,300,000
---------------------------------------------------------------------------------------
Brazos River Authority (TXU Energy Co. LLC
  Project); Series 2001 I PCR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     12/01/36       62,920         62,920,000
---------------------------------------------------------------------------------------
Brosis Finance, LLC; Bonds (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     09/01/19       18,400         18,400,000
---------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       11,244         11,244,000
---------------------------------------------------------------------------------------
  1.35%(l)                                     09/01/20       15,398         15,398,000
---------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     09/01/34        9,000          9,000,000
---------------------------------------------------------------------------------------
Chatham Capital Corp.; Floating Rate Notes
  (LOC-Bank One N.A.)
  1.35%(l)                                     07/01/20       15,300         15,300,000
---------------------------------------------------------------------------------------
Conair Corp.; Notes (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     09/01/12        9,815          9,815,000
---------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)
  1.39%(l)                                     08/13/16       10,735         10,735,000
---------------------------------------------------------------------------------------
Georgia Municipal Gas Authority (Gas
  Portfolio III Project); Series A RB
  (LOC-Wachovia Bank N.A., Bayerische
  Landesbank, Bank One Kentucky N.A.)
  1.37%(l)                                     02/01/15       16,250         16,250,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     11/01/18   $   25,000   $     25,000,000
---------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan Series B RB
  (LOC-Bank One Chicago N.A.)
  1.32%(l)                                     09/01/31        7,700          7,700,000
---------------------------------------------------------------------------------------
JPV Capital LLC; Notes (LOC-Standard Federal
  Bank)
  1.44%(l)                                     12/01/39        1,670          1,670,000
---------------------------------------------------------------------------------------
La Mirada (City of) California Industrial
  Development Authority (Rykoff-Sexton, Inc.
  Project); IDR (LOC-Bank One N.A.)
  1.35%(l)                                     12/01/26        5,200          5,200,000
---------------------------------------------------------------------------------------
Lehigh (County of) Industrial Development
  Authority (Bouras Industries); Series C RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     11/01/13        2,525          2,525,000
---------------------------------------------------------------------------------------
Liberty (County of) Industrial Authority
  (Hugo Boss Inc. Project); RB (LOC-Wachovia
  Bank N.A.)
  1.44%(l)                                     01/01/18        5,300          5,300,000
---------------------------------------------------------------------------------------
Madison Wisconsin Community Development
  Authority (Overture Development Corp.); RB
  (LOC-Bank One Milwaukee N.A.; Firstar Bank
  N.A.; M&I Marshall & Ilsley; Northern Trust
  Company)
  1.35%(l)                                     06/01/36      115,000        115,000,000
---------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); IDR (LOC-Wachovia
  Bank N.A.)
  1.34%(l)                                     05/01/17       40,000         40,000,000
---------------------------------------------------------------------------------------
Missouri State Health & Educational
  Facilities Authority (Bethesda Health
  Group); Series B RB (LOC-U.S. Bank N.A.)
  1.30%(d)                                     08/01/31       18,540         18,540,000
---------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); RB (LOC-Bayerische
  Landesbank)
  1.33%(l)                                     06/01/33        8,400          8,400,000
---------------------------------------------------------------------------------------
Osprey Properties Ltd.; Floating Rate Notes
  (LOC-Wells Fargo Bank, N.A.)
  1.35%(l)                                     06/01/27        6,000          6,000,000
---------------------------------------------------------------------------------------
R.G. Ray Corp.; Series 2000 Bonds
  (LOC-LaSalle Bank N.A.)
  1.44%(l)                                     01/15/15        3,715          3,715,000
---------------------------------------------------------------------------------------
Richmond (City of) Redevelopment & Housing
  Authority Project
  (Old Manchester); Series B RB (LOC-Wachovia
  Bank N.A.)
  1.45%(j)                                     12/01/25        1,590          1,590,000
---------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)
  1.33%(l)                                     12/01/22        5,000          5,000,000
---------------------------------------------------------------------------------------
Roman Catholic Diocese of Charlotte; Series
  2002 A RB (LOC-Wachovia Bank N.A.)
  1.34%(j)                                     05/01/14        7,800          7,800,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Roman Catholic Diocese of Raleigh; Series A
  RB
  (LOC-Bank of America N.A.)
  1.39%(l)                                     06/01/18   $    7,500   $      7,500,000
---------------------------------------------------------------------------------------
S&L Capital LLC; Notes (LOC-Comerica Bank)
  1.39%(j)                                     11/04/42        6,075          6,075,000
---------------------------------------------------------------------------------------
San Jose (City of) Redevelopment Agency
  (Merged Area); RB
  (LOC-Bank of New York)
  Series G, 1.40%(l)                           08/01/29        8,000          8,000,000
---------------------------------------------------------------------------------------
  Series H, 1.35%(l)                           08/01/29       17,600         17,600,000
---------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)
  1.44%(l)                                     10/01/46        6,750          6,750,000
---------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)
  1.34%(l)                                     11/01/52       10,000         10,000,000
---------------------------------------------------------------------------------------
South Carolina Educational Facilities
  Authority for Private Nonprofit
  Institutions (Anderson College); Series C
  RB (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     10/01/23        3,590          3,590,000
---------------------------------------------------------------------------------------
Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     08/01/19           60             60,000
---------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)
  1.35%(l)                                     06/01/30       29,330         29,330,000
---------------------------------------------------------------------------------------
Union (County of) (Del-Tin Fiber LLC
  Project); IDR
  (LOC-Bank One Chicago N.A.)
  1.35%(l)                                     10/01/27       34,400         34,400,000
---------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; RB
  (LOC-Wachovia Bank N.A.)
  1.39%(l)                                     07/01/26       48,630         48,630,000
---------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds
  (LOC-Wachovia Bank N.A.)
  1.34%(l)                                     07/01/17        6,900          6,900,000
---------------------------------------------------------------------------------------
Winder-Barrow (County of) Development
  Authority (Rooker Barrow Project); IDR
  (LOC-Wachovia Bank N.A.)
  1.44%(l)                                     01/01/23        8,000          8,000,000
=======================================================================================
                                                                            795,827,000
=======================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,491,627,000)                                                     1,491,627,000
_______________________________________________________________________________________
=======================================================================================

U.S. GOVERNMENT AGENCY SECURITIES-4.28%

FEDERAL FARM CREDIT BANK-0.25%

Bonds,
  1.80%                                        09/03/03       75,000         75,000,000
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FEDERAL HOME LOAN BANK-2.40%

Unsec. Bonds,
  2.50%                                        11/14/03   $   61,800   $     62,071,204
---------------------------------------------------------------------------------------
  1.60%                                        12/08/03      200,000        200,000,000
---------------------------------------------------------------------------------------
  1.61%                                        12/08/03        6,200          6,200,000
---------------------------------------------------------------------------------------
  1.57%                                        02/09/04       30,000         30,000,000
---------------------------------------------------------------------------------------
  1.55%                                        02/10/04      100,000        100,000,000
---------------------------------------------------------------------------------------
  1.39%                                        03/12/04      155,000        155,000,000
---------------------------------------------------------------------------------------
  1.45%                                        03/22/04      165,000        165,000,000
=======================================================================================
                                                                            718,271,204
=======================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-0.34%

Unsec. Notes,
  3.25%                                        01/15/04      100,000        101,481,120
=======================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-1.09%

Disc. Notes,
  1.23%(a)                                     09/30/03      250,000        248,180,625
---------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03       75,000         76,831,304
=======================================================================================
                                                                            325,011,929
=======================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.20%

Floating Rate Notes,
  1.38%(i)(l)                                  01/15/09       60,726         60,726,000
=======================================================================================
    Total U.S. Government Agency Securities
      (Cost $1,280,490,253)                                               1,280,490,253
_______________________________________________________________________________________
=======================================================================================

ASSET BACKED NOTES-2.72%

COMMERCIAL, LOANS & LEASES-0.04%

Caterpillar Financial Asset Trust-Series
  2002-A, Class A1
  1.82%                                        07/25/03       13,284         13,283,889
=======================================================================================

CONSUMER RECEIVABLES-0.45%

Honda Asset Receivables Owner Trust-Series
  2002-3, Class A1
  1.82%                                        08/18/03       17,348         17,347,618
---------------------------------------------------------------------------------------
Hyundai Auto Receivables Trust-Series 2002-A,
  Class A1
  1.81%                                        10/15/03       61,079         61,079,383
---------------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust-Series
  2002-C, Class A1
  1.70%                                        09/08/03       55,544         55,543,587
=======================================================================================
                                                                            133,970,588
=======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------

FULLY BACKED-0.34%(c)

Capital One Auto Finance Trust-Series 2002-B,
  Class A1
  1.76%                                        09/15/03   $   17,631   $     17,630,701
---------------------------------------------------------------------------------------
Drive Auto Receivables Trust-Series 2002-1,
  Class A1
  1.88%(aj)                                    07/15/03        1,138          1,137,602
---------------------------------------------------------------------------------------
Household Automotive Trust-Series 2002-2,
  Class A1
  1.77%                                        09/17/03       30,412         30,411,861
---------------------------------------------------------------------------------------
Onyx Acceptance Owner Trust-Series 2002-D,
  Class A1
  1.74%                                        10/15/03       14,231         14,231,136
---------------------------------------------------------------------------------------
Residential Asset Securities Corp.-Series
  2002-KS5, Class AIB1
  1.73%                                        08/25/03       11,896         11,895,828
---------------------------------------------------------------------------------------
Triad Auto Receivables Owner Trust-Series
  2002-A, Class A1
  1.72%                                        09/12/03       26,922         26,921,625
=======================================================================================
                                                                            102,228,753
=======================================================================================

STRUCTURED INVESTMENT VEHICLES-1.76%

Beta Finance Inc., Floating Rate (Citibank
  International PLC-ABS Program Sponsor)(b)
  (Acquired 10/02/02; Cost $25,000,000)
  1.39%                                        10/07/03       25,000         25,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/02/02; Cost $50,000,000)
  1.39%                                        10/07/03       50,000         50,000,000
---------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.38%                                        10/16/03      100,000         99,996,863
---------------------------------------------------------------------------------------
Granite Mortgages PLC-Series 2003-1, Class
  1A1
  1.33%                                        01/20/04      100,000        100,000,000
---------------------------------------------------------------------------------------
Holmes Financing PLC-Series 6, Class 1A
  1.34%                                        10/15/03      145,000        145,000,000
---------------------------------------------------------------------------------------
Permanent Financing PLC-Series 2, Class 1A
  (Halifax PLC-ABS Program Sponsor)
  1.30%                                        03/10/04      105,000        105,000,000
=======================================================================================
                                                                            524,996,863
=======================================================================================

TRADE RECEIVABLES-0.13%

World Omni Auto Receivables Trust-Series
  2002-A, Class A1
  1.30%                                        03/15/04       40,000         40,000,000
=======================================================================================
    Total Asset Backed Notes (Cost
      $814,480,093)                                                         814,480,093
_______________________________________________________________________________________
=======================================================================================

MEDIUM TERM NOTES-2.31%

General Electric Capital Corp.-Series A
  7.50%                                        06/05/03       51,025         51,811,011
---------------------------------------------------------------------------------------
  1.51%(d)                                     10/22/03       40,000         40,027,050
---------------------------------------------------------------------------------------
  1.37%(j)                                     11/07/03      332,900        332,900,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
MEDIUM TERM NOTES-(CONTINUED)

Morgan Stanley(n)
  1.60%                                        03/13/03   $   22,500   $     22,501,675
---------------------------------------------------------------------------------------
  1.55%                                        05/05/03       92,000         92,036,143
---------------------------------------------------------------------------------------
Unilever N.V. (Netherlands)(n)
  1.47%                                        06/18/03      150,000        150,040,344
=======================================================================================
    Total Medium Term Notes (Cost
      $689,316,223)                                                         689,316,223
_______________________________________________________________________________________
=======================================================================================

BANK NOTES-1.41%

Bank One N.A.
  1.73%                                        05/27/03       50,000         50,029,883
---------------------------------------------------------------------------------------
National City Bank of Indiana
  1.65%                                        04/29/03      100,000        100,000,000
---------------------------------------------------------------------------------------
U.S. Bank N.A.-North Dakota
  1.26%(j)                                     04/30/03      120,000        119,990,982
---------------------------------------------------------------------------------------
  1.30%                                        05/08/03      150,000        150,000,000
=======================================================================================
    Total Bank Notes (Cost $420,020,865)                                    420,020,865
_______________________________________________________________________________________
=======================================================================================

PUTTABLE RESET NOTES-0.51%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)
  4.49%(b)                                     02/22/04      100,000        103,150,794
---------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  4.88%                                        06/01/03       50,000         50,288,165
=======================================================================================
    Total Puttable Reset Notes (Cost
      $153,438,959)                                                         153,438,959
_______________________________________________________________________________________
=======================================================================================

BANKERS' ACCEPTANCES-0.43%(a)

Wachovia Bank, N.A.
  1.58%                                        03/27/03       50,000         49,942,944
---------------------------------------------------------------------------------------
  1.58%                                        04/02/03       10,000          9,985,956
---------------------------------------------------------------------------------------
  1.60%                                        04/09/03       30,000         29,948,000
---------------------------------------------------------------------------------------
  1.26%                                        08/14/03       40,000         39,767,600
=======================================================================================
    Total Bankers' Acceptances (Cost
      $129,644,500)                                                         129,644,500
_______________________________________________________________________________________
=======================================================================================

U.S. TREASURY NOTES-0.34%

3.00% (Cost $101,586,382)                      01/31/04      100,000        101,586,382
=======================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,277,110,710)                                  24,277,110,710
_______________________________________________________________________________________
=======================================================================================

REPURCHASE AGREEMENTS-19.79%(o)

ABN AMRO Inc.-New York Branch (Netherlands)
  1.37%(p)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.38%(q)                                     03/03/03   $  255,000   $    255,000,000
---------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.38%(r)                                     03/03/03      100,000        100,000,000
---------------------------------------------------------------------------------------
Bear, Stearns & Co., Inc.
  1.38%(s)                                          --       100,000        100,000,000
---------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.38%(t)                                     03/03/03      467,820        467,819,546
---------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.38%(u)                                     03/03/03       75,000         75,000,000
---------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.35%(v)                                     03/03/03      350,000        350,000,000
---------------------------------------------------------------------------------------
  1.37%(w)                                     03/03/03      475,235        475,234,855
---------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.
  1.38%(x)                                     03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.40%(y)                                     03/03/03       50,000         50,000,000
---------------------------------------------------------------------------------------
J.P. Morgan Securities Inc.
  1.37%(z)                                     03/03/03       80,000         80,000,000
---------------------------------------------------------------------------------------
Salomon Smith Barney Inc.
  1.38%(aa)                                    03/03/03      470,000        470,000,000
---------------------------------------------------------------------------------------
  1.38%(ab)                                    03/03/03       25,000         25,000,000
---------------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.38%(ac)                                    03/03/03      545,000        545,000,000
---------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.34%(ad)                                    03/03/03      608,480        608,479,967
---------------------------------------------------------------------------------------
  1.38%(ae)                                    03/03/03       10,072         10,072,475
---------------------------------------------------------------------------------------
  1.38%(af)                                    03/03/03      970,000        970,000,000
---------------------------------------------------------------------------------------
  1.40%(ag)                                    03/03/03      400,000        400,000,000
---------------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.38%(ah)                                    03/03/03      330,000        330,000,000
---------------------------------------------------------------------------------------
  1.41%(ai)                                    09/03/02      200,000        200,000,000
=======================================================================================
    Total Repurchase Agreements (Cost
      $5,916,606,843)                                                     5,916,606,843
_______________________________________________________________________________________
=======================================================================================
TOTAL INVESTMENTS (Cost
  $30,193,717,553)(ak)-100.99%                                           30,193,717,553
_______________________________________________________________________________________
=======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.99)%                                      (295,358,443)
_______________________________________________________________________________________
=======================================================================================
NET ASSETS-100.00%                                                     $ 29,898,359,110
_______________________________________________________________________________________
=======================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $6,975,516,050, which represented 23.33% of the Fund's net assets. Of these securities, 5.45% of the Fund's net assets are considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Co., or Financial Security Assurance.
(d) Interest rates are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one or two business day's notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(g) Open master note agreement with no specified maturity date. Either party may terminate the agreement upon demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(h) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(i) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(j) Interest rates are redetermined monthly. Rate shown is the rate in effect on 02/28/03.
(k) Principal and interest payments are guaranteed by the corporate guarantor.
(l) Interest rates are redetermined weekly. Rate shown is the rate in effect on 02/28/03.
(m) Principal and interest payments are guaranteed by the letter of credit agreement.
(n) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 02/28/03.
(o) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities (money market funds only). Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(p) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $248,392,000 U.S. Government obligations, 2.38% to 6.75% due 04/15/03 to 09/15/29 with an aggregate market value at 02/28/03 of $255,000,419.
(q) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $513,516,000 U.S. Government obligations, 0% due 06/30/03 to 10/09/03 with an aggregate market value at 02/28/03 of $510,000,420.
(r) Repurchase agreement entered into 02/28/03 with a maturing value of $100,011,458. Collateralized by $94,031,000 U.S. Government obligations, 0% to 8.95% due 03/06/03 to 02/12/18 with a market value at 02/28/03 of
    $102,000,662.
(s) Open joint repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $247,280,000 U. S. Government obligations, 0% to 7.13% due 05/22/03 to 11/13/17 with an aggregate market value at 02/28/03 of $256,019,234.

(t) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $971,382,000 U.S. Government obligations, 0% to 7.00% due 03/15/03 to 03/15/10 with an aggregate market value at 02/28/03 of $1,020,000,881.
(u) Joint repurchase agreement entered into 02/28/03 with a maturing value of $250,028,750. Collateralized by $482,191,000 U.S. Government obligations, 0% to 8.75% due 11/15/15 to 05/15/19 with an aggregate market value at 02/28/03 of $255,001,406.
(v) Repurchase agreement entered into 02/28/03 with a maturing value of $350,039,375. Collateralized by $322,533,000 U.S. Government obligations, 2.75% to 8.75% due 10/31/03 to 08/15/23 with a market value at 02/28/03 of
    $357,000,621.
(w) Joint repurchase agreement entered into 02/28/03 with a maturing value of $750,085,625. Collateralized by $767,148,000 U.S. Government obligations, 0% to 6.86% due 03/19/03 to 07/15/32 with an aggregate market value at 02/28/03 of $765,000,347.
(x) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $487,720,564 U.S. Government obligations, 4.50% to 8.00% due 04/01/05 to 03/01/33 with an aggregate market value at 02/28/03 of $510,002,306.
(y) Repurchase agreement entered into 02/28/03 with a maturing value of $50,005,833. Collateralized by $48,762,407 U.S. Government obligations, 4.50% to 6.50% due 02/01/18 to 08/01/32 with a market value at 02/28/03 of
    $51,000,431.
(z) Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,083. Collateralized by $487,519,542 U.S. Government obligations and cash pledge, 5.00% to 9.00% due 10/01/03 to 02/01/33 with an aggregate market value at 02/28/03 of $510,103,974.
(aa)Joint repurchase agreement entered into 02/28/03 with a maturing value of $200,023,000. Collateralized by $187,783,000 U.S. Government obligations, 0% to 13.25% due 03/26/03 to 11/15/27 with an aggregate market value at 02/28/03 of $204,256,054.
(ab)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $486,451,505 U.S. Government obligations, 3.36% to 8.00% due 09/01/08 to 02/01/33 with an aggregate market value at 02/28/03 of $510,001,977.
(ac)Joint repurchase agreement entered into 02/28/03 with a maturing value of $575,066,125. Collateralized by $646,373,958 U.S. Government obligations, 0% to 6.78% due 10/15/06 to 03/01/33 with an aggregate market value at 02/28/03 of $589,067,027.
(ad)Joint repurchase agreement entered into 02/28/03 with a maturing value of $700,078,167. Collateralized by $938,057,500 U.S. Government obligations, 0% to 10.63% due 02/28/05 to 05/15/26 with an aggregate market value at 02/28/03 of $714,001,367.
(ae)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(af)Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,000,115,000. Collateralized by $973,782,542 U.S. Government obligations, 5.00% to 11.00% due 01/01/16 to 02/01/33 with an aggregate market value at 02/28/03 of $1,020,000,160.
(ag)Repurchase agreement entered into 02/28/03 with a maturing value of $400,046,667. Collateralized by $387,254,439 U.S. Government obligations, 5.00% to 8.00% due 04/01/08 to 02/01/33 with a market value at 02/28/03 of
    $408,003,144.
(ah)Joint repurchase agreement entered into 02/28/03 with a maturing value of $500,057,500. Collateralized by $496,643,560 U.S. Government obligations, 0% to 7.16% due 03/06/03 to 03/01/33 with an aggregate market value at 02/28/03 of $510,000,593.
(ai)Repurchase agreement entered into 02/28/03 with a maturing value of $200,023,500. Collateralized by $404,074,594 corporate obligations, 0% to 6.39% due 03/07/03 to 07/11/43 with a market value at 02/28/03 of
    $210,000,001.
(aj)Security considered to be illiquid and the market value represents less than 0.00% of the Fund's net assets.
(ak)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                              $24,277,110,710
-------------------------------------------------------------------------------
Repurchase agreements                                             5,916,606,843
-------------------------------------------------------------------------------
Receivables for:
  Investments sold                                                      859,030
-------------------------------------------------------------------------------
  Interest                                                           44,906,884
-------------------------------------------------------------------------------
Investment for deferred compensation plan                               262,238
-------------------------------------------------------------------------------
Other assets                                                            166,485
===============================================================================
    Total assets                                                 30,239,912,190
_______________________________________________________________________________
===============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                             303,600,000
-------------------------------------------------------------------------------
  Dividends                                                          32,715,878
-------------------------------------------------------------------------------
  Deferred compensation plan                                            262,238
-------------------------------------------------------------------------------
Accrued advisory fees                                                 2,297,688
-------------------------------------------------------------------------------
Accrued distribution fees                                               874,647
-------------------------------------------------------------------------------
Accrued directors' fees                                                  30,833
-------------------------------------------------------------------------------
Accrued transfer agent fees                                             534,560
-------------------------------------------------------------------------------
Accrued operating expenses                                            1,237,236
===============================================================================
    Total liabilities                                               341,553,080
===============================================================================
Net assets applicable to shares outstanding                     $29,898,359,110
_______________________________________________________________________________
===============================================================================

NET ASSETS:

Institutional Class                                             $20,928,208,333
_______________________________________________________________________________
===============================================================================
Private Investment Class                                        $   905,623,253
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                       $    26,463,465
_______________________________________________________________________________
===============================================================================
Cash Management Class                                           $ 6,946,064,180
_______________________________________________________________________________
===============================================================================
Reserve Class                                                   $    52,843,782
_______________________________________________________________________________
===============================================================================
Resource Class                                                  $ 1,039,156,097
_______________________________________________________________________________
===============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              20,926,187,703
_______________________________________________________________________________
===============================================================================
Private Investment Class                                            905,542,902
_______________________________________________________________________________
===============================================================================
Personal Investment Class                                            26,462,344
_______________________________________________________________________________
===============================================================================
Cash Management                                                   6,945,667,026
_______________________________________________________________________________
===============================================================================
Reserve Class                                                        52,843,413
_______________________________________________________________________________
===============================================================================
Resource Class                                                    1,039,073,953
_______________________________________________________________________________
===============================================================================
  Net asset value, offering and redemption price per share
    for each class                                              $          1.00
_______________________________________________________________________________
===============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $297,979,759
============================================================================

EXPENSES:

Advisory fees                                                     27,971,979
----------------------------------------------------------------------------
Administrative services fees                                         777,303
----------------------------------------------------------------------------
Directors' fees                                                      117,144
----------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                         2,430,845
----------------------------------------------------------------------------
  Personal Investment Class                                           95,137
----------------------------------------------------------------------------
  Cash Management Class                                            3,230,880
----------------------------------------------------------------------------
  Reserve Class                                                      256,811
----------------------------------------------------------------------------
  Resource Class                                                   1,344,055
----------------------------------------------------------------------------
Transfer agent fees                                                2,729,806
----------------------------------------------------------------------------
Other                                                                 16,866
----------------------------------------------------------------------------
Filing fee refund                                                 (1,251,673)
============================================================================
    Total expenses                                                37,719,153
============================================================================
Less: Fees waived                                                (10,836,282)
----------------------------------------------------------------------------
    Net expenses                                                  26,882,871
============================================================================
Net investment income                                            271,096,888
============================================================================
Net realized gain from investment securities                         125,166
============================================================================
Net increase in net assets resulting from operations            $271,222,054
____________________________________________________________________________
============================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   271,096,888    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       125,166            929,565
===============================================================================================
    Net increase in net assets resulting from operations         271,222,054        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (211,522,749)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (5,799,869)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (119,914)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (44,700,595)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (163,552)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (8,790,209)       (30,374,835)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                         (8,194,589,693)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        97,162,955       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       (3,814,040)        18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                        1,185,968,568        260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    1,564,590         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (507,003,941)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets                     (7,420,586,395)     2,470,739,784
===============================================================================================

NET ASSETS:

  Beginning of period                                         37,318,945,505     34,848,205,721
===============================================================================================
  End of period                                              $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $29,895,777,843    $37,316,489,404
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                                   (502)              (502)
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities                                                     2,581,769          2,456,603
===============================================================================================
                                                             $29,898,359,110    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. In the Schedule of Investments each company is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. Effective September 9, 2002, AIM has voluntarily agreed to limit fund operating expenses, excluding distribution and service fees paid pursuant to the Rule 12b-1 plans, interest, taxes, extraordinary items and indirect expenses resulting from expense offset arrangements, if any, to 0.114%. Voluntary expense limitations may be rescinded, terminated or modified at any time without further notice to investors. For the six months ended February 28, 2003, AIM waived fees of $9,154,053.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $777,303 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $2,911,292 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash management Class, the Reserve Class and the Resource Class paid $1,458,507, $69,111, $2,584,704, $1,344,055 and $219,122, respectively, after Plan fees waived by FMC of $1,682,229.

    Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

    During the six months ended February 28, 2003, the Fund paid legal fees of $31,302 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each director who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                          SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                ------------------------------------   ------------------------------------
                                     SHARES             AMOUNT              SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            250,584,455,669   $ 250,584,455,669    586,514,671,312   $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class         5,442,591,953       5,442,591,953     17,787,233,352      17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           48,761,425          48,761,425        135,176,893         135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class           36,861,988,352      36,861,988,352     93,169,483,414      93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       50,728,441          50,728,441        132,778,052         132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                   4,176,897,331       4,176,897,331     11,871,763,813      11,871,763,813
===========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 55,399,032          55,399,032        191,080,549         191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class             2,371,030           2,371,030          9,235,046           9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class               94,686              94,686            222,812             222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class               27,748,293          27,748,293         84,049,065          84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                          175,567             175,567            217,048             217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                       8,225,680           8,225,680         27,437,407          27,437,407
===========================================================================================================
Reacquired:
  Institutional Class           (258,834,444,394)   (258,834,444,394)  (584,356,082,067)   (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class        (5,347,800,028)     (5,347,800,028)   (18,277,525,187)    (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class          (52,670,151)        (52,670,151)      (117,052,267)       (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class          (35,703,768,077)    (35,703,768,077)   (92,993,504,792)    (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                      (49,339,418)        (49,339,418)       (86,885,410)        (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class                  (4,692,126,952)     (4,692,126,952)   (11,622,488,821)    (11,622,488,821)
===========================================================================================================
                                  (7,420,711,561)  $  (7,420,711,561)     2,469,810,219   $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                             RESOURCE CLASS
                               ---------------------------------------------------------------------------
                               SIX MONTHS
                                  ENDED                            YEAR ENDED AUGUST 31,
                               FEBRUARY 28,      ---------------------------------------------------------
                                  2003              2002         2001         2000        1999      1998
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00   $     1.00   $     1.00   $   1.00   $  1.00
----------------------------------------------------------------------------------------------------------
Net investment income                 0.01             0.02         0.05         0.06       0.05      0.05
----------------------------------------------------------------------------------------------------------
Less distributions from net
  investment income                  (0.01)           (0.02)       (0.05)       (0.06)     (0.05)    (0.05)
==========================================================================================================
Net asset value, end of
  period                        $     1.00       $     1.00   $     1.00   $     1.00   $   1.00   $  1.00
__________________________________________________________________________________________________________
==========================================================================================================
Total return(a)                       0.64%            1.96%        5.33%        5.91%      4.96%     5.53%
__________________________________________________________________________________________________________
==========================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $1,039,156       $1,546,155   $1,269,405   $1,102,431   $306,758   $86,041
__________________________________________________________________________________________________________
==========================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    0.31%(b)         0.31%        0.30%        0.29%      0.29%     0.28%
----------------------------------------------------------------------------------------------------------
  Without fee waivers                 0.36%(b)         0.39%        0.39%        0.39%      0.38%     0.38%
==========================================================================================================
Ratio of net investment
  income to average net
  assets                              1.28%(b)         1.92%        4.99%        5.84%      4.82%     5.40%
__________________________________________________________________________________________________________
==========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $1,355,193,680.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                              CASH MANAGEMENT CLASS

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS

Frank S. Bayley                                                Robert H. Graham
Bruce L. Crockett                                            Prema Mathai-Davis
Albert R. Dowden                                               Lewis F. Pennock
Edward K. Dunn, Jr.                                             Ruth H. Quigley
Jack M. Fields                                                   Louis S. Sklar
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Gary T. Crum                                              Senior Vice President
Dana R. Sutton                                       Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President
Nancy L. Martin                                                       Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR

                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN

                              The Bank of New York
                                100 Church Street

                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor

                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue

                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



PRM-SAR-4

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                  DEAR SHAREHOLDER:

                  As the end of the six-month reporting period arrived on
(PHOTO OF         February 28, 2003, the U.S. economy continued to grow,
ROBERT H.         although the growth was uneven and uncertain. Gross domestic
GRAHAM)           product, the broadest measure of U.S. economic activity,
                  grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                      These mixed economic data prompted the U.S. Federal
                  Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Cash Management Class provided competitive performance; its monthly yield was 1.12%, and its seven-day yield was 1.12%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period the WAM was 17 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Cash Management Class stood at $645.5 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                   SEVEN-DAY
                                                 MONTHLY YIELD        YIELD

Prime Portfolio                                      1.12%           1.12%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--           1.00%           0.98%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--           0.95%           0.93%
Total Institutions Only


The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 277 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 591 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER-69.45%(a)

FINANCIALS-68.00%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.91%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 02/06/03; Cost $29,942,250)
  1.26%                                        04/02/03   $   30,000   $    29,966,400
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $27,957,526)
  1.27%                                        04/04/03       28,000        27,966,416
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $49,911,806)
  1.27%                                        04/15/03       50,000        49,920,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/02/03; Cost $23,329,343)
  1.30%                                        03/03/03       23,380        23,378,311
======================================================================================
                                                                           131,231,752
======================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-10.39%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/03; Cost $59,936,500)
  1.27%                                        03/21/03       60,000        59,957,667
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $101,008,436)
  1.26%                                        04/07/03      101,221       101,089,919
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $81,587,774)
  1.26%                                        04/10/03       81,748        81,633,553
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $101,008,436)
  1.26%                                        04/14/03      101,221       101,065,120
--------------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/17/03; Cost $66,982,755)
  1.28%                                        03/13/03       67,114        67,085,365
--------------------------------------------------------------------------------------
  (Acquired 01/16/03; Cost $30,002,594)
  1.29%                                        03/14/03       30,064        30,049,995
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $42,364,779)
  1.26%                                        04/01/03       42,445        42,398,947
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $22,001,699)
  1.26%                                        04/14/03       22,048        22,014,046
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-(CONTINUED)

Thunder Bay Funding, Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/22/03; Cost $30,004,139)
  1.28%                                        03/19/03   $   30,064   $    30,044,759
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $27,407,342)
  1.28%                                        03/20/03       27,463        27,444,447
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $90,538,782)
  1.27%                                        04/01/03       90,718        90,618,790
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $35,005,484)
  1.26%                                        04/02/03       35,073        35,033,718
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $26,775,154)
  1.27%                                        04/24/03       26,831        26,779,886
======================================================================================
                                                                           715,216,212
======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-10.95%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/25/03; Cost $99,851,833)
  1.27%                                        04/08/03      100,000        99,865,944
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $99,000,535)
  1.26%                                        03/19/03       99,188        99,125,512
--------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $54,887,464)
  1.27%                                        04/25/03       55,000        54,893,285
--------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $199,605,833)
  1.29%                                        03/04/03      200,000       199,978,500
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $99,869,472)
  1.27%                                        04/04/03      100,000        99,880,055
======================================================================================
                                                                           753,671,630
======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.98%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $64,869,567)
  1.29%                                        03/05/03       65,000        64,990,683
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $74,837,500)
  1.30%                                        03/07/03       75,000        74,983,750
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $79,892,756)
  1.27%                                        04/03/03       80,000        79,906,867
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b) (Acquired 01/17/03;
  Cost $55,342,587)
  1.28%                                        03/14/03   $   55,453   $    55,427,368
--------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/03; Cost $49,892,500)
  1.29%                                        03/17/03       50,000        49,971,333
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $19,958,700)
  1.26%                                        03/24/03       20,000        19,983,900
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $74,865,062)
  1.27%                                        03/27/03       75,000        74,931,208
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $74,862,417)
  1.27%                                        04/17/03       75,000        74,875,646
--------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/05/03; Cost $39,942,144)
  1.27%                                        03/18/03       40,000        39,976,011
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $39,933,678)
  1.27%                                        03/24/03       40,000        39,967,544
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $99,827,139)
  1.27%                                        03/26/03      100,000        99,911,806
--------------------------------------------------------------------------------------
Edison Asset Securitization, L.L.C. (GE
  Capital Corp.-ABS Program Sponsor)(b)
  (Acquired 01/03/03; Cost $147,016,105)
  1.30%                                        03/03/03      147,330       147,319,360
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  02/04/03; Cost $74,849,188)
  1.27%                                        04/02/03       75,000        74,915,333
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Capital Markets
  L.L.C.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $39,922,389)
  1.27%                                        03/20/03       40,000        39,973,189
--------------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b) (Acquired
  02/06/03; Cost $131,033,011)
  1.27%                                        03/13/03      131,195       131,139,461
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/08/03; Cost $27,113,532)
  1.29%                                        03/07/03       27,170        27,164,158
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $49,947,083)
  1.27%                                        03/26/03       50,000        49,955,903
--------------------------------------------------------------------------------------
  (Acquired 02/21/03; Cost $55,423,641)
  1.27%                                        04/01/03       55,500        55,439,305
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $49,895,000)
  1.26%                                        04/07/03       50,000        49,935,250
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $74,849,500)
  1.29%                                        03/05/03   $   75,000   $    74,989,250
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $49,893,472)
  1.30%                                        03/06/03       50,000        49,990,973
======================================================================================
                                                                         1,375,748,298
======================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-14.20%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/06/03; Cost $99,790,556)
  1.30%                                        03/05/03      100,000        99,985,556
--------------------------------------------------------------------------------------
  (Acquired 02/19/03; Cost $99,918,861)
  1.27%                                        03/14/03      100,000        99,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,790,000)
  1.26%                                        04/07/03      100,000        99,870,500
--------------------------------------------------------------------------------------
Ciesco L.P. (Citibank N.A.-ABS Program
  Sponsor)(b) (Acquired 02/13/03; Cost
  $13,326,638)
  1.26%                                        04/04/03       13,350        13,334,114
--------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $91,810,020)
  1.26%                                        03/24/03       92,000        91,925,940
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $49,895,000)
  1.26%                                        03/25/03       50,000        49,958,000
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,910,042)
  1.27%                                        03/27/03       50,000        49,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,897,694)
  1.27%                                        04/03/03       50,000        49,941,792
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $49,897,694)
  1.27%                                        04/04/03       50,000        49,940,028
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $30,949,694)
  1.27%                                        04/07/03       31,000        30,959,536
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $13,970,367)
  1.27%                                        04/25/03       14,000        13,972,836
--------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $27,941,721)
  1.27%                                        04/24/03       28,000        27,946,660
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $49,917,097)
  1.27%                                        03/12/03   $   50,000   $    49,980,597
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $49,898,667)
  1.28%                                        03/20/03       50,000        49,966,222
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $99,790,000)
  1.26%                                        03/25/03      100,000        99,916,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $74,842,500)
  1.26%                                        04/07/03       75,000        74,902,875
--------------------------------------------------------------------------------------
  (Acquired 02/27/03; Cost $24,947,083)
  1.27%                                        04/28/03       25,000        24,948,846
======================================================================================
                                                                           977,457,780
======================================================================================

BANKS-4.05%

Citicorp
  1.30%                                        03/06/03       50,000        49,990,972
--------------------------------------------------------------------------------------
  1.30%                                        03/07/03      100,000        99,978,333
--------------------------------------------------------------------------------------
Fifth Third Bancorp
  1.36%(b)                                     04/11/03       29,000        28,955,082
--------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/18/03      100,000        99,940,028
======================================================================================
                                                                           278,864,415
======================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.52%

General Electric Capital Corp.
  1.26%                                        04/09/03      150,000       149,795,250
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.26%                                        04/11/03      200,000       199,713,000
--------------------------------------------------------------------------------------
International Lease Finance Corp.
  1.26%                                        04/10/03      100,000        99,860,000
======================================================================================
                                                                           449,368,250
======================================================================================
    Total Financial                                                      4,681,558,337
______________________________________________________________________________________
======================================================================================
TELECOMMUNICATION SERVICES-1.45%

INTEGRATED TELECOMMUNICATION SERVICES-1.45%

SBC International Inc.
  1.26%                                        03/12/03       50,000        49,980,750
--------------------------------------------------------------------------------------
  1.26%                                        03/18/03       50,000        49,970,250
======================================================================================
    Total Telecommunication Services                                        99,951,000
======================================================================================
    Total Commercial Paper (Cost
      $4,781,509,337)                                                    4,781,509,337
______________________________________________________________________________________
======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-5.45%(c)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(d)                                     08/18/03   $  175,000   $   175,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.38%(e)                                     03/17/03      200,000       200,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $375,000,000)                                                        375,000,000
______________________________________________________________________________________
======================================================================================
CERTIFICATE OF DEPOSIT-2.90%

U.S. Bank N.A.-North Dakota
  1.29% (Cost $200,000,000)                    03/10/03      200,000       200,000,000
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.45%

Wells Fargo Bank N.A.
  1.29% (Cost $100,000,000)                    03/06/03      100,000       100,000,000
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.43%

Federal Home Loan Bank Disc. Notes,
  1.30% (Cost $29,537,867)(a)                  03/03/03       29,540        29,537,867
======================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,486,047,204)                                  5,486,047,204
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS-20.41%(f)

Morgan Stanley & Co. Inc.
  1.37%(g)                                     03/03/03      250,000       250,000,000
--------------------------------------------------------------------------------------
State Street Bank & Trust Co.
  1.30%(h)                                     03/03/03       90,000        90,000,000
--------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(i)                                     03/03/03    1,064,928     1,064,927,525
======================================================================================
    Total Repurchase Agreements (Cost
      $1,404,927,525)                                                    1,404,927,525
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS-100.09% (Cost
  $6,890,974,729)(j)                                                     6,890,974,729
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                                       (6,285,686)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100%                                                        $ 6,884,689,043
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $3,982,280,754, which represented 57.84% of the Fund's net assets. Of these securities, 0.004% of the Fund's net assets are considered to be illiquid.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $273,148,000 U.S. Treasury & Government obligations, 0% to 7.16% due 04/10/03 to 04/15/32 with an aggregate market value at 02/28/03 of $255,000,069.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $90,009,750. Collateralized by $91,920,000 U.S. Treasury obligations, 1.50% due 02/28/05 with a market value at 02/28/03 of $91,805,100.
(i) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $5,486,047,204
------------------------------------------------------------------------------
Repurchase agreements                                            1,404,927,525
------------------------------------------------------------------------------
Interest receivable                                                    970,068
------------------------------------------------------------------------------
Investment for deferred compensation plan                              198,468
------------------------------------------------------------------------------
Other assets                                                           187,491
==============================================================================
    Total assets                                                 6,892,330,756
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                          6,165,138
------------------------------------------------------------------------------
  Deferred compensation plan                                           198,468
------------------------------------------------------------------------------
Accrued distribution fees                                              342,693
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,725
------------------------------------------------------------------------------
Accrued transfer agent fees                                            181,417
------------------------------------------------------------------------------
Accrued operating expenses                                             746,272
==============================================================================
    Total liabilities                                                7,641,713
==============================================================================
Net assets applicable to shares outstanding                     $6,884,689,043
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $5,282,431,163
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  506,298,707
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  154,873,465
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  645,545,171
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  159,028,972
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  136,511,565
______________________________________________________________________________
==============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,282,444,883
______________________________________________________________________________
==============================================================================
Private Investment Class                                           506,356,457
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          154,815,162
______________________________________________________________________________
==============================================================================
Cash Management Class                                              645,573,535
______________________________________________________________________________
==============================================================================
Reserve Class                                                      159,029,038
______________________________________________________________________________
==============================================================================
Resource Class                                                     136,471,656
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $64,694,946
===========================================================================

EXPENSES:

Advisory fees                                                     6,344,959
---------------------------------------------------------------------------
Administrative services fees                                        344,762
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        1,240,507
---------------------------------------------------------------------------
  Personal Investment Class                                         619,330
---------------------------------------------------------------------------
  Cash Management Class                                             472,108
---------------------------------------------------------------------------
  Reserve Class                                                     858,650
---------------------------------------------------------------------------
  Resource Class                                                    190,966
---------------------------------------------------------------------------
Transfer agent fees                                                 682,053
---------------------------------------------------------------------------
Directors' fees                                                      29,670
---------------------------------------------------------------------------
Other                                                                50,047
===========================================================================
    Total expenses                                               10,833,052
===========================================================================
Less: Fees waived                                                (4,094,609)
===========================================================================
    Net expenses                                                  6,738,443
===========================================================================
Net investment income                                            57,956,503
===========================================================================
Net increase in net assets resulting from operations            $57,956,503
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $    57,956,503    $   194,565,853
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (1,014)
===============================================================================================
    Net increase in net assets resulting from operations          57,956,503        194,564,839
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (46,223,533)      (152,003,031)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (2,798,912)        (9,135,125)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (741,581)        (2,982,406)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (6,493,270)       (20,969,503)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (466,751)        (1,671,130)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,232,393)        (7,804,658)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (647,862,345)    (1,909,907,666)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         6,847,646        (73,145,194)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (22,619,096)       (38,793,383)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (328,469,384)      (165,758,781)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   12,519,887          2,060,196
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (77,137,580)      (239,950,953)
===============================================================================================
    Net increase (decrease) in net assets                     (1,056,720,809)    (2,425,496,795)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,941,409,852     10,366,906,647
===============================================================================================
  End of period                                              $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $ 6,883,260,747    $ 7,939,981,619
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,430,047          1,429,984
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                        (1,751)            (1,751)
===============================================================================================
                                                             $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,172,480.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $344,762 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $655,895 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $744,304 $449,839, $377,686, $734,830 and $152,773 respectively, after Plan fees waived by FMC of $922,129.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

  During the six months ended February 28, 2003, the Fund paid legal fees of $7,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            24,331,482,525    $ 24,331,482,525     49,867,711,739    $ 49,867,711,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,165,286,446       1,165,286,446      2,478,100,689       2,478,100,689
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         867,708,569         867,708,569      2,372,542,859       2,372,542,859
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,767,191,989       2,767,191,989      5,844,111,815       5,844,111,815
----------------------------------------------------------------------------------------------------------
  Reserve Class                   4,780,709,641       4,780,709,641      1,426,473,845       1,426,473,845
----------------------------------------------------------------------------------------------------------
  Resource Class                    486,638,359         486,638,359      2,197,934,978       2,197,934,978
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,072,478           3,072,478          9,850,826           9,850,826
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,490,857           1,490,857          4,909,338           4,909,338
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             716,655             716,655          3,033,277           3,033,277
----------------------------------------------------------------------------------------------------------
  Cash Management Class               2,856,037           2,856,037         13,867,829          13,867,829
----------------------------------------------------------------------------------------------------------
  Reserve Class                         465,406             465,406          1,755,442           1,755,442
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,277,576           1,277,576          8,321,610           8,321,610
==========================================================================================================
Reacquired:
  Institutional Class           (24,982,417,348)    (24,982,417,348)   (51,787,470,231)    (51,787,470,231)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,159,929,657)     (1,159,929,657)    (2,556,155,221)     (2,556,155,221)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (891,044,320)       (891,044,320)    (2,414,369,519)     (2,414,369,519)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (3,098,517,410)     (3,098,517,410)    (6,023,738,425)     (6,023,738,425)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (4,768,655,160)     (4,768,655,160)    (1,426,169,091)     (1,426,169,091)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (565,053,515)       (565,053,515)    (2,446,207,541)     (2,446,207,541)
==========================================================================================================
                                 (1,056,720,872)   $ (1,056,720,872)    (2,425,495,781)   $ (2,425,495,781)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                              CASH MANAGEMENT CLASS
                                   ----------------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                             YEAR ENDED AUGUST 31,
                                   FEBRUARY 28,      ----------------------------------------------------------
                                      2003             2002        2001         2000         1999        1998
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $     1.00   $     1.00   $     1.00   $   1.00
---------------------------------------------------------------------------------------------------------------
Net investment income                    0.01            0.02         0.05         0.06         0.05       0.05
---------------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                     (0.01)          (0.02)       (0.05)       (0.06)       (0.05)     (0.05)
===============================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $     1.00   $     1.00   $     1.00   $   1.00
_______________________________________________________________________________________________________________
===============================================================================================================
Total return(a)                          0.67%           1.93%        5.37%        6.00%        5.07%      5.62%
_______________________________________________________________________________________________________________
===============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $645,545        $974,016   $1,139,775   $1,157,412   $1,253,799   $862,207
_______________________________________________________________________________________________________________
===============================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.18%(b)        0.18%        0.17%        0.17%        0.17%      0.17%
---------------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.28%(b)        0.24%        0.19%        0.19%        0.19%      0.19%
===============================================================================================================
Ratio of net investment income to
  average net assets                     1.35%(b)        1.97%        5.33%        5.86%        4.94%      5.48%
_______________________________________________________________________________________________________________
===============================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $952,040,046.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                               INSTITUTIONAL CLASS

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS

Frank S. Bayley                                                 Robert H. Graham
Bruce L. Crockett                                             Prema Mathai-Davis
Albert R. Dowden                                                Lewis F. Pennock
Edward K. Dunn, Jr.                                              Ruth H. Quigley
Jack M. Fields                                                    Louis S. Sklar
Carl Frischling                                               Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street,
                                   51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


PRM-SAR-1

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

                    As the end of the six-month reporting period arrived on
(PHOTO OF           February 28, 2003, the U.S. economy continued to grow,
ROBERT H.           although the growth was uneven and uncertain. Gross domestic
GRAHAM)             product, the broadest measure of U.S. economic activity,
                    grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                        These mixed economic data prompted the U.S. Federal
                    Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Institutional Class provided competitive performance; its monthly yield was 1.20%, and its seven-day yield was 1.20%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period the WAM was 17 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Institutional Class stood at $5.3 billion at the close of the reporting period. (Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                    SEVEN-DAY
                                                 MONTHLY YIELD        YIELD
Prime Portfolio                                      1.20%            1.20%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--           1.00%            0.98%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--           0.95%            0.93%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 277 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 591 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

================================================================================

MONTHLY YIELD COMPARISON

Six months ended 2/28/03 (Yields are monthly yields for the month-ends shown.)

                                  (LINE CHART)


               SHORT-TERM INVESTMENTS CO.               iMONEYNET                               iMONEYNET
                    PRIME PORTFOLIO         MONEY FUND AVERAGES--TRADEMARK--        MONEY FUND AVERAGES--TRADEMARK--
                  INSTITUTIONAL CLASS         FIRST-TIER INSTITUTIONS ONLY               TOTAL INSTITUTIONS ONLY
9/02                     1.68                             1.42                                      1.46
10/02                    1.69                             1.4                                       1.45
11/02                    1.46                             1.2                                       1.26
12/02                    1.32                             1.07                                      1.12
1/03                     1.23                             0.99                                      1.05
2/03                     1.2                              0.95                                      1

=======================================================================================================================

================================================================================

WEIGHTED AVERAGE MATURITY COMPARISON

Six months ended 2/28/03

                                  (LINE CHART)



                           SHORT-TERM INVESTMENTS CO.                  iMONEYNET                            iMONEYNET
                                PRIME PORTFOLIO              MONEY FUND AVERAGES--TRADEMARK      MONEY FUND AVERAGES--TRADEMARK--
                              INSTITUTIONAL CLASS             FIRST-TIER INSTITUTIONS ONLY           TOTAL INSTITUTIONS ONLY
9/02                                   20                                  54                                   53
10/02                                  21                                  54                                   53
11/02                                  19                                  54                                   53
12/02                                  13                                  51                                   51
1/03                                   18                                  50                                   50
2/03                                   17                                  51                                   50

Source: iMoneyNet, Inc Financial Data, Inc. iMoneyNet, Inc. Money Fund  Report--Registered Trademark-- for weighted average maturities; iMoneyNet, Inc Money Fund Insight--Registered Trademark-- for monthly yields.
=================================================================================================================================

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER-69.45%(a)

FINANCIALS-68.00%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.91%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 02/06/03; Cost $29,942,250)
  1.26%                                        04/02/03   $   30,000   $    29,966,400
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $27,957,526)
  1.27%                                        04/04/03       28,000        27,966,416
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $49,911,806)
  1.27%                                        04/15/03       50,000        49,920,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/02/03; Cost $23,329,343)
  1.30%                                        03/03/03       23,380        23,378,311
======================================================================================
                                                                           131,231,752
======================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-10.39%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/03; Cost $59,936,500)
  1.27%                                        03/21/03       60,000        59,957,667
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $101,008,436)
  1.26%                                        04/07/03      101,221       101,089,919
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $81,587,774)
  1.26%                                        04/10/03       81,748        81,633,553
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $101,008,436)
  1.26%                                        04/14/03      101,221       101,065,120
--------------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/17/03; Cost $66,982,755)
  1.28%                                        03/13/03       67,114        67,085,365
--------------------------------------------------------------------------------------
  (Acquired 01/16/03; Cost $30,002,594)
  1.29%                                        03/14/03       30,064        30,049,995
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $42,364,779)
  1.26%                                        04/01/03       42,445        42,398,947
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $22,001,699)
  1.26%                                        04/14/03       22,048        22,014,046
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-(CONTINUED)

Thunder Bay Funding, Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/22/03; Cost $30,004,139)
  1.28%                                        03/19/03   $   30,064   $    30,044,759
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $27,407,342)
  1.28%                                        03/20/03       27,463        27,444,447
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $90,538,782)
  1.27%                                        04/01/03       90,718        90,618,790
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $35,005,484)
  1.26%                                        04/02/03       35,073        35,033,718
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $26,775,154)
  1.27%                                        04/24/03       26,831        26,779,886
======================================================================================
                                                                           715,216,212
======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-10.95%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/25/03; Cost $99,851,833)
  1.27%                                        04/08/03      100,000        99,865,944
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $99,000,535)
  1.26%                                        03/19/03       99,188        99,125,512
--------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $54,887,464)
  1.27%                                        04/25/03       55,000        54,893,285
--------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $199,605,833)
  1.29%                                        03/04/03      200,000       199,978,500
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $99,869,472)
  1.27%                                        04/04/03      100,000        99,880,055
======================================================================================
                                                                           753,671,630
======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.98%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $64,869,567)
  1.29%                                        03/05/03       65,000        64,990,683
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $74,837,500)
  1.30%                                        03/07/03       75,000        74,983,750
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $79,892,756)
  1.27%                                        04/03/03       80,000        79,906,867
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b) (Acquired 01/17/03;
  Cost $55,342,587)
  1.28%                                        03/14/03   $   55,453   $    55,427,368
--------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/03; Cost $49,892,500)
  1.29%                                        03/17/03       50,000        49,971,333
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $19,958,700)
  1.26%                                        03/24/03       20,000        19,983,900
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $74,865,062)
  1.27%                                        03/27/03       75,000        74,931,208
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $74,862,417)
  1.27%                                        04/17/03       75,000        74,875,646
--------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/05/03; Cost $39,942,144)
  1.27%                                        03/18/03       40,000        39,976,011
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $39,933,678)
  1.27%                                        03/24/03       40,000        39,967,544
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $99,827,139)
  1.27%                                        03/26/03      100,000        99,911,806
--------------------------------------------------------------------------------------
Edison Asset Securitization, L.L.C. (GE
  Capital Corp.-ABS Program Sponsor)(b)
  (Acquired 01/03/03; Cost $147,016,105)
  1.30%                                        03/03/03      147,330       147,319,360
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  02/04/03; Cost $74,849,188)
  1.27%                                        04/02/03       75,000        74,915,333
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Capital Markets
  L.L.C.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $39,922,389)
  1.27%                                        03/20/03       40,000        39,973,189
--------------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b) (Acquired
  02/06/03; Cost $131,033,011)
  1.27%                                        03/13/03      131,195       131,139,461
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/08/03; Cost $27,113,532)
  1.29%                                        03/07/03       27,170        27,164,158
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $49,947,083)
  1.27%                                        03/26/03       50,000        49,955,903
--------------------------------------------------------------------------------------
  (Acquired 02/21/03; Cost $55,423,641)
  1.27%                                        04/01/03       55,500        55,439,305
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $49,895,000)
  1.26%                                        04/07/03       50,000        49,935,250
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $74,849,500)
  1.29%                                        03/05/03   $   75,000   $    74,989,250
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $49,893,472)
  1.30%                                        03/06/03       50,000        49,990,973
======================================================================================
                                                                         1,375,748,298
======================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-14.20%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/06/03; Cost $99,790,556)
  1.30%                                        03/05/03      100,000        99,985,556
--------------------------------------------------------------------------------------
  (Acquired 02/19/03; Cost $99,918,861)
  1.27%                                        03/14/03      100,000        99,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,790,000)
  1.26%                                        04/07/03      100,000        99,870,500
--------------------------------------------------------------------------------------
Ciesco L.P. (Citibank N.A.-ABS Program
  Sponsor)(b) (Acquired 02/13/03; Cost
  $13,326,638)
  1.26%                                        04/04/03       13,350        13,334,114
--------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $91,810,020)
  1.26%                                        03/24/03       92,000        91,925,940
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $49,895,000)
  1.26%                                        03/25/03       50,000        49,958,000
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,910,042)
  1.27%                                        03/27/03       50,000        49,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,897,694)
  1.27%                                        04/03/03       50,000        49,941,792
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $49,897,694)
  1.27%                                        04/04/03       50,000        49,940,028
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $30,949,694)
  1.27%                                        04/07/03       31,000        30,959,536
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $13,970,367)
  1.27%                                        04/25/03       14,000        13,972,836
--------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $27,941,721)
  1.27%                                        04/24/03       28,000        27,946,660
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $49,917,097)
  1.27%                                        03/12/03   $   50,000   $    49,980,597
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $49,898,667)
  1.28%                                        03/20/03       50,000        49,966,222
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $99,790,000)
  1.26%                                        03/25/03      100,000        99,916,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $74,842,500)
  1.26%                                        04/07/03       75,000        74,902,875
--------------------------------------------------------------------------------------
  (Acquired 02/27/03; Cost $24,947,083)
  1.27%                                        04/28/03       25,000        24,948,846
======================================================================================
                                                                           977,457,780
======================================================================================

BANKS-4.05%

Citicorp
  1.30%                                        03/06/03       50,000        49,990,972
--------------------------------------------------------------------------------------
  1.30%                                        03/07/03      100,000        99,978,333
--------------------------------------------------------------------------------------
Fifth Third Bancorp
  1.36%(b)                                     04/11/03       29,000        28,955,082
--------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/18/03      100,000        99,940,028
======================================================================================
                                                                           278,864,415
======================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.52%

General Electric Capital Corp.
  1.26%                                        04/09/03      150,000       149,795,250
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.26%                                        04/11/03      200,000       199,713,000
--------------------------------------------------------------------------------------
International Lease Finance Corp.
  1.26%                                        04/10/03      100,000        99,860,000
======================================================================================
                                                                           449,368,250
======================================================================================
    Total Financial                                                      4,681,558,337
______________________________________________________________________________________
======================================================================================
TELECOMMUNICATION SERVICES-1.45%

INTEGRATED TELECOMMUNICATION SERVICES-1.45%

SBC International Inc.
  1.26%                                        03/12/03       50,000        49,980,750
--------------------------------------------------------------------------------------
  1.26%                                        03/18/03       50,000        49,970,250
======================================================================================
    Total Telecommunication Services                                        99,951,000
======================================================================================
    Total Commercial Paper (Cost
      $4,781,509,337)                                                    4,781,509,337
______________________________________________________________________________________
======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-5.45%(c)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(d)                                     08/18/03   $  175,000   $   175,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.38%(e)                                     03/17/03      200,000       200,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $375,000,000)                                                        375,000,000
______________________________________________________________________________________
======================================================================================
CERTIFICATE OF DEPOSIT-2.90%

U.S. Bank N.A.-North Dakota
  1.29% (Cost $200,000,000)                    03/10/03      200,000       200,000,000
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.45%

Wells Fargo Bank N.A.
  1.29% (Cost $100,000,000)                    03/06/03      100,000       100,000,000
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.43%

Federal Home Loan Bank Disc. Notes,
  1.30% (Cost $29,537,867)(a)                  03/03/03       29,540        29,537,867
======================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,486,047,204)                                  5,486,047,204
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS-20.41%(f)

Morgan Stanley & Co. Inc.
  1.37%(g)                                     03/03/03      250,000       250,000,000
--------------------------------------------------------------------------------------
State Street Bank & Trust Co.
  1.30%(h)                                     03/03/03       90,000        90,000,000
--------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(i)                                     03/03/03    1,064,928     1,064,927,525
======================================================================================
    Total Repurchase Agreements (Cost
      $1,404,927,525)                                                    1,404,927,525
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS-100.09% (Cost
  $6,890,974,729)(j)                                                     6,890,974,729
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                                       (6,285,686)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100%                                                        $ 6,884,689,043
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $3,982,280,754, which represented 57.84% of the Fund's net assets. Of these securities, 0.004% of the Fund's net assets are considered to be illiquid.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $273,148,000 U.S. Treasury & Government obligations, 0% to 7.16% due 04/10/03 to 04/15/32 with an aggregate market value at 02/28/03 of $255,000,069.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $90,009,750. Collateralized by $91,920,000 U.S. Treasury obligations, 1.50% due 02/28/05 with a market value at 02/28/03 of $91,805,100.
(i) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $5,486,047,204
------------------------------------------------------------------------------
Repurchase agreements                                            1,404,927,525
------------------------------------------------------------------------------
Interest receivable                                                    970,068
------------------------------------------------------------------------------
Investment for deferred compensation plan                              198,468
------------------------------------------------------------------------------
Other assets                                                           187,491
==============================================================================
    Total assets                                                 6,892,330,756
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                          6,165,138
------------------------------------------------------------------------------
  Deferred compensation plan                                           198,468
------------------------------------------------------------------------------
Accrued distribution fees                                              342,693
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,725
------------------------------------------------------------------------------
Accrued transfer agent fees                                            181,417
------------------------------------------------------------------------------
Accrued operating expenses                                             746,272
==============================================================================
    Total liabilities                                                7,641,713
==============================================================================
Net assets applicable to shares outstanding                     $6,884,689,043
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $5,282,431,163
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  506,298,707
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  154,873,465
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  645,545,171
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  159,028,972
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  136,511,565
______________________________________________________________________________
==============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,282,444,883
______________________________________________________________________________
==============================================================================
Private Investment Class                                           506,356,457
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          154,815,162
______________________________________________________________________________
==============================================================================
Cash Management Class                                              645,573,535
______________________________________________________________________________
==============================================================================
Reserve Class                                                      159,029,038
______________________________________________________________________________
==============================================================================
Resource Class                                                     136,471,656
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $64,694,946
===========================================================================

EXPENSES:

Advisory fees                                                     6,344,959
---------------------------------------------------------------------------
Administrative services fees                                        344,762
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        1,240,507
---------------------------------------------------------------------------
  Personal Investment Class                                         619,330
---------------------------------------------------------------------------
  Cash Management Class                                             472,108
---------------------------------------------------------------------------
  Reserve Class                                                     858,650
---------------------------------------------------------------------------
  Resource Class                                                    190,966
---------------------------------------------------------------------------
Transfer agent fees                                                 682,053
---------------------------------------------------------------------------
Directors' fees                                                      29,670
---------------------------------------------------------------------------
Other                                                                50,047
===========================================================================
    Total expenses                                               10,833,052
===========================================================================
Less: Fees waived                                                (4,094,609)
===========================================================================
    Net expenses                                                  6,738,443
===========================================================================
Net investment income                                            57,956,503
===========================================================================
Net increase in net assets resulting from operations            $57,956,503
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $    57,956,503    $   194,565,853
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (1,014)
===============================================================================================
    Net increase in net assets resulting from operations          57,956,503        194,564,839
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (46,223,533)      (152,003,031)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (2,798,912)        (9,135,125)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (741,581)        (2,982,406)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (6,493,270)       (20,969,503)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (466,751)        (1,671,130)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,232,393)        (7,804,658)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (647,862,345)    (1,909,907,666)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         6,847,646        (73,145,194)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (22,619,096)       (38,793,383)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (328,469,384)      (165,758,781)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   12,519,887          2,060,196
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (77,137,580)      (239,950,953)
===============================================================================================
    Net increase (decrease) in net assets                     (1,056,720,809)    (2,425,496,795)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,941,409,852     10,366,906,647
===============================================================================================
  End of period                                              $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $ 6,883,260,747    $ 7,939,981,619
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,430,047          1,429,984
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                        (1,751)            (1,751)
===============================================================================================
                                                             $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,172,480.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $344,762 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $655,895 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $744,304 $449,839, $377,686, $734,830 and $152,773 respectively, after Plan fees waived by FMC of $922,129.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

  During the six months ended February 28, 2003, the Fund paid legal fees of $7,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            24,331,482,525    $ 24,331,482,525     49,867,711,739    $ 49,867,711,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,165,286,446       1,165,286,446      2,478,100,689       2,478,100,689
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         867,708,569         867,708,569      2,372,542,859       2,372,542,859
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,767,191,989       2,767,191,989      5,844,111,815       5,844,111,815
----------------------------------------------------------------------------------------------------------
  Reserve Class                   4,780,709,641       4,780,709,641      1,426,473,845       1,426,473,845
----------------------------------------------------------------------------------------------------------
  Resource Class                    486,638,359         486,638,359      2,197,934,978       2,197,934,978
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,072,478           3,072,478          9,850,826           9,850,826
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,490,857           1,490,857          4,909,338           4,909,338
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             716,655             716,655          3,033,277           3,033,277
----------------------------------------------------------------------------------------------------------
  Cash Management Class               2,856,037           2,856,037         13,867,829          13,867,829
----------------------------------------------------------------------------------------------------------
  Reserve Class                         465,406             465,406          1,755,442           1,755,442
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,277,576           1,277,576          8,321,610           8,321,610
==========================================================================================================
Reacquired:
  Institutional Class           (24,982,417,348)    (24,982,417,348)   (51,787,470,231)    (51,787,470,231)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,159,929,657)     (1,159,929,657)    (2,556,155,221)     (2,556,155,221)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (891,044,320)       (891,044,320)    (2,414,369,519)     (2,414,369,519)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (3,098,517,410)     (3,098,517,410)    (6,023,738,425)     (6,023,738,425)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (4,768,655,160)     (4,768,655,160)    (1,426,169,091)     (1,426,169,091)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (565,053,515)       (565,053,515)    (2,446,207,541)     (2,446,207,541)
==========================================================================================================
                                 (1,056,720,872)   $ (1,056,720,872)    (2,425,495,781)   $ (2,425,495,781)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                INSTITUTIONAL CLASS
                                 ---------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED                               YEAR ENDED AUGUST 31,
                                 FEBRUARY 28,      ---------------------------------------------------------------
                                    2003              2002         2001         2000          1999         1998
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $     1.00       $     1.00   $     1.00   $      1.00   $     1.00   $     1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                   0.01             0.02         0.05          0.06         0.05         0.06
------------------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)           (0.02)       (0.05)        (0.06)       (0.05)       (0.06)
==================================================================================================================
Net asset value, end of period    $     1.00       $     1.00   $     1.00   $      1.00   $     1.00   $     1.00
__________________________________________________________________________________________________________________
==================================================================================================================
Total return(a)                         0.71%            2.01%        5.46%         6.08%        5.15%        5.71%
__________________________________________________________________________________________________________________
==================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $5,282,431       $5,930,291   $7,840,199   $11,874,103   $6,210,056   $5,843,813
__________________________________________________________________________________________________________________
==================================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                      0.10%(b)         0.10%        0.09%         0.09%        0.09%        0.09%
------------------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.18%(b)         0.14%          --            --           --           --
==================================================================================================================
Ratio of net investment income
  to average net assets                 1.43%(b)         2.05%        5.41%         5.94%        5.02%        5.56%
__________________________________________________________________________________________________________________
==================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $6,545,475,558.

                       SHORT-TERM INVESTMENTS CO. (STIC)

                                PRIME PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                                 (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--


                                    DIRECTORS

Frank S. Bayley                                                Robert H. Graham
Bruce L. Crockett                                            Prema Mathai-Davis
Albert R. Dowden                                               Lewis F. Pennock
Edward K. Dunn, Jr.                                             Ruth H. Quigley
Jack M. Fields                                                   Louis S. Sklar
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Gary T. Crum                                              Senior Vice President
Dana R. Sutton                                       Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President
Nancy L. Martin                                                       Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue

                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


PRM-SAR-3

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                  DEAR SHAREHOLDER:

                  As the end of the six-month reporting period arrived on
(PHOTO OF         February 28, 2003, the U.S. economy continued to grow,
ROBERT H.         although the growth was uneven and uncertain. Gross domestic
GRAHAM)           product, the broadest measure of U.S. economic activity,
                  grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                      These mixed economic data prompted the U.S. Federal
                  Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Personal Investment Class provided monthly yield of 0.65%, and its seven-day yield was 0.65%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period the WAM was 17 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Personal Investment Class stood at $154.9 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER-69.45%(a)

FINANCIALS-68.00%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.91%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 02/06/03; Cost $29,942,250)
  1.26%                                        04/02/03   $   30,000   $    29,966,400
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $27,957,526)
  1.27%                                        04/04/03       28,000        27,966,416
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $49,911,806)
  1.27%                                        04/15/03       50,000        49,920,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/02/03; Cost $23,329,343)
  1.30%                                        03/03/03       23,380        23,378,311
======================================================================================
                                                                           131,231,752
======================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-10.39%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/03; Cost $59,936,500)
  1.27%                                        03/21/03       60,000        59,957,667
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $101,008,436)
  1.26%                                        04/07/03      101,221       101,089,919
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $81,587,774)
  1.26%                                        04/10/03       81,748        81,633,553
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $101,008,436)
  1.26%                                        04/14/03      101,221       101,065,120
--------------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/17/03; Cost $66,982,755)
  1.28%                                        03/13/03       67,114        67,085,365
--------------------------------------------------------------------------------------
  (Acquired 01/16/03; Cost $30,002,594)
  1.29%                                        03/14/03       30,064        30,049,995
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $42,364,779)
  1.26%                                        04/01/03       42,445        42,398,947
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $22,001,699)
  1.26%                                        04/14/03       22,048        22,014,046
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-(CONTINUED)

Thunder Bay Funding, Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/22/03; Cost $30,004,139)
  1.28%                                        03/19/03   $   30,064   $    30,044,759
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $27,407,342)
  1.28%                                        03/20/03       27,463        27,444,447
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $90,538,782)
  1.27%                                        04/01/03       90,718        90,618,790
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $35,005,484)
  1.26%                                        04/02/03       35,073        35,033,718
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $26,775,154)
  1.27%                                        04/24/03       26,831        26,779,886
======================================================================================
                                                                           715,216,212
======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-10.95%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/25/03; Cost $99,851,833)
  1.27%                                        04/08/03      100,000        99,865,944
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $99,000,535)
  1.26%                                        03/19/03       99,188        99,125,512
--------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $54,887,464)
  1.27%                                        04/25/03       55,000        54,893,285
--------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $199,605,833)
  1.29%                                        03/04/03      200,000       199,978,500
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $99,869,472)
  1.27%                                        04/04/03      100,000        99,880,055
======================================================================================
                                                                           753,671,630
======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.98%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $64,869,567)
  1.29%                                        03/05/03       65,000        64,990,683
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $74,837,500)
  1.30%                                        03/07/03       75,000        74,983,750
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $79,892,756)
  1.27%                                        04/03/03       80,000        79,906,867
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b) (Acquired 01/17/03;
  Cost $55,342,587)
  1.28%                                        03/14/03   $   55,453   $    55,427,368
--------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/03; Cost $49,892,500)
  1.29%                                        03/17/03       50,000        49,971,333
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $19,958,700)
  1.26%                                        03/24/03       20,000        19,983,900
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $74,865,062)
  1.27%                                        03/27/03       75,000        74,931,208
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $74,862,417)
  1.27%                                        04/17/03       75,000        74,875,646
--------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/05/03; Cost $39,942,144)
  1.27%                                        03/18/03       40,000        39,976,011
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $39,933,678)
  1.27%                                        03/24/03       40,000        39,967,544
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $99,827,139)
  1.27%                                        03/26/03      100,000        99,911,806
--------------------------------------------------------------------------------------
Edison Asset Securitization, L.L.C. (GE
  Capital Corp.-ABS Program Sponsor)(b)
  (Acquired 01/03/03; Cost $147,016,105)
  1.30%                                        03/03/03      147,330       147,319,360
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  02/04/03; Cost $74,849,188)
  1.27%                                        04/02/03       75,000        74,915,333
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Capital Markets
  L.L.C.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $39,922,389)
  1.27%                                        03/20/03       40,000        39,973,189
--------------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b) (Acquired
  02/06/03; Cost $131,033,011)
  1.27%                                        03/13/03      131,195       131,139,461
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/08/03; Cost $27,113,532)
  1.29%                                        03/07/03       27,170        27,164,158
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $49,947,083)
  1.27%                                        03/26/03       50,000        49,955,903
--------------------------------------------------------------------------------------
  (Acquired 02/21/03; Cost $55,423,641)
  1.27%                                        04/01/03       55,500        55,439,305
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $49,895,000)
  1.26%                                        04/07/03       50,000        49,935,250
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $74,849,500)
  1.29%                                        03/05/03   $   75,000   $    74,989,250
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $49,893,472)
  1.30%                                        03/06/03       50,000        49,990,973
======================================================================================
                                                                         1,375,748,298
======================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-14.20%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/06/03; Cost $99,790,556)
  1.30%                                        03/05/03      100,000        99,985,556
--------------------------------------------------------------------------------------
  (Acquired 02/19/03; Cost $99,918,861)
  1.27%                                        03/14/03      100,000        99,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,790,000)
  1.26%                                        04/07/03      100,000        99,870,500
--------------------------------------------------------------------------------------
Ciesco L.P. (Citibank N.A.-ABS Program
  Sponsor)(b) (Acquired 02/13/03; Cost
  $13,326,638)
  1.26%                                        04/04/03       13,350        13,334,114
--------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $91,810,020)
  1.26%                                        03/24/03       92,000        91,925,940
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $49,895,000)
  1.26%                                        03/25/03       50,000        49,958,000
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,910,042)
  1.27%                                        03/27/03       50,000        49,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,897,694)
  1.27%                                        04/03/03       50,000        49,941,792
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $49,897,694)
  1.27%                                        04/04/03       50,000        49,940,028
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $30,949,694)
  1.27%                                        04/07/03       31,000        30,959,536
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $13,970,367)
  1.27%                                        04/25/03       14,000        13,972,836
--------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $27,941,721)
  1.27%                                        04/24/03       28,000        27,946,660
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $49,917,097)
  1.27%                                        03/12/03   $   50,000   $    49,980,597
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $49,898,667)
  1.28%                                        03/20/03       50,000        49,966,222
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $99,790,000)
  1.26%                                        03/25/03      100,000        99,916,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $74,842,500)
  1.26%                                        04/07/03       75,000        74,902,875
--------------------------------------------------------------------------------------
  (Acquired 02/27/03; Cost $24,947,083)
  1.27%                                        04/28/03       25,000        24,948,846
======================================================================================
                                                                           977,457,780
======================================================================================

BANKS-4.05%

Citicorp
  1.30%                                        03/06/03       50,000        49,990,972
--------------------------------------------------------------------------------------
  1.30%                                        03/07/03      100,000        99,978,333
--------------------------------------------------------------------------------------
Fifth Third Bancorp
  1.36%(b)                                     04/11/03       29,000        28,955,082
--------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/18/03      100,000        99,940,028
======================================================================================
                                                                           278,864,415
======================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.52%

General Electric Capital Corp.
  1.26%                                        04/09/03      150,000       149,795,250
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.26%                                        04/11/03      200,000       199,713,000
--------------------------------------------------------------------------------------
International Lease Finance Corp.
  1.26%                                        04/10/03      100,000        99,860,000
======================================================================================
                                                                           449,368,250
======================================================================================
    Total Financial                                                      4,681,558,337
______________________________________________________________________________________
======================================================================================
TELECOMMUNICATION SERVICES-1.45%

INTEGRATED TELECOMMUNICATION SERVICES-1.45%

SBC International Inc.
  1.26%                                        03/12/03       50,000        49,980,750
--------------------------------------------------------------------------------------
  1.26%                                        03/18/03       50,000        49,970,250
======================================================================================
    Total Telecommunication Services                                        99,951,000
======================================================================================
    Total Commercial Paper (Cost
      $4,781,509,337)                                                    4,781,509,337
______________________________________________________________________________________
======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-5.45%(c)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(d)                                     08/18/03   $  175,000   $   175,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.38%(e)                                     03/17/03      200,000       200,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $375,000,000)                                                        375,000,000
______________________________________________________________________________________
======================================================================================
CERTIFICATE OF DEPOSIT-2.90%

U.S. Bank N.A.-North Dakota
  1.29% (Cost $200,000,000)                    03/10/03      200,000       200,000,000
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.45%

Wells Fargo Bank N.A.
  1.29% (Cost $100,000,000)                    03/06/03      100,000       100,000,000
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.43%

Federal Home Loan Bank Disc. Notes,
  1.30% (Cost $29,537,867)(a)                  03/03/03       29,540        29,537,867
======================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,486,047,204)                                  5,486,047,204
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS-20.41%(f)

Morgan Stanley & Co. Inc.
  1.37%(g)                                     03/03/03      250,000       250,000,000
--------------------------------------------------------------------------------------
State Street Bank & Trust Co.
  1.30%(h)                                     03/03/03       90,000        90,000,000
--------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(i)                                     03/03/03    1,064,928     1,064,927,525
======================================================================================
    Total Repurchase Agreements (Cost
      $1,404,927,525)                                                    1,404,927,525
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS-100.09% (Cost
  $6,890,974,729)(j)                                                     6,890,974,729
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                                       (6,285,686)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100%                                                        $ 6,884,689,043
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $3,982,280,754, which represented 57.84% of the Fund's net assets. Of these securities, 0.004% of the Fund's net assets are considered to be illiquid.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $273,148,000 U.S. Treasury & Government obligations, 0% to 7.16% due 04/10/03 to 04/15/32 with an aggregate market value at 02/28/03 of $255,000,069.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $90,009,750. Collateralized by $91,920,000 U.S. Treasury obligations, 1.50% due 02/28/05 with a market value at 02/28/03 of $91,805,100.
(i) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $5,486,047,204
------------------------------------------------------------------------------
Repurchase agreements                                            1,404,927,525
------------------------------------------------------------------------------
Interest receivable                                                    970,068
------------------------------------------------------------------------------
Investment for deferred compensation plan                              198,468
------------------------------------------------------------------------------
Other assets                                                           187,491
==============================================================================
    Total assets                                                 6,892,330,756
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                          6,165,138
------------------------------------------------------------------------------
  Deferred compensation plan                                           198,468
------------------------------------------------------------------------------
Accrued distribution fees                                              342,693
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,725
------------------------------------------------------------------------------
Accrued transfer agent fees                                            181,417
------------------------------------------------------------------------------
Accrued operating expenses                                             746,272
==============================================================================
    Total liabilities                                                7,641,713
==============================================================================
Net assets applicable to shares outstanding                     $6,884,689,043
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $5,282,431,163
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  506,298,707
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  154,873,465
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  645,545,171
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  159,028,972
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  136,511,565
______________________________________________________________________________
==============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,282,444,883
______________________________________________________________________________
==============================================================================
Private Investment Class                                           506,356,457
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          154,815,162
______________________________________________________________________________
==============================================================================
Cash Management Class                                              645,573,535
______________________________________________________________________________
==============================================================================
Reserve Class                                                      159,029,038
______________________________________________________________________________
==============================================================================
Resource Class                                                     136,471,656
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $64,694,946
===========================================================================

EXPENSES:

Advisory fees                                                     6,344,959
---------------------------------------------------------------------------
Administrative services fees                                        344,762
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        1,240,507
---------------------------------------------------------------------------
  Personal Investment Class                                         619,330
---------------------------------------------------------------------------
  Cash Management Class                                             472,108
---------------------------------------------------------------------------
  Reserve Class                                                     858,650
---------------------------------------------------------------------------
  Resource Class                                                    190,966
---------------------------------------------------------------------------
Transfer agent fees                                                 682,053
---------------------------------------------------------------------------
Directors' fees                                                      29,670
---------------------------------------------------------------------------
Other                                                                50,047
===========================================================================
    Total expenses                                               10,833,052
===========================================================================
Less: Fees waived                                                (4,094,609)
===========================================================================
    Net expenses                                                  6,738,443
===========================================================================
Net investment income                                            57,956,503
===========================================================================
Net increase in net assets resulting from operations            $57,956,503
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $    57,956,503    $   194,565,853
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (1,014)
===============================================================================================
    Net increase in net assets resulting from operations          57,956,503        194,564,839
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (46,223,533)      (152,003,031)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (2,798,912)        (9,135,125)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (741,581)        (2,982,406)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (6,493,270)       (20,969,503)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (466,751)        (1,671,130)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,232,393)        (7,804,658)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (647,862,345)    (1,909,907,666)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         6,847,646        (73,145,194)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (22,619,096)       (38,793,383)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (328,469,384)      (165,758,781)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   12,519,887          2,060,196
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (77,137,580)      (239,950,953)
===============================================================================================
    Net increase (decrease) in net assets                     (1,056,720,809)    (2,425,496,795)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,941,409,852     10,366,906,647
===============================================================================================
  End of period                                              $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $ 6,883,260,747    $ 7,939,981,619
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,430,047          1,429,984
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                        (1,751)            (1,751)
===============================================================================================
                                                             $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,172,480.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $344,762 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $655,895 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $744,304 $449,839, $377,686, $734,830 and $152,773 respectively, after Plan fees waived by FMC of $922,129.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

  During the six months ended February 28, 2003, the Fund paid legal fees of $7,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            24,331,482,525    $ 24,331,482,525     49,867,711,739    $ 49,867,711,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,165,286,446       1,165,286,446      2,478,100,689       2,478,100,689
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         867,708,569         867,708,569      2,372,542,859       2,372,542,859
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,767,191,989       2,767,191,989      5,844,111,815       5,844,111,815
----------------------------------------------------------------------------------------------------------
  Reserve Class                   4,780,709,641       4,780,709,641      1,426,473,845       1,426,473,845
----------------------------------------------------------------------------------------------------------
  Resource Class                    486,638,359         486,638,359      2,197,934,978       2,197,934,978
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,072,478           3,072,478          9,850,826           9,850,826
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,490,857           1,490,857          4,909,338           4,909,338
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             716,655             716,655          3,033,277           3,033,277
----------------------------------------------------------------------------------------------------------
  Cash Management Class               2,856,037           2,856,037         13,867,829          13,867,829
----------------------------------------------------------------------------------------------------------
  Reserve Class                         465,406             465,406          1,755,442           1,755,442
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,277,576           1,277,576          8,321,610           8,321,610
==========================================================================================================
Reacquired:
  Institutional Class           (24,982,417,348)    (24,982,417,348)   (51,787,470,231)    (51,787,470,231)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,159,929,657)     (1,159,929,657)    (2,556,155,221)     (2,556,155,221)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (891,044,320)       (891,044,320)    (2,414,369,519)     (2,414,369,519)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (3,098,517,410)     (3,098,517,410)    (6,023,738,425)     (6,023,738,425)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (4,768,655,160)     (4,768,655,160)    (1,426,169,091)     (1,426,169,091)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (565,053,515)       (565,053,515)    (2,446,207,541)     (2,446,207,541)
==========================================================================================================
                                 (1,056,720,872)   $ (1,056,720,872)    (2,425,495,781)   $ (2,425,495,781)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                          PERSONAL INVESTMENT CLASS
                                    ---------------------------------------------------------------------
                                    SIX MONTHS
                                      ENDED                          YEAR ENDED AUGUST 31,
                                    FEBRUARY 28,      ---------------------------------------------------
                                       2003             2002       2001       2000      1999       1998
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                              $   1.00        $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
---------------------------------------------------------------------------------------------------------
Net investment income                    0.004            0.02       0.05       0.05      0.05       0.05
---------------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                (0.004)          (0.02)     (0.05)     (0.05)    (0.05)     (0.05)
=========================================================================================================
Net asset value, end of period        $   1.00        $   1.00   $   1.00   $   1.00   $  1.00   $   1.00
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                           0.44%           1.50%      4.93%      5.55%     4.63%      5.18%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $154,873        $177,493   $216,286   $142,235   $87,754   $140,087
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.65%(b)        0.60%      0.59%      0.59%     0.59%      0.59%
---------------------------------------------------------------------------------------------------------
  Without fee waivers                     0.93%(b)        0.89%      0.84%      0.84%     0.84%      0.84%
=========================================================================================================
Ratio of net investment income to
  average net assets                      0.88%(b)        1.55%      4.91%      5.44%     4.52%      5.06%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $166,523,395.

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS

Frank S. Bayley                                              Robert H. Graham
Bruce L. Crockett                                          Prema Mathai-Davis
Albert R. Dowden                                             Lewis F. Pennock
Edward K. Dunn, Jr.                                           Ruth H. Quigley
Jack M. Fields                                                 Louis S. Sklar
Carl Frischling                                            Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                         Chairman & President
Mark H. Williamson                                   Executive Vice President
Gary T. Crum                                            Senior Vice President
Dana R. Sutton                                     Vice President & Treasurer
Stuart W. Coco                                                 Vice President
Melville B. Cox                                                Vice President
Karen Dunn Kelley                                              Vice President
Edgar M. Larsen                                                Vice President
Nancy L. Martin                                                     Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street,
                                   51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP

                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


PRM-SAR-2

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                  DEAR SHAREHOLDER:

                  As the end of the six-month reporting period arrived on
(PHOTO OF         February 28, 2003, the U.S. economy continued to grow,
ROBERT H.         although the growth was uneven and uncertain. Gross domestic
GRAHAM)           product, the broadest measure of U.S. economic activity,
                  grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                      These mixed economic data prompted the U.S. Federal
                  Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Private Investment Class provided a monthly yield of 0.90%, and its seven-day yield was 0.90%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period the WAM was 17 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Private Investment Class stood at $506.3 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

                                                                     (continued)

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER-69.45%(a)

FINANCIALS-68.00%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.91%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 02/06/03; Cost $29,942,250)
  1.26%                                        04/02/03   $   30,000   $    29,966,400
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $27,957,526)
  1.27%                                        04/04/03       28,000        27,966,416
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $49,911,806)
  1.27%                                        04/15/03       50,000        49,920,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/02/03; Cost $23,329,343)
  1.30%                                        03/03/03       23,380        23,378,311
======================================================================================
                                                                           131,231,752
======================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-10.39%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/03; Cost $59,936,500)
  1.27%                                        03/21/03       60,000        59,957,667
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $101,008,436)
  1.26%                                        04/07/03      101,221       101,089,919
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $81,587,774)
  1.26%                                        04/10/03       81,748        81,633,553
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $101,008,436)
  1.26%                                        04/14/03      101,221       101,065,120
--------------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/17/03; Cost $66,982,755)
  1.28%                                        03/13/03       67,114        67,085,365
--------------------------------------------------------------------------------------
  (Acquired 01/16/03; Cost $30,002,594)
  1.29%                                        03/14/03       30,064        30,049,995
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $42,364,779)
  1.26%                                        04/01/03       42,445        42,398,947
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $22,001,699)
  1.26%                                        04/14/03       22,048        22,014,046
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-(CONTINUED)

Thunder Bay Funding, Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/22/03; Cost $30,004,139)
  1.28%                                        03/19/03   $   30,064   $    30,044,759
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $27,407,342)
  1.28%                                        03/20/03       27,463        27,444,447
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $90,538,782)
  1.27%                                        04/01/03       90,718        90,618,790
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $35,005,484)
  1.26%                                        04/02/03       35,073        35,033,718
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $26,775,154)
  1.27%                                        04/24/03       26,831        26,779,886
======================================================================================
                                                                           715,216,212
======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-10.95%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/25/03; Cost $99,851,833)
  1.27%                                        04/08/03      100,000        99,865,944
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $99,000,535)
  1.26%                                        03/19/03       99,188        99,125,512
--------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $54,887,464)
  1.27%                                        04/25/03       55,000        54,893,285
--------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $199,605,833)
  1.29%                                        03/04/03      200,000       199,978,500
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $99,869,472)
  1.27%                                        04/04/03      100,000        99,880,055
======================================================================================
                                                                           753,671,630
======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.98%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $64,869,567)
  1.29%                                        03/05/03       65,000        64,990,683
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $74,837,500)
  1.30%                                        03/07/03       75,000        74,983,750
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $79,892,756)
  1.27%                                        04/03/03       80,000        79,906,867
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b) (Acquired 01/17/03;
  Cost $55,342,587)
  1.28%                                        03/14/03   $   55,453   $    55,427,368
--------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/03; Cost $49,892,500)
  1.29%                                        03/17/03       50,000        49,971,333
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $19,958,700)
  1.26%                                        03/24/03       20,000        19,983,900
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $74,865,062)
  1.27%                                        03/27/03       75,000        74,931,208
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $74,862,417)
  1.27%                                        04/17/03       75,000        74,875,646
--------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/05/03; Cost $39,942,144)
  1.27%                                        03/18/03       40,000        39,976,011
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $39,933,678)
  1.27%                                        03/24/03       40,000        39,967,544
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $99,827,139)
  1.27%                                        03/26/03      100,000        99,911,806
--------------------------------------------------------------------------------------
Edison Asset Securitization, L.L.C. (GE
  Capital Corp.-ABS Program Sponsor)(b)
  (Acquired 01/03/03; Cost $147,016,105)
  1.30%                                        03/03/03      147,330       147,319,360
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  02/04/03; Cost $74,849,188)
  1.27%                                        04/02/03       75,000        74,915,333
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Capital Markets
  L.L.C.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $39,922,389)
  1.27%                                        03/20/03       40,000        39,973,189
--------------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b) (Acquired
  02/06/03; Cost $131,033,011)
  1.27%                                        03/13/03      131,195       131,139,461
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/08/03; Cost $27,113,532)
  1.29%                                        03/07/03       27,170        27,164,158
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $49,947,083)
  1.27%                                        03/26/03       50,000        49,955,903
--------------------------------------------------------------------------------------
  (Acquired 02/21/03; Cost $55,423,641)
  1.27%                                        04/01/03       55,500        55,439,305
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $49,895,000)
  1.26%                                        04/07/03       50,000        49,935,250
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $74,849,500)
  1.29%                                        03/05/03   $   75,000   $    74,989,250
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $49,893,472)
  1.30%                                        03/06/03       50,000        49,990,973
======================================================================================
                                                                         1,375,748,298
======================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-14.20%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/06/03; Cost $99,790,556)
  1.30%                                        03/05/03      100,000        99,985,556
--------------------------------------------------------------------------------------
  (Acquired 02/19/03; Cost $99,918,861)
  1.27%                                        03/14/03      100,000        99,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,790,000)
  1.26%                                        04/07/03      100,000        99,870,500
--------------------------------------------------------------------------------------
Ciesco L.P. (Citibank N.A.-ABS Program
  Sponsor)(b) (Acquired 02/13/03; Cost
  $13,326,638)
  1.26%                                        04/04/03       13,350        13,334,114
--------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $91,810,020)
  1.26%                                        03/24/03       92,000        91,925,940
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $49,895,000)
  1.26%                                        03/25/03       50,000        49,958,000
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,910,042)
  1.27%                                        03/27/03       50,000        49,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,897,694)
  1.27%                                        04/03/03       50,000        49,941,792
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $49,897,694)
  1.27%                                        04/04/03       50,000        49,940,028
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $30,949,694)
  1.27%                                        04/07/03       31,000        30,959,536
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $13,970,367)
  1.27%                                        04/25/03       14,000        13,972,836
--------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $27,941,721)
  1.27%                                        04/24/03       28,000        27,946,660
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $49,917,097)
  1.27%                                        03/12/03   $   50,000   $    49,980,597
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $49,898,667)
  1.28%                                        03/20/03       50,000        49,966,222
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $99,790,000)
  1.26%                                        03/25/03      100,000        99,916,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $74,842,500)
  1.26%                                        04/07/03       75,000        74,902,875
--------------------------------------------------------------------------------------
  (Acquired 02/27/03; Cost $24,947,083)
  1.27%                                        04/28/03       25,000        24,948,846
======================================================================================
                                                                           977,457,780
======================================================================================

BANKS-4.05%

Citicorp
  1.30%                                        03/06/03       50,000        49,990,972
--------------------------------------------------------------------------------------
  1.30%                                        03/07/03      100,000        99,978,333
--------------------------------------------------------------------------------------
Fifth Third Bancorp
  1.36%(b)                                     04/11/03       29,000        28,955,082
--------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/18/03      100,000        99,940,028
======================================================================================
                                                                           278,864,415
======================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.52%

General Electric Capital Corp.
  1.26%                                        04/09/03      150,000       149,795,250
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.26%                                        04/11/03      200,000       199,713,000
--------------------------------------------------------------------------------------
International Lease Finance Corp.
  1.26%                                        04/10/03      100,000        99,860,000
======================================================================================
                                                                           449,368,250
======================================================================================
    Total Financial                                                      4,681,558,337
______________________________________________________________________________________
======================================================================================
TELECOMMUNICATION SERVICES-1.45%

INTEGRATED TELECOMMUNICATION SERVICES-1.45%

SBC International Inc.
  1.26%                                        03/12/03       50,000        49,980,750
--------------------------------------------------------------------------------------
  1.26%                                        03/18/03       50,000        49,970,250
======================================================================================
    Total Telecommunication Services                                        99,951,000
======================================================================================
    Total Commercial Paper (Cost
      $4,781,509,337)                                                    4,781,509,337
______________________________________________________________________________________
======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-5.45%(c)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(d)                                     08/18/03   $  175,000   $   175,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.38%(e)                                     03/17/03      200,000       200,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $375,000,000)                                                        375,000,000
______________________________________________________________________________________
======================================================================================
CERTIFICATE OF DEPOSIT-2.90%

U.S. Bank N.A.-North Dakota
  1.29% (Cost $200,000,000)                    03/10/03      200,000       200,000,000
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.45%

Wells Fargo Bank N.A.
  1.29% (Cost $100,000,000)                    03/06/03      100,000       100,000,000
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.43%

Federal Home Loan Bank Disc. Notes,
  1.30% (Cost $29,537,867)(a)                  03/03/03       29,540        29,537,867
======================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,486,047,204)                                  5,486,047,204
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS-20.41%(f)

Morgan Stanley & Co. Inc.
  1.37%(g)                                     03/03/03      250,000       250,000,000
--------------------------------------------------------------------------------------
State Street Bank & Trust Co.
  1.30%(h)                                     03/03/03       90,000        90,000,000
--------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(i)                                     03/03/03    1,064,928     1,064,927,525
======================================================================================
    Total Repurchase Agreements (Cost
      $1,404,927,525)                                                    1,404,927,525
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS-100.09% (Cost
  $6,890,974,729)(j)                                                     6,890,974,729
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                                       (6,285,686)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100%                                                        $ 6,884,689,043
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $3,982,280,754, which represented 57.84% of the Fund's net assets. Of these securities, 0.004% of the Fund's net assets are considered to be illiquid.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $273,148,000 U.S. Treasury & Government obligations, 0% to 7.16% due 04/10/03 to 04/15/32 with an aggregate market value at 02/28/03 of $255,000,069.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $90,009,750. Collateralized by $91,920,000 U.S. Treasury obligations, 1.50% due 02/28/05 with a market value at 02/28/03 of $91,805,100.
(i) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $5,486,047,204
------------------------------------------------------------------------------
Repurchase agreements                                            1,404,927,525
------------------------------------------------------------------------------
Interest receivable                                                    970,068
------------------------------------------------------------------------------
Investment for deferred compensation plan                              198,468
------------------------------------------------------------------------------
Other assets                                                           187,491
==============================================================================
    Total assets                                                 6,892,330,756
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                          6,165,138
------------------------------------------------------------------------------
  Deferred compensation plan                                           198,468
------------------------------------------------------------------------------
Accrued distribution fees                                              342,693
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,725
------------------------------------------------------------------------------
Accrued transfer agent fees                                            181,417
------------------------------------------------------------------------------
Accrued operating expenses                                             746,272
==============================================================================
    Total liabilities                                                7,641,713
==============================================================================
Net assets applicable to shares outstanding                     $6,884,689,043
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $5,282,431,163
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  506,298,707
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  154,873,465
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  645,545,171
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  159,028,972
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  136,511,565
______________________________________________________________________________
==============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,282,444,883
______________________________________________________________________________
==============================================================================
Private Investment Class                                           506,356,457
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          154,815,162
______________________________________________________________________________
==============================================================================
Cash Management Class                                              645,573,535
______________________________________________________________________________
==============================================================================
Reserve Class                                                      159,029,038
______________________________________________________________________________
==============================================================================
Resource Class                                                     136,471,656
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $64,694,946
===========================================================================

EXPENSES:

Advisory fees                                                     6,344,959
---------------------------------------------------------------------------
Administrative services fees                                        344,762
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        1,240,507
---------------------------------------------------------------------------
  Personal Investment Class                                         619,330
---------------------------------------------------------------------------
  Cash Management Class                                             472,108
---------------------------------------------------------------------------
  Reserve Class                                                     858,650
---------------------------------------------------------------------------
  Resource Class                                                    190,966
---------------------------------------------------------------------------
Transfer agent fees                                                 682,053
---------------------------------------------------------------------------
Directors' fees                                                      29,670
---------------------------------------------------------------------------
Other                                                                50,047
===========================================================================
    Total expenses                                               10,833,052
===========================================================================
Less: Fees waived                                                (4,094,609)
===========================================================================
    Net expenses                                                  6,738,443
===========================================================================
Net investment income                                            57,956,503
===========================================================================
Net increase in net assets resulting from operations            $57,956,503
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $    57,956,503    $   194,565,853
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (1,014)
===============================================================================================
    Net increase in net assets resulting from operations          57,956,503        194,564,839
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (46,223,533)      (152,003,031)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (2,798,912)        (9,135,125)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (741,581)        (2,982,406)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (6,493,270)       (20,969,503)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (466,751)        (1,671,130)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,232,393)        (7,804,658)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (647,862,345)    (1,909,907,666)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         6,847,646        (73,145,194)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (22,619,096)       (38,793,383)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (328,469,384)      (165,758,781)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   12,519,887          2,060,196
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (77,137,580)      (239,950,953)
===============================================================================================
    Net increase (decrease) in net assets                     (1,056,720,809)    (2,425,496,795)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,941,409,852     10,366,906,647
===============================================================================================
  End of period                                              $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $ 6,883,260,747    $ 7,939,981,619
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,430,047          1,429,984
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                        (1,751)            (1,751)
===============================================================================================
                                                             $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,172,480.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $344,762 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $655,895 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $744,304 $449,839, $377,686, $734,830 and $152,773 respectively, after Plan fees waived by FMC of $922,129.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

  During the six months ended February 28, 2003, the Fund paid legal fees of $7,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            24,331,482,525    $ 24,331,482,525     49,867,711,739    $ 49,867,711,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,165,286,446       1,165,286,446      2,478,100,689       2,478,100,689
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         867,708,569         867,708,569      2,372,542,859       2,372,542,859
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,767,191,989       2,767,191,989      5,844,111,815       5,844,111,815
----------------------------------------------------------------------------------------------------------
  Reserve Class                   4,780,709,641       4,780,709,641      1,426,473,845       1,426,473,845
----------------------------------------------------------------------------------------------------------
  Resource Class                    486,638,359         486,638,359      2,197,934,978       2,197,934,978
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,072,478           3,072,478          9,850,826           9,850,826
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,490,857           1,490,857          4,909,338           4,909,338
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             716,655             716,655          3,033,277           3,033,277
----------------------------------------------------------------------------------------------------------
  Cash Management Class               2,856,037           2,856,037         13,867,829          13,867,829
----------------------------------------------------------------------------------------------------------
  Reserve Class                         465,406             465,406          1,755,442           1,755,442
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,277,576           1,277,576          8,321,610           8,321,610
==========================================================================================================
Reacquired:
  Institutional Class           (24,982,417,348)    (24,982,417,348)   (51,787,470,231)    (51,787,470,231)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,159,929,657)     (1,159,929,657)    (2,556,155,221)     (2,556,155,221)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (891,044,320)       (891,044,320)    (2,414,369,519)     (2,414,369,519)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (3,098,517,410)     (3,098,517,410)    (6,023,738,425)     (6,023,738,425)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (4,768,655,160)     (4,768,655,160)    (1,426,169,091)     (1,426,169,091)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (565,053,515)       (565,053,515)    (2,446,207,541)     (2,446,207,541)
==========================================================================================================
                                 (1,056,720,872)   $ (1,056,720,872)    (2,425,495,781)   $ (2,425,495,781)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                         PRIVATE INVESTMENT CLASS
                                  ----------------------------------------------------------------------
                                  SIX MONTHS
                                    ENDED                          YEAR ENDED AUGUST 31,
                                  FEBRUARY 28,      ----------------------------------------------------
                                     2003             2002       2001       2000       1999       1998
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                            $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
--------------------------------------------------------------------------------------------------------
Net investment income                   0.01            0.02       0.05       0.06       0.05       0.05
--------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.01)          (0.02)     (0.05)     (0.06)     (0.05)     (0.05)
========================================================================================================
Net asset value, end of period      $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
________________________________________________________________________________________________________
========================================================================================================
Total return(a)                         0.56%           1.70%      5.14%      5.76%      4.84%      5.39%
________________________________________________________________________________________________________
========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                          $506,299        $499,452   $572,597   $470,368   $384,894   $294,811
________________________________________________________________________________________________________
========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                      0.40%(b)        0.40%      0.39%      0.39%      0.39%      0.39%
--------------------------------------------------------------------------------------------------------
  Without fee waivers                   0.68%(b)        0.64%      0.59%      0.59%      0.59%      0.59%
========================================================================================================
Ratio of net investment income
  to average net assets                 1.13%(b)        1.75%      5.11%      5.64%      4.72%      5.26%
________________________________________________________________________________________________________
========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $500,314,914.

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                                  RESERVE CLASS

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--


                                    DIRECTORS

Frank S. Bayley                                                Robert H. Graham
Bruce L. Crockett                                            Prema Mathai-Davis
Albert R. Dowden                                               Lewis F. Pennock
Edward K. Dunn, Jr.                                             Ruth H. Quigley
Jack M. Fields                                                   Louis S. Sklar
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                            Chairman & President
Mark H. Williamson                                      Executive Vice President
Gary T. Crum                                               Senior Vice President
Dana R. Sutton                                        Vice President & Treasurer
Stuart W. Coco                                                    Vice President
Melville B. Cox                                                   Vice President
Karen Dunn Kelley                                                 Vice President
Edgar M. Larsen                                                   Vice President
Nancy L. Martin                                                        Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                         1735 Market Street, 51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


PRM-SAR-6

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                  DEAR SHAREHOLDER:

                  As the end of the six-month reporting period arrived on
(PHOTO OF         February 28, 2003, the U.S. economy continued to grow,
ROBERT H.         although the growth was uneven and uncertain. Gross domestic
GRAHAM)           product, the broadest measure of U.S. economic activity,
                  grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth quarter. For much of the reporting period, consumer confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                      These mixed economic data prompted the U.S. Federal
                  Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Reserve Class provided monthly yields of 0.33%, and its seven-day yield was 0.33%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period the WAM was 17 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Reserve Class stood at $159 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.


                                                                     (continued)

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER-69.45%(a)

FINANCIALS-68.00%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.91%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 02/06/03; Cost $29,942,250)
  1.26%                                        04/02/03   $   30,000   $    29,966,400
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $27,957,526)
  1.27%                                        04/04/03       28,000        27,966,416
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $49,911,806)
  1.27%                                        04/15/03       50,000        49,920,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/02/03; Cost $23,329,343)
  1.30%                                        03/03/03       23,380        23,378,311
======================================================================================
                                                                           131,231,752
======================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-10.39%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/03; Cost $59,936,500)
  1.27%                                        03/21/03       60,000        59,957,667
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $101,008,436)
  1.26%                                        04/07/03      101,221       101,089,919
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $81,587,774)
  1.26%                                        04/10/03       81,748        81,633,553
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $101,008,436)
  1.26%                                        04/14/03      101,221       101,065,120
--------------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/17/03; Cost $66,982,755)
  1.28%                                        03/13/03       67,114        67,085,365
--------------------------------------------------------------------------------------
  (Acquired 01/16/03; Cost $30,002,594)
  1.29%                                        03/14/03       30,064        30,049,995
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $42,364,779)
  1.26%                                        04/01/03       42,445        42,398,947
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $22,001,699)
  1.26%                                        04/14/03       22,048        22,014,046
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-(CONTINUED)

Thunder Bay Funding, Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/22/03; Cost $30,004,139)
  1.28%                                        03/19/03   $   30,064   $    30,044,759
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $27,407,342)
  1.28%                                        03/20/03       27,463        27,444,447
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $90,538,782)
  1.27%                                        04/01/03       90,718        90,618,790
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $35,005,484)
  1.26%                                        04/02/03       35,073        35,033,718
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $26,775,154)
  1.27%                                        04/24/03       26,831        26,779,886
======================================================================================
                                                                           715,216,212
======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-10.95%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/25/03; Cost $99,851,833)
  1.27%                                        04/08/03      100,000        99,865,944
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $99,000,535)
  1.26%                                        03/19/03       99,188        99,125,512
--------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $54,887,464)
  1.27%                                        04/25/03       55,000        54,893,285
--------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $199,605,833)
  1.29%                                        03/04/03      200,000       199,978,500
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $99,869,472)
  1.27%                                        04/04/03      100,000        99,880,055
======================================================================================
                                                                           753,671,630
======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.98%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $64,869,567)
  1.29%                                        03/05/03       65,000        64,990,683
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $74,837,500)
  1.30%                                        03/07/03       75,000        74,983,750
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $79,892,756)
  1.27%                                        04/03/03       80,000        79,906,867
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b) (Acquired 01/17/03;
  Cost $55,342,587)
  1.28%                                        03/14/03   $   55,453   $    55,427,368
--------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/03; Cost $49,892,500)
  1.29%                                        03/17/03       50,000        49,971,333
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $19,958,700)
  1.26%                                        03/24/03       20,000        19,983,900
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $74,865,062)
  1.27%                                        03/27/03       75,000        74,931,208
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $74,862,417)
  1.27%                                        04/17/03       75,000        74,875,646
--------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/05/03; Cost $39,942,144)
  1.27%                                        03/18/03       40,000        39,976,011
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $39,933,678)
  1.27%                                        03/24/03       40,000        39,967,544
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $99,827,139)
  1.27%                                        03/26/03      100,000        99,911,806
--------------------------------------------------------------------------------------
Edison Asset Securitization, L.L.C. (GE
  Capital Corp.-ABS Program Sponsor)(b)
  (Acquired 01/03/03; Cost $147,016,105)
  1.30%                                        03/03/03      147,330       147,319,360
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  02/04/03; Cost $74,849,188)
  1.27%                                        04/02/03       75,000        74,915,333
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Capital Markets
  L.L.C.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $39,922,389)
  1.27%                                        03/20/03       40,000        39,973,189
--------------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b) (Acquired
  02/06/03; Cost $131,033,011)
  1.27%                                        03/13/03      131,195       131,139,461
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/08/03; Cost $27,113,532)
  1.29%                                        03/07/03       27,170        27,164,158
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $49,947,083)
  1.27%                                        03/26/03       50,000        49,955,903
--------------------------------------------------------------------------------------
  (Acquired 02/21/03; Cost $55,423,641)
  1.27%                                        04/01/03       55,500        55,439,305
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $49,895,000)
  1.26%                                        04/07/03       50,000        49,935,250
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $74,849,500)
  1.29%                                        03/05/03   $   75,000   $    74,989,250
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $49,893,472)
  1.30%                                        03/06/03       50,000        49,990,973
======================================================================================
                                                                         1,375,748,298
======================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-14.20%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/06/03; Cost $99,790,556)
  1.30%                                        03/05/03      100,000        99,985,556
--------------------------------------------------------------------------------------
  (Acquired 02/19/03; Cost $99,918,861)
  1.27%                                        03/14/03      100,000        99,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,790,000)
  1.26%                                        04/07/03      100,000        99,870,500
--------------------------------------------------------------------------------------
Ciesco L.P. (Citibank N.A.-ABS Program
  Sponsor)(b) (Acquired 02/13/03; Cost
  $13,326,638)
  1.26%                                        04/04/03       13,350        13,334,114
--------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $91,810,020)
  1.26%                                        03/24/03       92,000        91,925,940
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $49,895,000)
  1.26%                                        03/25/03       50,000        49,958,000
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,910,042)
  1.27%                                        03/27/03       50,000        49,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,897,694)
  1.27%                                        04/03/03       50,000        49,941,792
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $49,897,694)
  1.27%                                        04/04/03       50,000        49,940,028
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $30,949,694)
  1.27%                                        04/07/03       31,000        30,959,536
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $13,970,367)
  1.27%                                        04/25/03       14,000        13,972,836
--------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $27,941,721)
  1.27%                                        04/24/03       28,000        27,946,660
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $49,917,097)
  1.27%                                        03/12/03   $   50,000   $    49,980,597
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $49,898,667)
  1.28%                                        03/20/03       50,000        49,966,222
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $99,790,000)
  1.26%                                        03/25/03      100,000        99,916,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $74,842,500)
  1.26%                                        04/07/03       75,000        74,902,875
--------------------------------------------------------------------------------------
  (Acquired 02/27/03; Cost $24,947,083)
  1.27%                                        04/28/03       25,000        24,948,846
======================================================================================
                                                                           977,457,780
======================================================================================

BANKS-4.05%

Citicorp
  1.30%                                        03/06/03       50,000        49,990,972
--------------------------------------------------------------------------------------
  1.30%                                        03/07/03      100,000        99,978,333
--------------------------------------------------------------------------------------
Fifth Third Bancorp
  1.36%(b)                                     04/11/03       29,000        28,955,082
--------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/18/03      100,000        99,940,028
======================================================================================
                                                                           278,864,415
======================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.52%

General Electric Capital Corp.
  1.26%                                        04/09/03      150,000       149,795,250
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.26%                                        04/11/03      200,000       199,713,000
--------------------------------------------------------------------------------------
International Lease Finance Corp.
  1.26%                                        04/10/03      100,000        99,860,000
======================================================================================
                                                                           449,368,250
======================================================================================
    Total Financial                                                      4,681,558,337
______________________________________________________________________________________
======================================================================================
TELECOMMUNICATION SERVICES-1.45%

INTEGRATED TELECOMMUNICATION SERVICES-1.45%

SBC International Inc.
  1.26%                                        03/12/03       50,000        49,980,750
--------------------------------------------------------------------------------------
  1.26%                                        03/18/03       50,000        49,970,250
======================================================================================
    Total Telecommunication Services                                        99,951,000
======================================================================================
    Total Commercial Paper (Cost
      $4,781,509,337)                                                    4,781,509,337
______________________________________________________________________________________
======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-5.45%(c)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(d)                                     08/18/03   $  175,000   $   175,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.38%(e)                                     03/17/03      200,000       200,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $375,000,000)                                                        375,000,000
______________________________________________________________________________________
======================================================================================
CERTIFICATE OF DEPOSIT-2.90%

U.S. Bank N.A.-North Dakota
  1.29% (Cost $200,000,000)                    03/10/03      200,000       200,000,000
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.45%

Wells Fargo Bank N.A.
  1.29% (Cost $100,000,000)                    03/06/03      100,000       100,000,000
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.43%

Federal Home Loan Bank Disc. Notes,
  1.30% (Cost $29,537,867)(a)                  03/03/03       29,540        29,537,867
======================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,486,047,204)                                  5,486,047,204
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS-20.41%(f)

Morgan Stanley & Co. Inc.
  1.37%(g)                                     03/03/03      250,000       250,000,000
--------------------------------------------------------------------------------------
State Street Bank & Trust Co.
  1.30%(h)                                     03/03/03       90,000        90,000,000
--------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(i)                                     03/03/03    1,064,928     1,064,927,525
======================================================================================
    Total Repurchase Agreements (Cost
      $1,404,927,525)                                                    1,404,927,525
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS-100.09% (Cost
  $6,890,974,729)(j)                                                     6,890,974,729
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                                       (6,285,686)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100%                                                        $ 6,884,689,043
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $3,982,280,754, which represented 57.84% of the Fund's net assets. Of these securities, 0.004% of the Fund's net assets are considered to be illiquid.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $273,148,000 U.S. Treasury & Government obligations, 0% to 7.16% due 04/10/03 to 04/15/32 with an aggregate market value at 02/28/03 of $255,000,069.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $90,009,750. Collateralized by $91,920,000 U.S. Treasury obligations, 1.50% due 02/28/05 with a market value at 02/28/03 of $91,805,100.
(i) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $5,486,047,204
------------------------------------------------------------------------------
Repurchase agreements                                            1,404,927,525
------------------------------------------------------------------------------
Interest receivable                                                    970,068
------------------------------------------------------------------------------
Investment for deferred compensation plan                              198,468
------------------------------------------------------------------------------
Other assets                                                           187,491
==============================================================================
    Total assets                                                 6,892,330,756
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                          6,165,138
------------------------------------------------------------------------------
  Deferred compensation plan                                           198,468
------------------------------------------------------------------------------
Accrued distribution fees                                              342,693
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,725
------------------------------------------------------------------------------
Accrued transfer agent fees                                            181,417
------------------------------------------------------------------------------
Accrued operating expenses                                             746,272
==============================================================================
    Total liabilities                                                7,641,713
==============================================================================
Net assets applicable to shares outstanding                     $6,884,689,043
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $5,282,431,163
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  506,298,707
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  154,873,465
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  645,545,171
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  159,028,972
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  136,511,565
______________________________________________________________________________
==============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,282,444,883
______________________________________________________________________________
==============================================================================
Private Investment Class                                           506,356,457
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          154,815,162
______________________________________________________________________________
==============================================================================
Cash Management Class                                              645,573,535
______________________________________________________________________________
==============================================================================
Reserve Class                                                      159,029,038
______________________________________________________________________________
==============================================================================
Resource Class                                                     136,471,656
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $64,694,946
===========================================================================

EXPENSES:

Advisory fees                                                     6,344,959
---------------------------------------------------------------------------
Administrative services fees                                        344,762
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        1,240,507
---------------------------------------------------------------------------
  Personal Investment Class                                         619,330
---------------------------------------------------------------------------
  Cash Management Class                                             472,108
---------------------------------------------------------------------------
  Reserve Class                                                     858,650
---------------------------------------------------------------------------
  Resource Class                                                    190,966
---------------------------------------------------------------------------
Transfer agent fees                                                 682,053
---------------------------------------------------------------------------
Directors' fees                                                      29,670
---------------------------------------------------------------------------
Other                                                                50,047
===========================================================================
    Total expenses                                               10,833,052
===========================================================================
Less: Fees waived                                                (4,094,609)
===========================================================================
    Net expenses                                                  6,738,443
===========================================================================
Net investment income                                            57,956,503
===========================================================================
Net increase in net assets resulting from operations            $57,956,503
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $    57,956,503    $   194,565,853
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (1,014)
===============================================================================================
    Net increase in net assets resulting from operations          57,956,503        194,564,839
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (46,223,533)      (152,003,031)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (2,798,912)        (9,135,125)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (741,581)        (2,982,406)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (6,493,270)       (20,969,503)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (466,751)        (1,671,130)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,232,393)        (7,804,658)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (647,862,345)    (1,909,907,666)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         6,847,646        (73,145,194)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (22,619,096)       (38,793,383)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (328,469,384)      (165,758,781)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   12,519,887          2,060,196
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (77,137,580)      (239,950,953)
===============================================================================================
    Net increase (decrease) in net assets                     (1,056,720,809)    (2,425,496,795)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,941,409,852     10,366,906,647
===============================================================================================
  End of period                                              $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $ 6,883,260,747    $ 7,939,981,619
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,430,047          1,429,984
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                        (1,751)            (1,751)
===============================================================================================
                                                             $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,172,480.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $344,762 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $655,895 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $744,304 $449,839, $377,686, $734,830 and $152,773 respectively, after Plan fees waived by FMC of $922,129.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

  During the six months ended February 28, 2003, the Fund paid legal fees of $7,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            24,331,482,525    $ 24,331,482,525     49,867,711,739    $ 49,867,711,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,165,286,446       1,165,286,446      2,478,100,689       2,478,100,689
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         867,708,569         867,708,569      2,372,542,859       2,372,542,859
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,767,191,989       2,767,191,989      5,844,111,815       5,844,111,815
----------------------------------------------------------------------------------------------------------
  Reserve Class                   4,780,709,641       4,780,709,641      1,426,473,845       1,426,473,845
----------------------------------------------------------------------------------------------------------
  Resource Class                    486,638,359         486,638,359      2,197,934,978       2,197,934,978
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,072,478           3,072,478          9,850,826           9,850,826
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,490,857           1,490,857          4,909,338           4,909,338
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             716,655             716,655          3,033,277           3,033,277
----------------------------------------------------------------------------------------------------------
  Cash Management Class               2,856,037           2,856,037         13,867,829          13,867,829
----------------------------------------------------------------------------------------------------------
  Reserve Class                         465,406             465,406          1,755,442           1,755,442
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,277,576           1,277,576          8,321,610           8,321,610
==========================================================================================================
Reacquired:
  Institutional Class           (24,982,417,348)    (24,982,417,348)   (51,787,470,231)    (51,787,470,231)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,159,929,657)     (1,159,929,657)    (2,556,155,221)     (2,556,155,221)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (891,044,320)       (891,044,320)    (2,414,369,519)     (2,414,369,519)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (3,098,517,410)     (3,098,517,410)    (6,023,738,425)     (6,023,738,425)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (4,768,655,160)     (4,768,655,160)    (1,426,169,091)     (1,426,169,091)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (565,053,515)       (565,053,515)    (2,446,207,541)     (2,446,207,541)
==========================================================================================================
                                 (1,056,720,872)   $ (1,056,720,872)    (2,425,495,781)   $ (2,425,495,781)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                             RESERVE CLASS
                                   ------------------------------------------------------------------
                                                                                      JANUARY 4, 1999
                                   SIX MONTHS                                         (DATE SALES
                                     ENDED               YEAR ENDED AUGUST 31,        COMMENCED) TO
                                   FEBRUARY 28,      ------------------------------   AUGUST 31,
                                      2003             2002       2001       2000        1999
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $   1.00   $   1.00      $   1.00
-----------------------------------------------------------------------------------------------------
Net investment income                   0.003            0.01       0.05       0.05          0.03
-----------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                    (0.003)          (0.01)     (0.05)     (0.05)        (0.03)
=====================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $   1.00   $   1.00      $   1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                          0.29%           1.19%      4.62%      5.24%         2.73%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $159,029        $146,505   $144,449   $131,370      $121,783
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.96%(b)        0.90%      0.89%      0.89%         0.89%(c)
-----------------------------------------------------------------------------------------------------
  Without fee waivers                    1.18%(b)        1.14%      1.09%      1.09%         1.09%(c)
=====================================================================================================
Ratio of net investment income to
  average net assets                     0.57%(b)        1.25%      4.61%      5.14%         4.22%(c)
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $173,153,228.
(c)  Annualized.

                        SHORT-TERM INVESTMENTS CO. (STIC)

                                 PRIME PORTFOLIO

                                 RESOURCE CLASS

                     SEMI-ANNUAL REPORT / FEBRUARY 28, 2003

                                  (COVER IMAGE)

                      (AIM INVESTMENTS LOGO APPEARS HERE)

                                --Servicemark--

                                    DIRECTORS

Frank S. Bayley                                                Robert H. Graham
Bruce L. Crockett                                            Prema Mathai-Davis
Albert R. Dowden                                               Lewis F. Pennock
Edward K. Dunn, Jr.                                             Ruth H. Quigley
Jack M. Fields                                                   Louis S. Sklar
Carl Frischling                                              Mark H. Williamson

                                    OFFICERS

Robert H. Graham                                           Chairman & President
Mark H. Williamson                                     Executive Vice President
Gary T. Crum                                              Senior Vice President
Dana R. Sutton                                       Vice President & Treasurer
Stuart W. Coco                                                   Vice President
Melville B. Cox                                                  Vice President
Karen Dunn Kelley                                                Vice President
Edgar M. Larsen                                                  Vice President
Nancy L. Martin                                                       Secretary

                               INVESTMENT ADVISOR
                              A I M Advisors, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                   DISTRIBUTOR
                             Fund Management Company
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

                                    CUSTODIAN
                              The Bank of New York
                                100 Church Street
                               New York, NY 10286

                              LEGAL COUNSEL TO FUND
                     Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street,
                                   51st Floor
                           Philadelphia, PA 19103-7599

                            LEGAL COUNSEL TO TRUSTEES
                      Kramer, Levin, Naftalis & Frankel LLP
                                919 Third Avenue
                               New York, NY 10022

                                 TRANSFER AGENT
                            A I M Fund Services, Inc.
                          11 Greenway Plaza, Suite 100
                             Houston, TX 77046-1173

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



PRM-SAR-5

(AIM INVESTMENTS LOGO APPEARS HERE)
          --Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                  DEAR SHAREHOLDER:

                  As the end of the six-month reporting period arrived on
(PHOTO OF         February 28, 2003, the U.S. economy continued to grow,
ROBERT H.         although the growth was uneven and uncertain. Gross domestic
GRAHAM)           product, the broadest measure of U.S. economic activity,
                  grew at an annualized rate of 4.0% in the third quarter of 2002, but at an annualized rate of just 1.4% in the fourth confidence declined even as retail sales remained relatively strong. While unemployment inched higher for most of the reporting period, auto and home sales reached near-record levels, helped by dealer incentives and low mortgage rates.

                      These mixed economic data prompted the U.S. Federal
                  Reserve Board (the Fed) to hold short-term interest rates steady, at 1.75%, for most of 2002. In November, the Fed cut short-term interest rates to 1.25%--its only rate cut during
2002.

    As the reporting period ended, there was continued volatility, with each bit of good economic news often matched by a bit of negative news. Positive economic signs included low interest rates, low inflation, and economic growth. Negative signs included the growing likelihood of war in Iraq, continued decreased capital spending by business, and a weak job market (unemployment touched 6.0% in December before easing to 5.8% in February).

YOUR INVESTMENT PORTFOLIO

    As of February 28, 2003, the portfolio's Resource Class provided competitive performance; its monthly yield was 1.04%, and its seven-day yield was 1.04%. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period the WAM was 17 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. Net assets of the Resource Class stood at $136.5 million at the close of the reporting period. (Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower.)

     The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews. AIM is the largest multi-fund complex to have all its institutional money market portfolios given the highest rating by three nationally recognized ratings agencies.

================================================================================

YIELDS AS OF 2/28/03

                                                                     SEVEN-DAY
                                                    MONTHLY YIELD      YIELD

Prime Portfolio                                          1.04%         1.04%
Resource Class

iMoneyNet Money Fund Averages--Trademark--               1.00%         0.98%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--               0.95%         0.93%
Total Institutions Only

The seven-day yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 277 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 591 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                                                     (continued)

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations, bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

    Throughout the reporting period, the Fed maintained short-term interest rates at levels not seen since the early 1960s. As a result, yields on bank savings accounts and money market funds remained low by historical standards. AIM institutional funds were affected by this decline in short-term interest rates. Nonetheless, the fund continued to offer safety of principal during a period of market volatility coupled with economic and geopolitical uncertainty.

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can help.

Respectfully submitted,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

February 28, 2003
(Unaudited)

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
COMMERCIAL PAPER-69.45%(a)

FINANCIALS-68.00%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-1.91%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 02/06/03; Cost $29,942,250)
  1.26%                                        04/02/03   $   30,000   $    29,966,400
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $27,957,526)
  1.27%                                        04/04/03       28,000        27,966,416
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $49,911,806)
  1.27%                                        04/15/03       50,000        49,920,625
--------------------------------------------------------------------------------------
Stellar Funding Group, Inc. (U.S. Bank
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/02/03; Cost $23,329,343)
  1.30%                                        03/03/03       23,380        23,378,311
======================================================================================
                                                                           131,231,752
======================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-10.39%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 02/19/03; Cost $59,936,500)
  1.27%                                        03/21/03       60,000        59,957,667
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $101,008,436)
  1.26%                                        04/07/03      101,221       101,089,919
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $81,587,774)
  1.26%                                        04/10/03       81,748        81,633,553
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $101,008,436)
  1.26%                                        04/14/03      101,221       101,065,120
--------------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/17/03; Cost $66,982,755)
  1.28%                                        03/13/03       67,114        67,085,365
--------------------------------------------------------------------------------------
  (Acquired 01/16/03; Cost $30,002,594)
  1.29%                                        03/14/03       30,064        30,049,995
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $42,364,779)
  1.26%                                        04/01/03       42,445        42,398,947
--------------------------------------------------------------------------------------
  (Acquired 02/13/03; Cost $22,001,699)
  1.26%                                        04/14/03       22,048        22,014,046
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-(CONTINUED)

Thunder Bay Funding, Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 01/22/03; Cost $30,004,139)
  1.28%                                        03/19/03   $   30,064   $    30,044,759
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $27,407,342)
  1.28%                                        03/20/03       27,463        27,444,447
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $90,538,782)
  1.27%                                        04/01/03       90,718        90,618,790
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $35,005,484)
  1.26%                                        04/02/03       35,073        35,033,718
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $26,775,154)
  1.27%                                        04/24/03       26,831        26,779,886
======================================================================================
                                                                           715,216,212
======================================================================================

ASSET-BACKED SECURITIES-FULLY BACKED-10.95%

Aspen Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/25/03; Cost $99,851,833)
  1.27%                                        04/08/03      100,000        99,865,944
--------------------------------------------------------------------------------------
Kitty Hawk Funding Corp. (Bank of America
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $99,000,535)
  1.26%                                        03/19/03       99,188        99,125,512
--------------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.-ABS
  Program Sponsor)(b)
  (Acquired 01/10/03; Cost $99,785,000)
  1.29%                                        03/11/03      100,000        99,964,167
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $54,887,464)
  1.27%                                        04/25/03       55,000        54,893,285
--------------------------------------------------------------------------------------
Variable Funding Capital Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $199,605,833)
  1.29%                                        03/04/03      200,000       199,978,500
--------------------------------------------------------------------------------------
  (Acquired 02/26/03; Cost $99,869,472)
  1.27%                                        04/04/03      100,000        99,880,055
======================================================================================
                                                                           753,671,630
======================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.98%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $64,869,567)
  1.29%                                        03/05/03       65,000        64,990,683
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $74,837,500)
  1.30%                                        03/07/03       75,000        74,983,750
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $79,892,756)
  1.27%                                        04/03/03       80,000        79,906,867
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b) (Acquired 01/17/03;
  Cost $55,342,587)
  1.28%                                        03/14/03   $   55,453   $    55,427,368
--------------------------------------------------------------------------------------
Charta Corp. (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 01/16/03; Cost $49,892,500)
  1.29%                                        03/17/03       50,000        49,971,333
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $19,958,700)
  1.26%                                        03/24/03       20,000        19,983,900
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $74,865,062)
  1.27%                                        03/27/03       75,000        74,931,208
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $74,862,417)
  1.27%                                        04/17/03       75,000        74,875,646
--------------------------------------------------------------------------------------
Corporate Receivables Corp. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 02/05/03; Cost $39,942,144)
  1.27%                                        03/18/03       40,000        39,976,011
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $39,933,678)
  1.27%                                        03/24/03       40,000        39,967,544
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $99,827,139)
  1.27%                                        03/26/03      100,000        99,911,806
--------------------------------------------------------------------------------------
Edison Asset Securitization, L.L.C. (GE
  Capital Corp.-ABS Program Sponsor)(b)
  (Acquired 01/03/03; Cost $147,016,105)
  1.30%                                        03/03/03      147,330       147,319,360
--------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  02/04/03; Cost $74,849,188)
  1.27%                                        04/02/03       75,000        74,915,333
--------------------------------------------------------------------------------------
Mont Blanc Capital Corp. (ING Capital Markets
  L.L.C.-ABS Program Sponsor)(b) (Acquired
  01/24/03; Cost $39,922,389)
  1.27%                                        03/20/03       40,000        39,973,189
--------------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b) (Acquired
  02/06/03; Cost $131,033,011)
  1.27%                                        03/13/03      131,195       131,139,461
--------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b) (Acquired
  01/08/03; Cost $27,113,532)
  1.29%                                        03/07/03       27,170        27,164,158
--------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-New York Branch-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $49,947,083)
  1.27%                                        03/26/03       50,000        49,955,903
--------------------------------------------------------------------------------------
  (Acquired 02/21/03; Cost $55,423,641)
  1.27%                                        04/01/03       55,500        55,439,305
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $49,895,000)
  1.26%                                        04/07/03       50,000        49,935,250
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 01/08/03; Cost $74,849,500)
  1.29%                                        03/05/03   $   75,000   $    74,989,250
--------------------------------------------------------------------------------------
  (Acquired 01/06/03; Cost $49,893,472)
  1.30%                                        03/06/03       50,000        49,990,973
======================================================================================
                                                                         1,375,748,298
======================================================================================

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-14.20%

Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/06/03; Cost $99,790,556)
  1.30%                                        03/05/03      100,000        99,985,556
--------------------------------------------------------------------------------------
  (Acquired 02/19/03; Cost $99,918,861)
  1.27%                                        03/14/03      100,000        99,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $99,790,000)
  1.26%                                        04/07/03      100,000        99,870,500
--------------------------------------------------------------------------------------
Ciesco L.P. (Citibank N.A.-ABS Program
  Sponsor)(b) (Acquired 02/13/03; Cost
  $13,326,638)
  1.26%                                        04/04/03       13,350        13,334,114
--------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $91,810,020)
  1.26%                                        03/24/03       92,000        91,925,940
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $49,895,000)
  1.26%                                        03/25/03       50,000        49,958,000
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,910,042)
  1.27%                                        03/27/03       50,000        49,954,139
--------------------------------------------------------------------------------------
  (Acquired 02/04/03; Cost $49,897,694)
  1.27%                                        04/03/03       50,000        49,941,792
--------------------------------------------------------------------------------------
  (Acquired 02/05/03; Cost $49,897,694)
  1.27%                                        04/04/03       50,000        49,940,028
--------------------------------------------------------------------------------------
  (Acquired 02/20/03; Cost $30,949,694)
  1.27%                                        04/07/03       31,000        30,959,536
--------------------------------------------------------------------------------------
  (Acquired 02/24/03; Cost $13,970,367)
  1.27%                                        04/25/03       14,000        13,972,836
--------------------------------------------------------------------------------------
FCAR Owner Trust; Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 02/24/03; Cost $27,941,721)
  1.27%                                        04/24/03       28,000        27,946,660
--------------------------------------------------------------------------------------

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 01/24/03; Cost $49,917,097)
  1.27%                                        03/12/03   $   50,000   $    49,980,597
--------------------------------------------------------------------------------------
  (Acquired 01/22/03; Cost $49,898,667)
  1.28%                                        03/20/03       50,000        49,966,222
--------------------------------------------------------------------------------------
  (Acquired 01/24/03; Cost $99,790,000)
  1.26%                                        03/25/03      100,000        99,916,000
--------------------------------------------------------------------------------------
  (Acquired 02/06/03; Cost $74,842,500)
  1.26%                                        04/07/03       75,000        74,902,875
--------------------------------------------------------------------------------------
  (Acquired 02/27/03; Cost $24,947,083)
  1.27%                                        04/28/03       25,000        24,948,846
======================================================================================
                                                                           977,457,780
======================================================================================

BANKS-4.05%

Citicorp
  1.30%                                        03/06/03       50,000        49,990,972
--------------------------------------------------------------------------------------
  1.30%                                        03/07/03      100,000        99,978,333
--------------------------------------------------------------------------------------
Fifth Third Bancorp
  1.36%(b)                                     04/11/03       29,000        28,955,082
--------------------------------------------------------------------------------------
Wells Fargo & Co.
  1.27%                                        03/18/03      100,000        99,940,028
======================================================================================
                                                                           278,864,415
======================================================================================

DIVERSIFIED FINANCIAL SERVICES-6.52%

General Electric Capital Corp.
  1.26%                                        04/09/03      150,000       149,795,250
--------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.26%                                        04/11/03      200,000       199,713,000
--------------------------------------------------------------------------------------
International Lease Finance Corp.
  1.26%                                        04/10/03      100,000        99,860,000
======================================================================================
                                                                           449,368,250
======================================================================================
    Total Financial                                                      4,681,558,337
______________________________________________________________________________________
======================================================================================
TELECOMMUNICATION SERVICES-1.45%

INTEGRATED TELECOMMUNICATION SERVICES-1.45%

SBC International Inc.
  1.26%                                        03/12/03       50,000        49,980,750
--------------------------------------------------------------------------------------
  1.26%                                        03/18/03       50,000        49,970,250
======================================================================================
    Total Telecommunication Services                                        99,951,000
======================================================================================
    Total Commercial Paper (Cost
      $4,781,509,337)                                                    4,781,509,337
______________________________________________________________________________________
======================================================================================

                                                             PAR
                                               MATURITY     (000)           VALUE
--------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-5.45%(c)

Merrill Lynch Mortgage Capital, Inc.
  1.47%(d)                                     08/18/03   $  175,000   $   175,000,000
--------------------------------------------------------------------------------------
Morgan Stanley
  1.38%(e)                                     03/17/03      200,000       200,000,000
======================================================================================
    Total Master Note Agreements (Cost
      $375,000,000)                                                        375,000,000
______________________________________________________________________________________
======================================================================================
CERTIFICATE OF DEPOSIT-2.90%

U.S. Bank N.A.-North Dakota
  1.29% (Cost $200,000,000)                    03/10/03      200,000       200,000,000
______________________________________________________________________________________
======================================================================================
BANK NOTES-1.45%

Wells Fargo Bank N.A.
  1.29% (Cost $100,000,000)                    03/06/03      100,000       100,000,000
______________________________________________________________________________________
======================================================================================
U.S. GOVERNMENT AGENCY SECURITIES-0.43%

Federal Home Loan Bank Disc. Notes,
  1.30% (Cost $29,537,867)(a)                  03/03/03       29,540        29,537,867
======================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,486,047,204)                                  5,486,047,204
______________________________________________________________________________________
======================================================================================
REPURCHASE AGREEMENTS-20.41%(f)

Morgan Stanley & Co. Inc.
  1.37%(g)                                     03/03/03      250,000       250,000,000
--------------------------------------------------------------------------------------
State Street Bank & Trust Co.
  1.30%(h)                                     03/03/03       90,000        90,000,000
--------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.38%(i)                                     03/03/03    1,064,928     1,064,927,525
======================================================================================
    Total Repurchase Agreements (Cost
      $1,404,927,525)                                                    1,404,927,525
______________________________________________________________________________________
======================================================================================
TOTAL INVESTMENTS-100.09% (Cost
  $6,890,974,729)(j)                                                     6,890,974,729
______________________________________________________________________________________
======================================================================================
OTHER ASSETS LESS LIABILITIES-(0.09%)                                       (6,285,686)
______________________________________________________________________________________
======================================================================================
NET ASSETS-100%                                                        $ 6,884,689,043
______________________________________________________________________________________
======================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction); the security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 02/28/03 was $3,982,280,754, which represented 57.84% of the Fund's net assets. Of these securities, 0.004% of the Fund's net assets are considered to be illiquid.
(c) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.
(d) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day notice based on the timing of the demand. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(e) The fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 02/28/03.
(f) Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(g) Repurchase agreement entered into 02/28/03 with a maturing value of $250,028,542. Collateralized by $273,148,000 U.S. Treasury & Government obligations, 0% to 7.16% due 04/10/03 to 04/15/32 with an aggregate market value at 02/28/03 of $255,000,069.
(h) Repurchase agreement entered into 02/28/03 with a maturing value of $90,009,750. Collateralized by $91,920,000 U.S. Treasury obligations, 1.50% due 02/28/05 with a market value at 02/28/03 of $91,805,100.
(i) Joint repurchase agreement entered into 02/28/03 with a maturing value of $1,250,143,750. Collateralized by $1,388,985,000 U.S. Government
    obligations, 0% to 6.00% due 03/14/03 to 09/15/28 with an aggregate market value at 02/28/03 of $1,275,003,782.
(j) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

February 28, 2003
(Unaudited)

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                              $5,486,047,204
------------------------------------------------------------------------------
Repurchase agreements                                            1,404,927,525
------------------------------------------------------------------------------
Interest receivable                                                    970,068
------------------------------------------------------------------------------
Investment for deferred compensation plan                              198,468
------------------------------------------------------------------------------
Other assets                                                           187,491
==============================================================================
    Total assets                                                 6,892,330,756
______________________________________________________________________________
==============================================================================

LIABILITIES:

Payables for:
  Dividends                                                          6,165,138
------------------------------------------------------------------------------
  Deferred compensation plan                                           198,468
------------------------------------------------------------------------------
Accrued distribution fees                                              342,693
------------------------------------------------------------------------------
Accrued directors' fees                                                  7,725
------------------------------------------------------------------------------
Accrued transfer agent fees                                            181,417
------------------------------------------------------------------------------
Accrued operating expenses                                             746,272
==============================================================================
    Total liabilities                                                7,641,713
==============================================================================
Net assets applicable to shares outstanding                     $6,884,689,043
______________________________________________________________________________
==============================================================================

NET ASSETS:

Institutional Class                                             $5,282,431,163
______________________________________________________________________________
==============================================================================
Private Investment Class                                        $  506,298,707
______________________________________________________________________________
==============================================================================
Personal Investment Class                                       $  154,873,465
______________________________________________________________________________
==============================================================================
Cash Management Class                                           $  645,545,171
______________________________________________________________________________
==============================================================================
Reserve Class                                                   $  159,028,972
______________________________________________________________________________
==============================================================================
Resource Class                                                  $  136,511,565
______________________________________________________________________________
==============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                              5,282,444,883
______________________________________________________________________________
==============================================================================
Private Investment Class                                           506,356,457
______________________________________________________________________________
==============================================================================
Personal Investment Class                                          154,815,162
______________________________________________________________________________
==============================================================================
Cash Management Class                                              645,573,535
______________________________________________________________________________
==============================================================================
Reserve Class                                                      159,029,038
______________________________________________________________________________
==============================================================================
Resource Class                                                     136,471,656
______________________________________________________________________________
==============================================================================
Net asset value, offering and redemption price per share for
  each class                                                    $         1.00
______________________________________________________________________________
==============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the six months ended February 28, 2003
(Unaudited)

INVESTMENT INCOME:

Interest                                                        $64,694,946
===========================================================================

EXPENSES:

Advisory fees                                                     6,344,959
---------------------------------------------------------------------------
Administrative services fees                                        344,762
---------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                        1,240,507
---------------------------------------------------------------------------
  Personal Investment Class                                         619,330
---------------------------------------------------------------------------
  Cash Management Class                                             472,108
---------------------------------------------------------------------------
  Reserve Class                                                     858,650
---------------------------------------------------------------------------
  Resource Class                                                    190,966
---------------------------------------------------------------------------
Transfer agent fees                                                 682,053
---------------------------------------------------------------------------
Directors' fees                                                      29,670
---------------------------------------------------------------------------
Other                                                                50,047
===========================================================================
    Total expenses                                               10,833,052
===========================================================================
Less: Fees waived                                                (4,094,609)
===========================================================================
    Net expenses                                                  6,738,443
===========================================================================
Net investment income                                            57,956,503
===========================================================================
Net increase in net assets resulting from operations            $57,956,503
___________________________________________________________________________
===========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended February 28, 2003 and the year ended August 31, 2002 (Unaudited)

                                                              FEBRUARY 28,        AUGUST 31,
                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $    57,956,503    $   194,565,853
-----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                     --             (1,014)
===============================================================================================
    Net increase in net assets resulting from operations          57,956,503        194,564,839
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                            (46,223,533)      (152,003,031)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (2,798,912)        (9,135,125)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (741,581)        (2,982,406)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                           (6,493,270)       (20,969,503)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (466,751)        (1,671,130)
-----------------------------------------------------------------------------------------------
  Resource Class                                                  (1,232,393)        (7,804,658)
-----------------------------------------------------------------------------------------------
Share transactions-net:
  Institutional Class                                           (647,862,345)    (1,909,907,666)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                         6,847,646        (73,145,194)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                      (22,619,096)       (38,793,383)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                         (328,469,384)      (165,758,781)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                   12,519,887          2,060,196
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (77,137,580)      (239,950,953)
===============================================================================================
    Net increase (decrease) in net assets                     (1,056,720,809)    (2,425,496,795)
===============================================================================================

NET ASSETS:

  Beginning of period                                          7,941,409,852     10,366,906,647
===============================================================================================
  End of period                                              $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                 $ 6,883,260,747    $ 7,939,981,619
-----------------------------------------------------------------------------------------------
  Undistributed net investment income                              1,430,047          1,429,984
-----------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities                                                        (1,751)            (1,751)
===============================================================================================
                                                             $ 6,884,689,043    $ 7,941,409,852
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

February 28, 2003
(Unaudited)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

  The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. In the Schedule of Investments each company is organized in United States unless otherwise noted.

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of discount.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gains (including net short-term capital gains), if any, annually.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

E. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses are charged to each class pursuant to a transfer agency and service agreement adopted by the Fund with respect to such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has contractually agreed to waive advisory fees payable by the Fund to AIM at the annual rate of 0.075% of the average daily net assets of the Fund. For the six months ended February 28, 2003, AIM waived fees of $3,172,480.

  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended February 28, 2003, AIM was paid $344,762 for such services.

  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. During the six months ended February 28, 2003, AFS retained $655,895 for such services.

  Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class of the Fund. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plans, for the six months ended February 28, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $744,304 $449,839, $377,686, $734,830 and $152,773 respectively, after Plan fees waived by FMC of $922,129.

  Certain officers and directors of the Company are officers and directors of AIM, FMC, and/or AFS.

  During the six months ended February 28, 2003, the Fund paid legal fees of $7,613 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Board of Directors. A member of that firm is a director of the Company.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to directors who are not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested.

NOTE 4--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. The tax character of distributions paid during the year and the tax components of distributable earnings will be updated at the Fund's fiscal year-end.


NOTE 5--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

  Changes in capital stock during the six months ended February 28, 2003 and the year ended August 31, 2002 were as follows:

                                         SIX MONTHS ENDED                          YEAR ENDED
                                         FEBRUARY 28, 2003                       AUGUST 31, 2002
                                -----------------------------------    -----------------------------------
                                    SHARES              AMOUNT             SHARES              AMOUNT
----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class            24,331,482,525    $ 24,331,482,525     49,867,711,739    $ 49,867,711,739
----------------------------------------------------------------------------------------------------------
  Private Investment Class        1,165,286,446       1,165,286,446      2,478,100,689       2,478,100,689
----------------------------------------------------------------------------------------------------------
  Personal Investment Class         867,708,569         867,708,569      2,372,542,859       2,372,542,859
----------------------------------------------------------------------------------------------------------
  Cash Management Class           2,767,191,989       2,767,191,989      5,844,111,815       5,844,111,815
----------------------------------------------------------------------------------------------------------
  Reserve Class                   4,780,709,641       4,780,709,641      1,426,473,845       1,426,473,845
----------------------------------------------------------------------------------------------------------
  Resource Class                    486,638,359         486,638,359      2,197,934,978       2,197,934,978
==========================================================================================================
Issued as reinvestment of
  dividends:
  Institutional Class                 3,072,478           3,072,478          9,850,826           9,850,826
----------------------------------------------------------------------------------------------------------
  Private Investment Class            1,490,857           1,490,857          4,909,338           4,909,338
----------------------------------------------------------------------------------------------------------
  Personal Investment Class             716,655             716,655          3,033,277           3,033,277
----------------------------------------------------------------------------------------------------------
  Cash Management Class               2,856,037           2,856,037         13,867,829          13,867,829
----------------------------------------------------------------------------------------------------------
  Reserve Class                         465,406             465,406          1,755,442           1,755,442
----------------------------------------------------------------------------------------------------------
  Resource Class                      1,277,576           1,277,576          8,321,610           8,321,610
==========================================================================================================
Reacquired:
  Institutional Class           (24,982,417,348)    (24,982,417,348)   (51,787,470,231)    (51,787,470,231)
----------------------------------------------------------------------------------------------------------
  Private Investment Class       (1,159,929,657)     (1,159,929,657)    (2,556,155,221)     (2,556,155,221)
----------------------------------------------------------------------------------------------------------
  Personal Investment Class        (891,044,320)       (891,044,320)    (2,414,369,519)     (2,414,369,519)
----------------------------------------------------------------------------------------------------------
  Cash Management Class          (3,098,517,410)     (3,098,517,410)    (6,023,738,425)     (6,023,738,425)
----------------------------------------------------------------------------------------------------------
  Reserve Class                  (4,768,655,160)     (4,768,655,160)    (1,426,169,091)     (1,426,169,091)
----------------------------------------------------------------------------------------------------------
  Resource Class                   (565,053,515)       (565,053,515)    (2,446,207,541)     (2,446,207,541)
==========================================================================================================
                                 (1,056,720,872)   $ (1,056,720,872)    (2,425,495,781)   $ (2,425,495,781)
__________________________________________________________________________________________________________
==========================================================================================================

NOTE 6--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                               RESOURCE CLASS
                                   ----------------------------------------------------------------------
                                   SIX MONTHS
                                     ENDED                          YEAR ENDED AUGUST 31,
                                   FEBRUARY 28,      ----------------------------------------------------
                                      2003             2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
---------------------------------------------------------------------------------------------------------
Net investment income                    0.01            0.02       0.05       0.06       0.05       0.05
---------------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                     (0.01)          (0.02)     (0.05)     (0.06)     (0.05)     (0.05)
=========================================================================================================
Net asset value, end of period       $   1.00        $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
_________________________________________________________________________________________________________
=========================================================================================================
Total return(a)                          0.63%           1.85%      5.29%      5.91%      4.99%      5.54%
_________________________________________________________________________________________________________
=========================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $136,512        $213,654   $453,601   $563,431   $665,939   $698,380
_________________________________________________________________________________________________________
=========================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.26%(b)        0.26%      0.25%      0.25%      0.25%      0.25%
---------------------------------------------------------------------------------------------------------
  Without fee waivers                    0.38%(b)        0.34%      0.29%      0.29%      0.29%      0.29%
=========================================================================================================
Ratio of net investment income to
  average net assets                     1.27%(b)        1.89%      5.25%      5.78%      4.86%      5.40%
_________________________________________________________________________________________________________
=========================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $192,548,563.